UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-07747

Nuveen Multistate Trust I

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Jessica R. Droeger

Nuveen Investments

333 West Wacker Drive

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: May 31

Date of reporting period: November 30, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

Item 1. Reports to Stockholders.

NUVEEN INVESTMENTS MUTUAL FUNDS

Semiannual Report dated November 30, 2006	Dependable, tax-free income because it’s not what you earn, it’s what you keep.®

Nuveen Investments

Municipal Bond Funds

Nuveen Arizona Municipal Bond Fund

Nuveen Colorado Municipal Bond Fund

Nuveen New Mexico Municipal Bond Fund

NOW YOU CAN RECEIVE YOUR

NUVEEN INVESTMENTS FUND REPORTS FASTER

NO MORE WAITING.

SIGN UP TODAY TO RECEIVE NUVEEN INVESTMENTS FUND INFORMATION BY

E-MAIL.

It only takes a minute to sign up for E-Reports. Once enrolled, you’ll receive an e-mail as soon as your Nuveen Investments Fund information is ready — no more waiting for delivery by regular mail. Just click on the link within the e-mail to see the report, and save it on your computer if your wish.

IT’S FAST, EASY & FREE:

www.investordelivery.com

if you get your Nuveen Investments Fund dividends and statements from your financial advisor or brokerage account.

(Be sure to have the address sheet that accompanied this report handy. You’ll need it to complete the enrollment process.)

OR

www.nuveen.com/accountaccess

if you get your Nuveen Investments Fund dividends and statements directly from Nuveen Investments.

Must be preceded by or accompanied by a prospectus.

NOT FDIC INSURED    MAY LOSE VALUE    NO BANK GUARANTEE

“But one thing we do know is that a well-balanced portfolio – often including municipal bonds – can provide diversification that can reduce overall investment risk.”

Dear Shareholder,

Once again, I am pleased to report that during the six-month period covered by this report your Fund provided tax-free income and solid performance from a carefully selected portfolio of municipal bonds. Detailed information on your Fund’s performance can be found in the Portfolio Manager’s Comments and Fund Spotlight sections of this report.

As we begin a new year, no one knows for certain what the future will bring. But one thing we do know is that a well-balanced portfolio – often including municipal bonds – can provide diversification that can reduce overall investment risk. To learn more about the potential benefits of portfolio diversification, we encourage you to consult a trusted financial advisor. He or she should be able to help you understand how a municipal bond investment like your Nuveen Fund can be an important building block in a portfolio crafted to perform well through a variety of market conditions.

Since 1898, Nuveen Investments has offered financial products and solutions that incorporate careful research, diversification, and the application of conservative risk-management principles. We are grateful that you have chosen us as a partner as you pursue your financial goals. We look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Timothy R. Schwertfeger

Chairman of the Board

January 15, 2007

Semiannual Report    Page 1

Portfolio Manager’s Comments

Portfolio manager Scott Romans examines key investment strategies and the performance of the Nuveen Arizona, Colorado, and New Mexico Municipal Bond Funds. Scott, who has 6 years of investment experience, has managed the Funds since 2003.

How did the Funds perform during the six months ended November 30, 2006?

The nearby table provides total return performance information for the three Funds discussed in this report for the six-month, one-year, five-year, and ten-year periods ended November 30, 2006. Each Fund’s performance is compared with the national Lehman Brothers Municipal Bond Index, as well as with its Lipper peer fund category average. The factors determining the performance of each Fund are discussed later in the report.

For the six months ended November 30, 2006, the total return on net asset value of the Arizona Fund’s Class A shares was in line with its Lipper peer group average, while the NAV performance of the Colorado and New Mexico Funds’ Class A shares outpaced their respective peer group averages.

The six-month returns of both the Arizona and New Mexico Funds were in line with the Lehman Brothers index, while the Colorado Fund modestly lagged that national benchmark. Although we believe that comparing the performance of single state Funds with that of a national municipal index may offer some insights into how the Funds performed relative to the general municipal market, we also think that closely comparing the results of state Funds with a national average can be a bit misleading since most of the national index’s results come from the performance of out-of-state bonds.

What strategies were used to manage the Funds during the period? How did these strategies influence performance?

The six-month period provided a favorable environment for the municipal bond market. The yield curve flattened significantly during the period, with yields on longer-dated bonds declining much more than their shorter-dated counterparts. Another significant trend was the continued outperformance of lower-rated bonds, which benefited as credit spreads tightened from already historically narrow levels.

There were a number of similarities in our portfolio management strategies across all three Funds during the past six months. For example, as long-term bond yields rose early in the reporting period, we looked for opportunities in all three Funds to sell some of the holdings with low embedded yields. We then reinvested the proceeds of these sales in bonds offering better incremental income – thus improving the portfolios’ return potential while maintaining a similar level of risk.

When possible, we also took advantage of new opportunities to purchase selected lower-rated bonds when we believed they offered an attractive risk/reward balance. In prior reporting periods, good values among these bonds were difficult to find. However, during the period, we began to find more investment potential in the high-yield municipal bond category. Market conditions provided us with periodic opportunities to add to our lower-rated exposure, enabling us to better diversify the portfolios as well as provide additional income.

Another management approach common to all three portfolios was to invest in the single-family housing sector. Single-family housing bonds generally lagged during the recent market rally, as investors’ fears of mortgage prepayment risk typically increases when rates are declining. However, during the period we were able to find some new issues that we believed were attractively structured, added income to the Funds, and were well priced.

The views expressed reflect those of the portfolio manager and are subject to change at any time, based on market and other conditions.

Semiannual Report    Page 2

Class A Shares –

Total Returns as of 11/30/06

	Cumulative 6-Month	Average Annual
		1-Year	5-Year	10-Year
Nuveen Arizona Municipal Bond Fund
A Shares at NAV	4.54%	6.23%	4.53%	4.87%
A Shares at Offer	0.19%	1.74%	3.65%	4.42%
Lipper Arizona Municipal Debt Funds Category Average[1]	4.58%	6.05%	4.62%	4.73%
Lehman Brothers Municipal Bond Index[2]	4.53%	6.12%	5.40%	5.75%

Nuveen Colorado Municipal Bond Fund
A Shares at NAV	4.41%	5.93%	5.05%	5.12%
A Shares at Offer	0.04%	1.52%	4.15%	4.67%
Lipper Colorado Municipal Debt Funds Category Average[1]	3.86%	5.32%	4.67%	4.92%
Lehman Brothers Municipal Bond Index[2]	4.53%	6.12%	5.40%	5.75%

Nuveen New Mexico Municipal Bond Fund
A Shares at NAV	4.56%	5.90%	4.82%	4.94%
A Shares at Offer	0.18%	1.49%	3.93%	4.49%
Lipper Other States Municipal Debt Funds Category Average[1]	3.96%	5.56%	4.30%	4.64%
Lehman Brothers Municipal Bond Index[2]	4.53%	6.12%	5.40%	5.75%

Returns quoted represent past performance, which is no guarantee of future results. Returns less than one year are cumulative. Returns at NAV would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Class A shares have a 4.2 percent maximum sales charge. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. You cannot invest directly in an index. For the most recent month-end performance, visit www.nuveen.com or call (800) 257-8787.

Although each of the three Funds discussed in this report were managed with similar strategies in mind, there also were differences in how the portfolios were structured and the individual market conditions in each state. In the nearby chart, we provide more specific information about the performance and management of each Fund.

Nuveen Arizona Municipal Bond Fund

Careful management of the portfolio’s yield curve position was a significant positive factor underlying the Arizona Fund’s performance during the period. The Fund’s relatively long duration – meaning its price sensitivity to changes in interest rates – was beneficial as the yield curve flattened and long-dated bonds performed especially well.

In a market environment in which most lower-rated bonds outperformed higher-rated securities, the Fund’s performance also was helped by its holdings of A-rated bonds – although that performance was tempered by the relatively short durations of some of the holdings in this category.

One other positive was the Fund’s position in an inverse floating rate bond for the Salt River Project. This AA-rated security performed very well, owing to its long duration, and was added to the portfolio in part for its ability to help maintain the Fund’s income in spite of generally falling rates.

In contrast, a modest drag on performance came from the Fund’s weighting in multifamily housing bonds, which tended to lag during the period. Another hindrance was the Fund’s position in AAA-rated bonds, which tended to underperform lower-rated credits.

As the market yields reached its recent high during the summer, we sold some of our positions with lower embedded yields. We replaced these bonds with newer securities offering additional incremental income. In particular, we favored bonds with 15- to 20-year maturities. As the period progressed and the market continued to rally, we generally avoided making further changes to maintain the incremental income we had been able to pick up.

Semiannual Report    Page 3

1	For each Fund, the Lipper category average shown represents the average annualized total return for all reporting funds for the periods ended November 30, 2006. The Lipper categories contained 32, 31, 31 and 24 funds in the Lipper Arizona Municipal Debt Funds Category, 26, 26, 26 and 19 funds in the Lipper Colorado Municipal Debt Funds Category and 77, 74, 70 and 47 funds in the Lipper Other States Municipal Debt Funds Category for the six-month, and one-, five- and ten-year periods ended November 30, 2006. The returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in a Lipper Category.

2	The Lehman Brothers Municipal Bond Index is an unmanaged index composed of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

Compared to recent prior periods, we were able to identify a handful of attractive values among lower-rated bonds. In many cases, we were funding these lower-rated purchases through sales of Puerto Rico and other bonds. These trades helped us add incremental yield to the portfolio. We also sold some shorter-dated advance refunded bonds to help us achieve our duration management goals.

Nuveen Colorado Municipal Bond Fund

The performance of the Colorado Fund over the six-month period was helped by its relatively long duration – a net positive during an environment of declining yields, especially on the long end of the yield curve. The portfolio’s allocation to non-rated bonds – less than 4 percent at period end – also had a favorable impact as investors continued to embrace lower-rated securities. A third benefit was the makeup of our exposure to the single-family housing bond sector. Although single-family housing bonds generally underperformed the market, the specific bonds we owned tended to have comparatively shorter durations – meaning that the Fund did better in relative terms. On the negative side, the Fund’s performance was held back by our allocation to advance refunded and escrowed bonds, which tend to be of high quality and have short durations – two less desirable characteristics during the recent rally.

Noteworthy performers during the period were charter school bonds issued by the Colorado Education and Cultural Authority. These securities were rated BBB and benefited from substantial price appreciation after their pre-refunding during the period.

During the period, we took advantage of available opportunities in Colorado to add new lower-rated bonds to the Fund when we believed we had identified good values. One recent purchase was to add to our allocation in non-rated Eagle County airport terminal bonds. We also purchased several new health care positions that we concluded were attractively priced relative to their credit risk. The proceeds of many of our new purchases were funded through single-family housing bond calls, as well as by selling certain short-duration pre-refunded bonds. In addition, during the summer, we took advantage of opportunities to increase the Fund’s incremental yield, selling securities with lower embedded yields and replacing them with bonds offering better prevailing income characteristics.

Nuveen New Mexico Municipal Bond Fund

Over this six-month period, the New Mexico Fund’s performance was helped by its relatively long duration, which boosted results as the yield curve flattened and longer bonds outperformed. Not surprisingly, some of our most interest rate sensitive positions – including revenue bonds for the Santa Fe County Correctional System – were among our best individual holdings.

Another positive influence on performance came from our holdings of lower-rated U.S. territorial bonds. Because New Mexico municipal supply tends to be relatively limited, we often look to issuance in Puerto Rico and other territories for additional supply and diversification. During this period, we benefited from our positions in several lower-rated Puerto Rico securities that performed very well.

On the negative side, the Fund’s performance was hampered by our allocation to high-coupon single-family housing bonds, which fell as investors worried about these holdings’ prepayment risk. In addition, the Fund’s short-duration positions – especially those that had been pre-refunded in prior reporting periods – hindered performance because of their limited interest rate sensitivity.

Portfolio turnover in the New Mexico Fund was relatively low, as it is regularly challenging to find attractive new in-state positions that provide us with both the appropriate structural characteristics and sufficient diversification. One notable new issue we did add during the period was a multifamily housing bond trading at what we believed was an attractive price relative to the overall municipal bond market.

Again, as in the Arizona and Colorado Funds, we took advantage of several opportunities to improve

Semiannual Report    Page 4

the portfolio’s yield characteristics. We sold certain bonds that had been purchased in earlier, less favorable interest rate environments. Many of the sales were of recently pre-refunded bonds. By selling these shorter-duration holdings, we not only were able to reinvest in securities offering better embedded yields, but we also were able to achieve our goal of bringing the Fund’s duration more in line with our internal targets.

Dividend Information

Throughout the six-month period, all three Funds maintained their monthly tax-free dividend.

Each Fund seeks to pay dividends at a rate that reflects the past and projected performance of the Fund. To permit a Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If the Fund has cumulatively earned more than it has paid in dividends, it will hold the excess in reserve as undistributed net investment income (UNII) as part of the Fund’s net asset value. Conversely, if the Fund has cumulatively paid in dividends more than it has earned, the excess will constitute a negative UNII that will likewise be reflected in the Fund’s net asset value. Each Fund will, over time, pay all its net investment income as dividends to shareholders.

As of November 30, 2006, the Nuveen Arizona and New Mexico Municipal Bond Funds had negative UNII balances for financial statement purposes and positive UNII balances, based on our best estimates, for tax purposes. The Nuveen Colorado Municipal Bond Fund had a positive UNII balance for both financial statement and, based on our best estimate, tax purposes.

Semiannual Report    Page 5

Fund Spotlight as of 11/30/06 Nuveen Arizona Municipal Bond Fund

Quick Facts
	A Shares	B Shares	C Shares	R Shares
NAV	$10.87	$10.86	$10.85	$10.86
Latest Monthly Dividend[1]	$0.0345	$0.0275	$0.0295	$0.0360
Latest Capital Gain Distribution[2]	$0.0138	$0.0138	$0.0138	$0.0138
Inception Date	10/29/86	2/03/97	2/07/94	2/03/97

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Class A and C share returns are actual. Class B and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Class B) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Average Annual Total Returns as of 11/30/06
A Shares	NAV	Offer
1-Year	6.23%	1.74%
5-Year	4.53%	3.65%
10-Year	4.87%	4.42%
B Shares	w/o CDSC	w/CDSC
1-Year	5.40%	1.40%
5-Year	3.74%	3.57%
10-Year	4.24%	4.24%
C Shares	NAV
1-Year	5.55%
5-Year	3.95%
10-Year	4.29%
R Shares	NAV
1-Year	6.31%
5-Year	4.73%
10-Year	5.07%
Tax-Free Yields
A Shares	NAV	Offer
Dividend Yield[3]	3.81%	3.65%
SEC 30-Day Yield[4]	3.23%	3.09%
Taxable-Equivalent Yield[4,5]	4.72%	4.51%
B Shares	NAV
Dividend Yield[3]	3.04%
SEC 30-Day Yield	2.49%
Taxable-Equivalent Yield[5]	3.64%
C Shares	NAV
Dividend Yield[3]	3.26%
SEC 30-Day Yield	2.68%
Taxable-Equivalent Yield[5]	3.91%
R Shares	NAV
Dividend Yield[3]	3.98%
SEC 30-Day Yield	3.43%
Taxable-Equivalent Yield[5]	5.01%

Average Annual Total Returns as of 12/31/06
A Shares	NAV	Offer
1-Year	4.62%	0.22%
5-Year	4.63%	3.73%
10-Year	4.89%	4.44%
B Shares	w/o CDSC	w/CDSC
1-Year	3.81%	-0.19%
5-Year	3.86%	3.69%
10-Year	4.26%	4.26%
C Shares	NAV
1-Year	4.04%
5-Year	4.07%
10-Year	4.31%
R Shares	NAV
1-Year	4.80%
5-Year	4.83%
10-Year	5.09%

Portfolio Statistics
Net Assets ($000)	$89,227
Average Effective Maturity on Securities (Years)	14.62
Average Duration	5.65

1	Paid December 1, 2006. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2006.

2	Paid December 5, 2005. Capital gains are subject to federal taxation.

3	Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is a standardized measure of the current market yield on the Fund’s portfolio and is based on the maximum offer price per share. The Dividend Yield also differs from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

4	The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund’s policy permitting waiver of the A Share load in certain specified circumstances.

5	The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund’s SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate of 31.5%.

Semiannual Report    Page 6

Fund Spotlight as of 11/30/06 Nuveen Arizona Municipal Bond Fund

Bond Credit Quality1

Industries1

Tax Obligation/Limited	20.6%
Utilities	17.7%
Tax Obligation/General	12.6%
U.S. Guaranteed	10.9%
Water and Sewer	10.8%
Health Care	8.2%
Housing/Multifamily	7.9%
Education and Civic Organizations	7.6%
Other	3.7%
1	As a percentage of total investments as of November 30, 2006. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical Performance
	Actual Performance				(5% annualized return before expenses)

	A Shares	B Shares	C Shares	R Shares	A Shares	B Shares	C Shares	R Shares
Beginning Account Value (6/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (11/30/06)	$1,045.40	$1,041.40	$1,042.60	$1,046.30	$1,020.36	$1,016.60	$1,017.60	$1,021.36
Expenses Incurred During Period	$4.82	$8.65	$7.63	$3.80	$4.76	$8.54	$7.54	$3.75

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .94%, 1.69%, 1.49% and ..74% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual Report    Page 7

Fund Spotlight as of 11/30/06 Nuveen Colorado Municipal Bond Fund

Quick Facts
	A Shares	B Shares	C Shares	R Shares
NAV	$10.54	$10.54	$10.52	$10.53
Latest Monthly Dividend[1]	$0.0350	$0.0285	$0.0305	$0.0370
Inception Date	5/04/87	2/25/97	2/05/97	2/25/97

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Classes B and C) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Average Annual Total Returns as of 11/30/06
A Shares	NAV	Offer
1-Year	5.93%	1.52%
5-Year	5.05%	4.15%
10-Year	5.12%	4.67%
B Shares	w/o CDSC	w/CDSC
1-Year	5.14%	1.14%
5-Year	4.28%	4.11%
10-Year	4.52%	4.52%
C Shares	NAV
1-Year	5.39%
5-Year	4.49%
10-Year	4.55%
R Shares	NAV
1-Year	6.18%
5-Year	5.30%
10-Year	5.33%
Tax-Free Yields
A Shares	NAV	Offer
Dividend Yield[2]	3.98%	3.82%
SEC 30-Day Yield[3]	3.22%	3.09%
Taxable-Equivalent Yield[3,4]	4.70%	4.51%
B Shares	NAV
Dividend Yield[2]	3.24%
SEC 30-Day Yield	2.48%
Taxable-Equivalent Yield[4]	3.62%
C Shares	NAV
Dividend Yield[2]	3.48%
SEC 30-Day Yield	2.67%
Taxable-Equivalent Yield[4]	3.90%
R Shares	NAV
Dividend Yield[2]	4.22%
SEC 30-Day Yield	3.42%
Taxable-Equivalent Yield[4]	4.99%

Average Annual Total Returns as of 12/31/06
A Shares	NAV	Offer
1-Year	4.52%	0.10%
5-Year	5.14%	4.25%
10-Year	5.13%	4.69%
B Shares	w/o CDSC	w/CDSC
1-Year	3.74%	-0.26%
5-Year	4.37%	4.20%
10-Year	4.53%	4.53%
C Shares	NAV
1-Year	3.89%
5-Year	4.56%
10-Year	4.55%
R Shares	NAV
1-Year	4.66%
5-Year	5.35%
10-Year	5.34%

Portfolio Statistics
Net Assets ($000)	$43,854
Average Effective Maturity on Securities (Years)	16.40
Average Duration	5.72

1	Paid December 1, 2006. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2006.

2	Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is a standardized measure of the current market yield on the Fund’s portfolio and is based on the maximum offer price per share. The Dividend Yield also differs from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

3	The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund’s policy permitting waiver of the A Share load in certain specified circumstances.

4	The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund’s SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate of 31.5%.

Semiannual Report    Page 8

Fund Spotlight as of 11/30/06 Nuveen Colorado Municipal Bond Fund

Bond Credit Quality1

Industries1

Tax Obligation/Limited	21.0%
Health Care	17.4%
U.S. Guaranteed	16.3%
Tax Obligation/General	14.9%
Education and Civic Organizations	14.8%
Utilities	5.1%
Other	10.5%

1	As a percentage of total investments as of November 30, 2006. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical Performance
	Actual Performance				(5% annualized return before expenses)

	A Shares	B Shares	C Shares	R Shares	A Shares	B Shares	C Shares	R Shares
Beginning Account Value (6/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (11/30/06)	$1,044.10	$1,040.20	$1,041.50	$1,045.40	$1,020.51	$1,016.75	$1,017.75	$1,021.51
Expenses Incurred During Period	$4.66	$8.49	$7.47	$3.64	$4.61	$8.39	$7.38	$3.60

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .91%, 1.66%, 1.46% and ..71% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual Report    Page 9

Fund Spotlight as of 11/30/06 Nuveen New Mexico Municipal Bond Fund

Quick Facts
	A Shares	B Shares	C Shares	R Shares
NAV	$10.56	$10.56	$10.57	$10.61
Latest Monthly Dividend[1]	$0.0325	$0.0260	$0.0275	$0.0340
Inception Date	9/16/92	2/18/97	2/24/97	2/24/97

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Class A share returns are actual. Class B, C and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Classes B and C) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Average Annual Total Returns as of 11/30/06
A Shares	NAV	Offer
1-Year	5.90%	1.49%
5-Year	4.82%	3.93%
10-Year	4.94%	4.49%
B Shares	w/o CDSC	w/CDSC
1-Year	5.11%	1.11%
5-Year	4.04%	3.87%
10-Year	4.32%	4.32%
C Shares	NAV
1-Year	5.29%
5-Year	4.25%
10-Year	4.38%
R Shares	NAV
1-Year	6.06%
5-Year	5.02%
10-Year	5.17%
Tax-Free Yields
A Shares	NAV	Offer
Dividend Yield[2]	3.69%	3.54%
SEC 30-Day Yield[3]	3.23%	3.09%
Taxable-Equivalent Yield[3,4]	4.75%	4.54%
B Shares	NAV
Dividend Yield[2]	2.95%
SEC 30-Day Yield	2.48%
Taxable-Equivalent Yield[4]	3.65%
C Shares	NAV
Dividend Yield[2]	3.12%
SEC 30-Day Yield	2.68%
Taxable-Equivalent Yield[4]	3.94%
R Shares	NAV
Dividend Yield[2]	3.85%
SEC 30-Day Yield	3.42%
Taxable-Equivalent Yield[4]	5.03%

Average Annual Total Returns as of 12/31/06
A Shares	NAV	Offer
1-Year	4.48%	0.06%
5-Year	4.91%	4.00%
10-Year	4.96%	4.51%
B Shares	w/o CDSC	w/CDSC
1-Year	3.70%	-0.30%
5-Year	4.12%	3.95%
10-Year	4.34%	4.34%
C Shares	NAV
1-Year	3.97%
5-Year	4.34%
10-Year	4.40%
R Shares	NAV
1-Year	4.63%
5-Year	5.11%
10-Year	5.18%

Portfolio Statistics
Net Assets ($000)	$59,206
Average Effective Maturity on Securities (Years)	16.74
Average Duration	5.76

1	Paid December 1, 2006. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2006.

2	Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is a standardized measure of the current market yield on the Fund’s portfolio and is based on the maximum offer price per share. The Dividend Yield also differs from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

3	The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund’s policy permitting waiver of the A Share load in certain specified circumstances.

4	The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund’s SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate of 32.0%.

Semiannual Report    Page 10

Fund Spotlight as of 11/30/06 Nuveen New Mexico Municipal Bond Fund

Bond Credit Quality1

Industries1

Tax Obligation/Limited	30.4%
Water and Sewer	16.7%
U.S. Guaranteed	16.6%
Education and Civic Organizations	14.3%
Housing/Multifamily	7.7%
Other	14.3%

1	As a percentage of total investments as of November 30, 2006. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical Performance
	Actual Performance				(5% annualized return before expenses)

	A Shares	B Shares	C Shares	R Shares	A Shares	B Shares	C Shares	R Shares
Beginning Account Value (6/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (11/30/06)	$1,045.60	$1,041.70	$1,042.60	$1,047.30	$1,020.56	$1,016.80	$1,017.80	$1,021.56
Expenses Incurred During Period	$4.62	$8.45	$7.42	$3.59	$4.56	$8.34	$7.33	$3.55

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .90%, 1.65%, 1.45% and ..70% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual Report    Page 11

Portfolio of Investments (Unaudited)

Nuveen Arizona Municipal Bond Fund

November 30, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Consumer Staples – 1.1%

$895	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/12 at 100.00	BBB	$943,169
	Education and Civic Organizations – 7.8%

1,740	Arizona State University, Certificates of Participation, Series 2004, 5.250%, 9/01/22 – AMBAC Insured	9/14 at 100.00	AAA	1,896,356

1,500	Arizona State University, System Revenue Bonds, Series 2005, 5.000%, 7/01/21 – AMBAC Insured	7/15 at 100.00	AAA	1,623,345

550	Arizona Student Loan Acquisition Authority, Student Loan Revenue Refunding Bonds, Senior Series 1999A-1, 5.900%, 5/01/24 (Alternative Minimum Tax)	11/09 at 102.00	Aaa	588,901

115	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Series 1996A, 6.000%, 5/15/16 – CONNIE LEE/AMBA Insured	5/07 at 101.00	AAA	117,510

540	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Series 1998A, 5.375%, 5/15/28	5/08 at 101.00	A–	555,077

1,730	Glendale Industrial Development Authority, Arizona, Revenue Bonds, Midwestern University, Series 2001A, 5.750%, 5/15/21	5/11 at 101.00	A–	1,868,815

335	Yavapai County Community College District, Arizona, Revenue Bonds, Series 1993, 6.000%, 7/01/12	1/07 at 100.00	BBB+	335,586
6,510	Total Education and Civic Organizations			6,985,590
	Health Care – 8.4%

200	Arizona Health Facilities Authority, Hospital Revenue Bonds, Catholic Healthcare West, Series 1999A, 6.625%, 7/01/20	7/10 at 101.00	A	221,082

1,400	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s Hospital, Series 1999A, 6.125%, 11/15/22	11/09 at 100.00	Baa3	1,473,416

700	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health Network, Series 2005B, 5.000%, 12/01/37	12/15 at 100.00	BBB	724,780

540	Maricopa County Industrial Development Authority, Arizona, Health Facilities Revenue Bonds, Mayo Clinic, Series 2006, 5.000%, 11/15/36	5/16 at 100.00	AA	574,511

1,860	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds, Catholic Healthcare West, Series 1998A, 5.000%, 7/01/16	7/08 at 101.00	A–	1,903,840

900	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds, Catholic Healthcare West, Series 2004A, 5.375%, 7/01/23	7/14 at 100.00	A	962,928

370	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005, 5.000%, 4/01/16	4/15 at 100.00	Baa1	389,288

235	Maricopa County, Arizona, Hospital Revenue Refunding Bonds, Sun Health Corporation, Series 1997, 6.125%, 4/01/18	4/07 at 102.00	Baa1	241,157

1,055	Winslow Industrial Development Authority, Arizona, Hospital Revenue Bonds, Winslow Memorial Hospital, Series 1998, 5.500%, 6/01/22	6/08 at 101.00	N/R	1,037,730
7,260	Total Health Care			7,528,732
	Housing/Multifamily – 8.2%

2,090	Phoenix Industrial Development Authority, Arizona, GNMA Collateralized Multifamily Housing Revenue Bonds, Campaigne Place on Jackson, Series 2001, 5.700%, 6/20/31 (Alternative Minimum Tax)	6/11 at 102.00	Aaa	2,219,120

560	Phoenix Industrial Development Authority, Arizona, GNMA Collateralized Multifamily Housing Revenue Bonds, Park Lee Apartments, Series 2004A, 5.050%, 10/20/44 (Alternative Minimum Tax)	4/15 at 100.00	Aaa	578,015

2,080	Phoenix Industrial Development Authority, Arizona, Subordinate Lien Multifamily Housing Revenue Bonds, Arborwood Apartments, Series 2003B, 0.000%, 6/01/43 (3)	No Opt. Call	N/R	230,610

4,000	Tucson Industrial Development Authority, Arizona, Senior Living Facilities Revenue Bonds, Christian Care Project, Series 2000A, 5.625%, 7/01/20 – RAAI Insured	7/10 at 101.00	AA	4,258,680
8,730	Total Housing/Multifamily			7,286,425

12

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Housing/Single Family – 0.2%

$175	Maricopa County Industrial Development Authority, Arizona, Single Family Mortgage Revenue Refunding Bonds, Mortgage-Backed Securities Program, Series 1998B, 6.200%, 12/01/30 (Alternative Minimum Tax)	6/08 at 108.00	Aaa	$176,260
	Industrials – 0.6%

495	Yavapai County Industrial Development Authority, Arizona, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2003B, 4.450%, 3/01/28 (Mandatory put 3/01/08) (Alternative Minimum Tax)	No Opt. Call	BBB	496,510
	Long-Term Care – 1.4%

1,285	Cochise County Industrial Development Authority, Arizona, GNMA Collateralized Mortgage Revenue Refunding Bonds, Sierra Vista Care Center, Series 1994A, 6.750%, 11/20/19	12/06 at 100.00	AAA	1,288,110
	Tax Obligation/General – 13.0%

	Cochise County Unified School District 68, Sierra Vista, Arizona, General Obligation Refunding Bonds, Series 1992:
250	7.500%, 7/01/09 – FGIC Insured	No Opt. Call	AAA	274,153
300	7.500%, 7/01/10 – FGIC Insured	No Opt. Call	AAA	339,396

1,500	Maricopa County School District 6, Arizona, General Obligation Refunding Bonds, Washington Elementary School, Series 2002A, 5.375%, 7/01/15 – FSA Insured	No Opt. Call	AAA	1,696,875

1,000	Maricopa County Unified School District 11, Peoria, Arizona, General Obligation Bonds, Second Series 2005, 5.000%, 7/01/20 – FGIC Insured	7/15 at 100.00	AAA	1,087,560

39	Maricopa County Unified School District 41, Gilbert, Arizona, General Obligation Bonds, Series 1995, 6.250%, 7/01/15 – FSA Insured	7/08 at 100.00	AAA	40,566

310	Maricopa County Unified School District 80, Chandler, Arizona, School Improvement and Refunding Bonds, Series 1994, 6.250%, 7/01/11 – FGIC Insured	No Opt. Call	AAA	344,918

610	Maricopa County Union High School District 210 Phoenix, Arizona, General Obligation Bonds, Series 2006C, 5.000%, 7/01/24 – MBIA Insured	7/16 at 100.00	AAA	662,454

2,150	Maricopa County Union High School District 210, Phoenix, Arizona, General Obligation Bonds, Series 2004A, 5.000%, 7/01/19 – FSA Insured	7/14 at 100.00	AAA	2,323,011

1,000	Pima County Unified School District 1, Tucson, Arizona, School Improvement Bonds, Series 1992D, 7.500%, 7/01/10 – FGIC Insured	No Opt. Call	AAA	1,131,320

2,000	Tucson, Arizona, General Obligation Bonds, Series 2001B, 5.750%, 7/01/16	No Opt. Call	AA	2,341,500

1,250	Yuma & La Paz Counties Community College District, Arizona, General Obligation Bonds, Series 2006, 5.000%, 7/01/25 – MBIA Insured	7/16 at 100.00	AAA	1,356,450
10,409	Total Tax Obligation/General			11,598,203
	Tax Obligation/Limited – 21.3%

3,000	Arizona School Facilities Board, School Improvement Revenue Bonds, Series 2004A, 5.750%, 7/01/17 – AMBAC Insured	7/14 at 100.00	AAA	3,407,700

1,000	Arizona Tourism and Sports Authority, Tax Revenue Bonds, Multipurpose Stadium Facility Project, Series 2003A, 5.375%, 7/01/23 – MBIA Insured	7/13 at 100.00	Aaa	1,092,190

785	Bullhead City, Arizona, Special Assessment Bonds, East Branch Sewer Improvement District, Series 1993, 6.100%, 1/01/13	1/07 at 100.00	Baa2	786,389

510	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment Lien Bonds, Series 2001A, 7.875%, 7/01/25	7/10 at 102.00	N/R	566,998

	Greater Arizona Development Authority, Infrastructure Revenue Bonds, Series 2006A:
735	5.000%, 8/01/23 – MBIA Insured	8/16 at 100.00	AAA	796,799
875	5.000%, 8/01/25 – MBIA Insured	8/16 at 100.00	AAA	946,374

1,115	Maricopa County Stadium District, Arizona, Revenue Refunding Bonds, Series 2002, 5.375%, 6/01/17 – AMBAC Insured	6/12 at 100.00	Aaa	1,210,399

1,600	Mesa, Arizona, Street and Highway User Tax Revenue Bonds, Series 2005, 5.000%, 7/01/24 – FSA Insured	7/15 at 100.00	AAA	1,724,288

13

Portfolio of Investments (Unaudited)

Nuveen Arizona Municipal Bond Fund (continued)

November 30, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Tax Obligation/Limited (continued)

	Peoria Improvement District, Arizona, Special Assessment District 8801 Bonds, North Valley Power Center, Series 1992:
$425	7.300%, 1/01/12	1/07 at 101.00	A–		$430,406
460	7.300%, 1/01/13	1/07 at 101.00	A–		465,847

1,670	San Luis Civic Improvement Corporation, Arizona, Municipal Facilities Excise Tax Revenue Bonds, Series 2005, 5.000%, 7/01/25 – XLCA Insured	7/15 at 100.00	AAA		1,793,430

2,770	Tempe, Arizona, Excise Tax Revenue Bonds, Series 2004, 5.250%, 7/01/18 – AMBAC Insured	7/14 at 100.00	AAA		3,047,803

2,550	Tempe, Arizona, Excise Tax Revenue Refunding Bonds, Series 2003, 5.000%, 7/01/20	7/13 at 100.00	AAA		2,742,882
17,495	Total Tax Obligation/Limited				19,011,505
	Transportation – 0.6%

500	Phoenix, Arizona, Airport Revenue Bonds, Series 1994D, 6.400%, 7/01/12 – MBIA Insured (Alternative Minimum Tax)	1/07 at 100.00	AAA		500,990
	U.S. Guaranteed – 11.3% (4)

1,550	Arizona Health Facilities Authority, Hospital System Revenue Bonds, John C. Lincoln Health Network, Series 2000, 6.875%, 12/01/20 (Pre-refunded 12/01/10)	12/10 at 102.00	BBB	(4)	1,763,296

200	Arizona Health Facilities Authority, Hospital System Revenue Refunding Bonds, Phoenix Baptist Hospital and Medical Center Inc. and Medical Environments Inc., Series 1992, 6.250%, 9/01/11 – MBIA Insured (ETM)	3/07 at 100.00	AAA		208,170

200	Arizona Municipal Finance Program, Certificates of Participation, City of Goodyear Loan, Series 20, 7.700%, 8/01/10 – BIGI Insured (ETM)	No Opt. Call	AAA		219,564

1,525	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Refunding Bonds, Samaritan Health Services, Series 1990A, 7.000%, 12/01/16 – MBIA Insured (ETM)	No Opt. Call	AAA		1,884,061

165	Maricopa County, Arizona, Hospital Revenue Bonds, St. Luke's Hospital Medical Center, Series 1980, 8.750%, 2/01/10 (ETM)	No Opt. Call	AAA		177,504

500	Mesa, Arizona, Utility System Revenue Bonds, Series 2002, 5.000%, 7/01/20 (Pre-refunded 7/01/11) – FGIC Insured	7/11 at 100.00	AAA		530,745

	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Wastewater System Revenue Bonds, Series 2000:
1,290	6.125%, 7/01/14 (Pre-refunded 7/01/10) – FGIC Insured	7/10 at 101.00	AAA		1,413,621
1,000	6.250%, 7/01/17 (Pre-refunded 7/01/10) – FGIC Insured	7/10 at 101.00	AAA		1,099,830

2,500	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale Healthcare, Series 2001, 5.800%, 12/01/31 (Pre-refunded 12/01/11)	12/11 at 101.00	A3	(4)	2,771,275
8,930	Total U.S. Guaranteed				10,068,066
	Utilities – 18.3%

1,000	Arizona Power Authority, Special Obligation Power Resource Revenue Refunding Crossover Bonds, Hoover Project, Series 2001, 5.250%, 10/01/15	No Opt. Call	AA		1,116,670

100	Pima County Industrial Development Authority, Arizona, Lease Obligation Revenue Refunding Bonds, Tucson Electric Power Company, Series 1988A, 7.250%, 7/15/10 – FSA Insured	1/07 at 100.50	AAA		100,362

	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR:
4,500	5.000%, 7/01/26 – XLCA Insured	7/15 at 100.00	AAA		4,856,398
1,455	5.000%, 7/01/27 – XLCA Insured	7/15 at 100.00	AAA		1,566,933

590	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Series 2002B, 5.000%, 1/01/22	1/13 at 100.00	Aa1		626,155

7,500	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue Bonds, Series 2006, 5.000%, 1/01/37 (UB)	1/16 at 100.00	Aa1		8,087,175
15,145	Total Utilities				16,353,693

14

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Water and Sewer – 11.1%

$1,005	Cottonwood, Arizona, Senior Lien Water System Revenue Bonds, Municipal Property Corporation, Series 2004, 5.000%, 7/01/24 – XLCA Insured	7/14 at 100.00	AAA	$1,071,863

1,000	Cottonwood, Arizona, Water Revenue Bonds, Series 2006, 5.000%, 7/01/30 – XLCA Insured	7/16 at 100.00	AAA	1,078,530

660	Oro Valley Municipal Property Corporation, Arizona, Senior Lien Water Revenue Bonds, Series 2003, 5.000%, 7/01/23 – MBIA Insured	7/13 at 100.00	AAA	703,369

1,435	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Wastewater System Revenue Bonds, Series 2004, 5.000%, 7/01/24 – MBIA Insured	7/14 at 100.00	AAA	1,536,297

2,600	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series 2002, 5.000%, 7/01/26 – FGIC Insured	7/12 at 100.00	AAA	2,743,572

1,415	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series 2003, 4.500%, 7/01/22	7/14 at 100.00	AA	1,456,658

1,250	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series 2005, 5.000%, 7/01/23 – MBIA Insured	7/15 at 100.00	AAA	1,349,938
9,365	Total Water and Sewer			9,940,227
$87,194	Total Investments (cost $88,327,264) – 103.3%			92,177,480

	Floating Rate Obligations – (5.6%)			(5,000,000)

	Other Assets Less Liabilities – 2.3%			2,049,968

	Net Assets – 100%			$89,227,448

(1)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(2)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

(3)	Non-income producing security, in the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.

(ETM)	Escrowed to maturity.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

See accompanying notes to financial statements.

15

Portfolio of Investments (Unaudited)

Nuveen Colorado Municipal Bond Fund

November 30, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Education and Civic Organizations – 14.6%

$430	Boulder County, Colorado, Development Revenue Bonds, University Corporation for Atmospheric Research, Series 2003, 5.000%, 9/01/23 – AMBAC Insured	9/13 at 100.00	AAA	$456,114

1,440	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Academy of Charter Schools – Adams County School District 12, Series 2004, 5.250%, 5/01/17 – XLCA Insured	5/14 at 100.00	AAA	1,575,605

1,130	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Aurora Academy, Series 2004, 5.375%, 2/15/19 – XLCA Insured	2/14 at 100.00	AAA	1,239,294

1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Ridgeview Classical Schools, Series 2005A, 5.500%, 8/15/25 – XLCA Insured	8/15 at 100.00	AAA	1,122,220

1,355	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, University of Northern Colorado Lab School, Series 2004, 5.250%, 6/01/24 – XLCA Insured	6/14 at 100.00	AAA	1,470,703

500	Colorado Educational and Cultural Facilities Authority, School Revenue Bonds, Ave Maria School, Series 2000, 6.125%, 12/01/25 – RAAI Insured	12/10 at 100.00	AA	540,285
5,855	Total Education and Civic Organizations			6,404,221
	Health Care – 17.1%

500	Aspen Valley Hospital District, Pitkin County, Colorado, Revenue Bonds, Series 2000, 6.800%, 10/15/24	4/10 at 100.00	N/R	533,555

1,500	Colorado Health Facilities Agency, Revenue Bonds, Adventist Health, Sunbelt Obligated Group, Series 2006D, 5.125%, 11/15/29	11/16 at 100.00	A+	1,602,495

1,000	Colorado Health Facilities Authority, Revenue Bonds, Parkview Medical Center, Series 2004, 5.000%, 9/01/25	9/14 at 100.00	A3	1,036,430

560	Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley Health Care, Series 2005F, 5.000%, 3/01/25	3/15 at 100.00	BBB+	584,584

500	Colorado Health Facilities Authority, Revenue Bonds, Steamboat Springs Healthcare Association, Series 1999, 5.700%, 9/15/23	9/09 at 101.00	N/R	525,615

500	Colorado Health Facilities Authority, Revenue Bonds, Vail Valley Medical Center, Series 2001, 5.800%, 1/15/27	1/12 at 100.00	BBB	535,515

885	Colorado Springs, Colorado, Hospital Revenue Bonds, Memorial Hospital of Colorado Springs, Series 2000, 6.375%, 12/15/30	12/10 at 101.00	A–	971,464

560	Denver Health and Hospitals Authority, Colorado, Revenue Bonds, Series 2004A, 6.250%, 12/01/33	12/14 at 100.00	BBB	635,107

500	Montrose, Colorado, Enterprise Revenue Bonds, Montrose Memorial Hospital, Series 2003, 6.375%, 12/01/23	12/13 at 102.00	BBB–	568,445

500	University of Colorado Hospital Authority, Revenue Bonds, Series 2006A, 5.000%, 11/15/37	5/16 at 100.00	Baa1	519,620
7,005	Total Health Care			7,512,830
	Housing/Multifamily – 3.0%

1,300	Englewood, Colorado, Multifamily Housing Revenue Refunding Bonds, Marks Apartments Project, Series 1996, 6.650%, 12/01/26	12/06 at 102.00	A–	1,327,742
	Housing/Single Family – 0.8%

125	Colorado Housing Finance Authority, Single Family Program Senior Bonds, Series 1999C-3, 6.750%, 10/01/21	10/09 at 105.00	Aa2	127,638

165	Colorado Housing Finance Authority, Single Family Program Senior Bonds, Series 2000A-2, 7.450%, 10/01/16 (Alternative Minimum Tax)	10/09 at 105.00	Aa2	168,769

75	Colorado Housing Finance Authority, Single Family Program Senior Bonds, Series 2000C-3, 7.150%, 10/01/30	4/10 at 105.00	AA	76,232
365	Total Housing/Single Family			372,639
	Long-Term Care – 2.5%

1,000	Colorado Health Facilities Authority, Revenue Bonds, Covenant Retirement Communities Inc., Series 2002A, 5.500%, 12/01/33 – RAAI Insured	12/12 at 100.00	AA	1,077,960

16

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Tax Obligation/General – 14.7%

$2,000	Arapahoe County School District 6, Littleton, Colorado, General Obligation Bonds, Series 2002, 5.250%, 12/01/21 – FGIC Insured	12/12 at 100.00	AAA		$2,169,420

2,150	Douglas County School District RE1, Douglas and Elbert Counties, Colorado, General Obligation Bonds, Series 2004, 5.750%, 12/15/23 – FGIC Insured	12/14 at 100.00	Aaa		2,447,710

1,085	El Paso County School District 20, Academy, Colorado, General Obligation Bonds, Series 2003, 5.500%, 12/15/23 – FGIC Insured	12/13 at 100.00	Aaa		1,201,529

500	El Paso County School District 38, Lewis Palmer, Colorado, General Obligation Refunding Bonds, Series 2001, 6.000%, 12/01/21	No Opt. Call	Aa3		615,900
5,735	Total Tax Obligation/General				6,434,559
	Tax Obligation/Limited – 20.7%

500	Bowles Metropolitan District, Colorado, General Obligation Bonds, Series 2003, 5.500%, 12/01/28 – FSA Insured	12/13 at 100.00	AAA		550,865

1,000	Commerce City, Colorado, Sales Tax and Use Revenue Bonds, Series 2006, 5.000%, 8/01/21 – AMBAC Insured	8/16 at 100.00	AAA		1,092,490

2,000	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center Hotel, Series 2006, 5.125%, 12/01/25 – XLCA Insured	11/16 at 100.00	AAA		2,180,460

1,000	Larimer County, Colorado, Sales and Use Tax Revenue Bonds, Fairgrounds and Events Center, Series 2002, 5.500%, 12/15/18 – MBIA Insured	12/12 at 100.00	AAA		1,099,760

1,000	Mountain Village Metropolitan District, San Miguel County, Colorado, General Obligation Limited Tax Bonds, Series 2006B, 4.750%, 12/01/31 – XLCA Insured	12/16 at 100.00	AAA		1,034,210

1,460	Tower Metropolitan District, Adams County, Colorado, General Obligation Bonds, Series 2005, 5.000%, 12/01/35 – RAAI Insured	12/15 at 100.00	AA		1,540,650

1,480	Vista Ridge Metropolitan District, Colorado, Limited Ta General Obligation Bonds, Series 2006A, 5.000%, 12/01/26 – RAAI Insured	12/16 at 100.00	AA		1,575,268
8,440	Total Tax Obligation/Limited				9,073,703
	Transportation – 3.9%

465	Eagle County Air Terminal Corporation, Colorado, Airport Terminal Revenue Bonds, Series 2001, 7.000%, 5/01/21 (Alternative Minimum Tax)	5/11 at 101.00	N/R		501,005

100	Eagle County Air Terminal Corporation, Colorado, Airport Terminal Revenue Bonds, Series 2006, 5.250%, 5/01/20 (Alternative Minimum Tax)	5/16 at 100.00	N/R		102,422

1,000	Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2001A, 5.500%, 6/15/15 – AMBAC Insured	6/11 at 102.00	AAA		1,095,500
1,565	Total Transportation				1,698,927
	U.S. Guaranteed – 16.1% (3)

1,800	Arapahoe County, Colorado, Single Family Mortgage Revenue Bonds, Series 1984A, 0.000%, 9/01/10 (ETM)	No Opt. Call	AAA		1,568,628

600	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Academy Charter School – Douglas County School District Re. 1, Series 2000, 6.875%, 12/15/20 (Pre-refunded 12/15/10)	12/10 at 101.00	BBB	(3)	677,514

600	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Bromley East Charter School, Series 2000A, 7.250%, 9/15/30 (Pre-refunded 9/15/11)	9/11 at 100.00	Ba1	(3)	685,476

500	Colorado Health Facilities Authority, Revenue Bonds, PorterCare Adventist Health System, Series 2001, 6.500%, 11/15/23 (Pre-refunded 11/15/11)	11/11 at 101.00	A+	(3)	569,120

600	Colorado Springs, Colorado, Hospital Revenue Bonds, Memorial Hospital of Colorado Springs, Series 2000, 6.375%, 12/15/30 (Pre-refunded 12/15/10)	12/10 at 101.00	A–	(3)	666,570

900	Colorado Springs, Colorado, Utility System Revenue Bonds, Series 1978B, 6.600%, 11/15/18 (ETM)	No Opt. Call	AAA		1,093,257

1,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/14 (Pre-refunded 9/01/10) – MBIA Insured	9/10 at 79.90	AAA		696,270

17

Portfolio of Investments (Unaudited)

Nuveen Colorado Municipal Bond Fund (continued)

November 30, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	U.S. Guaranteed (3) (continued)

$1,000	Fremont County School District Re-1, Cannon City, Colorado, General Obligation Bonds, Series 2003, 5.000%, 12/01/24 (Pre-refunded 12/01/13) – MBIA Insured	12/13 at 100.00	Aaa	$1,088,880
7,000	Total U.S. Guaranteed			7,045,715
	Utilities – 5.0%

1,000	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.250%, 10/01/32 – XLCA Insured	10/16 at 100.00	AAA	1,101,200

1,000	Platte River Power Authority, Colorado, Power Revenue Refunding Bonds, Series 2002EE, 5.375%, 6/01/17	6/12 at 100.00	AA	1,085,560
2,000	Total Utilities			2,186,760
$40,265	Total Investments (cost $40,453,029) – 98.4%			43,135,056

	Other Assets Less Liabilities – 1.6%			718,848

	Net Assets – 100%			$43,853,904

(1)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(2)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

(3)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.

(ETM)	Escrowed to maturity.

See accompanying notes to financial statements.

18

Portfolio of Investments (Unaudited)

Nuveen New Mexico Municipal Bond Fund

November 30, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Education and Civic Organizations – 14.0%

$1,500	New Mexico Educational Assistance Foundation, Education Loan Bonds, First Subordinate Series 2001B-1, 5.900%, 9/01/31	9/11 at 100.00	A2	$1,588,845

750	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Refunding Bonds, Ana G. Mendez University System, Series 2002, 5.500%, 12/01/31	12/12 at 101.00	BBB–	802,365

2,500	University of New Mexico, Revenue Refunding Bonds, Series 1992A, 6.000%, 6/01/21	No Opt. Call	AA	2,968,525

2,000	University of New Mexico, Subordinate Lien Revenue Refunding and Improvement Bonds, Series 2002A, 5.000%, 6/01/22	6/12 at 100.00	AA	2,114,100

750	University of New Mexico, Subordinate Lien Revenue Refunding Bonds, Series 2003A, 5.250%, 6/01/18	6/13 at 100.00	AA	818,227
7,500	Total Education and Civic Organizations			8,292,062
	Health Care – 3.5%

2,000	Farmington, New Mexico, Hospital Revenue Bonds, San Juan Regional Medical Center Inc., Series 2004A, 5.000%, 6/01/23	6/14 at 100.00	A3	2,092,240
	Housing/Multifamily – 7.6%

600	Bernalillo County, New Mexico, Multifamily Housing Revenue Bonds, Vista Montana Apartments Project, Series 2001A, 5.400%, 12/01/31 – MBIA Insured	6/11 at 100.00	Aaa	621,714

1,780	Bernalillo County, New Mexico, Multifamily Housing Revenue Refunding and Improvement Bonds, El Centro Senior Housing Complex, Series 1999, 5.850%, 6/15/29	6/09 at 101.00	N/R	1,816,081

2,000	New Mexico Mortgage Finance Authority, Multifamily Housing Revenue Bonds, Las Palomas Apartments, Series 2006C, 4.700%, 9/01/22 (Alternative Minimum Tax)	3/20 at 100.00	AAA	2,054,580
4,380	Total Housing/Multifamily			4,492,375
	Housing/Single Family – 2.4%

180	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Series 1996B-2, 6.300%, 7/01/28 (Alternative Minimum Tax)	7/07 at 102.00	AAA	184,090

255	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Series 1996G-2, 6.200%, 7/01/28 (Alternative Minimum Tax)	7/07 at 102.00	AAA	260,383

500	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Series 2000B, 7.000%, 9/01/31 (Alternative Minimum Tax)	11/09 at 101.50	AAA	507,915

445	New Mexico Mortgage Finance Authority, Single Family Mortgage Program Bonds, Series 2000C-2, 6.950%, 9/01/31 (Alternative Minimum Tax)	1/10 at 102.50	AAA	452,111
1,380	Total Housing/Single Family			1,404,499
	Information Technology – 0.8%

500	Sandoval County, New Mexico, Incentive Payment Revenue Bonds, Intel Corporation Project, Series 2005, 5.000%, 6/01/20	6/15 at 100.00	A+	537,415
	Tax Obligation/General – 3.6%

1,970	Sandoval County, New Mexico, General Obligation Bonds, Series 2004, 5.000%, 4/15/23 – MBIA Insured	4/14 at 100.00	Aaa	2,121,808
	Tax Obligation/Limited – 29.8%

3,005	Bernalillo County, New Mexico, Gross Receipts Tax Revenue Bonds, Series 2004, 5.250%, 6/15/19 – AMBAC Insured	6/09 at 100.00	AAA	3,120,272

1,125	Cibola County, New Mexico, Gross Receipts Tax Revenue Bonds, Series 2006B, 5.000%, 6/01/25 – AMBAC Insured	6/16 at 100.00	Aaa	1,209,071

	Dona Ana County, New Mexico, Gross Receipts Tax Revenue Refunding and Improvement Bonds, Series 2003:
360	5.250%, 5/01/25 – AMBAC Insured	5/13 at 100.00	Aaa	389,689
545	5.250%, 5/01/28 – AMBAC Insured	5/13 at 100.00	Aaa	585,608

1,160	Gallup, New Mexico, Sales Tax Revenue Bonds, Series 2004A, 5.000%, 6/01/24 – AMBAC Insured	6/13 at 100.00	Aaa	1,235,412

1,510	Lincoln County, New Mexico, Gross Receipts Tax Revenue Refunding Bonds, Series 2002, 5.125%, 6/01/30 – AMBAC Insured	6/12 at 100.00	Aaa	1,602,352

19

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Tax Obligation/Limited (continued)

$2,000	New Mexico Finance Authority, Senior Lien Transportation Revenue Bonds, Series 2004A, 5.250%, 6/15/24 – MBIA Insured	6/14 at 100.00	AAA		$2,181,740

1,000	San Juan County, New Mexico, Subordinate Gross Receipts Tax Revenue Bonds, Series 2001A, 5.125%, 9/15/26 – AMBAC Insured	9/11 at 101.00	AAA		1,063,130

4,000	Santa Fe County, New Mexico, Correctional System Gross Receipts Tax Revenue Bonds, Series 1997, 6.000%, 2/01/27 – FSA Insured	No Opt. Call	AAA		4,922,360

1,245	Santa Fe, New Mexico, Gross Receipts Sales Tax Revenue Bonds, Series 2006B, 5.000%, 6/01/23 – FSA Insured	6/16 at 100.00	AAA		1,347,227
15,950	Total Tax Obligation/Limited				17,656,861
	U.S. Guaranteed – 16.3% (3)

3,750	Albuquerque, New Mexico, Gross Receipts Lodgers Tax Improvement and Revenue Refunding Bonds, Series 1991B, 0.000%, 7/01/11 – FSA Insured (ETM)	No Opt. Call	AAA		3,169,650

1,000	Bernalillo County, New Mexico, Gross Receipts Tax Revenue Bonds, Series 1999, 5.250%, 10/01/26 (Pre-refunded 10/01/09)	10/09 at 100.00	AA+	(3)	1,046,950

1,000	New Mexico Finance Authority, Court Automation Fee Revenue Bonds, Series 2002, 5.000%, 6/15/17 (Pre-refunded 6/15/11) – MBIA Insured	6/11 at 100.00	AAA		1,059,230

2,000	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2001A, 5.750%, 8/01/15 (Pre-refunded 8/01/11)	8/11 at 101.00	AA–	(3)	2,198,760

1,060	New Mexico Mortgage Finance Authority, General Revenue Office Building Bonds, Series 2000, 6.000%, 9/01/26 (Pre-refunded 9/01/09)	9/09 at 100.00	AAA		1,128,476

	Santa Fe, New Mexico, Educational Facilities Revenue Refunding and Improvement Bonds, College of Santa Fe, Series 1997:
500	6.000%, 10/01/13 (Pre-refunded 10/01/07)	10/07 at 100.00	BBB–	(3)	510,040
500	5.875%, 10/01/21 (Pre-refunded 10/01/07)	10/07 at 100.00	BBB–	(3)	509,530
9,810	Total U.S. Guaranteed				9,622,636
	Utilities – 3.6%

1,500	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico, Series 1999A, 6.600%, 10/01/29 (Alternative Minimum Tax)	10/09 at 102.00	BBB		1,622,490

135	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2000HH, 5.250%, 7/01/29 – FSA Insured	7/10 at 101.00	AAA		143,240

300	Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series 2002JJ, 5.250%, 7/01/15 – MBIA Insured	No Opt. Call	AAA		336,861
1,935	Total Utilities				2,102,591
	Water and Sewer – 16.4%

2,000	Albuquerque and Benralillo County Water Authority, New Mexico, Joint Water and Sewer System Revenue Bonds, Series 2006A, 5.000%, 7/01/26 – AMBAC Insured	7/16 at 100.00	AAA		2,167,000

1,000	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Series 2004C, 5.000%, 6/01/24 – AMBAC Insured	6/14 at 100.00	AAA		1,068,610

1,000	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Series 2005C, 5.000%, 6/15/25 – AMBAC Insured	6/15 at 100.00	Aaa		1,075,860

4,000	New Mexico Finance Authority, Public Project Revolving Fund Revenue Bonds, Series 2006B, 5.000%, 6/01/36 – MBIA Insured	6/16 at 100.00	AAA		4,308,720

1,000	Roswell, New Mexico, Joint Water and Sewerage Revenue Bonds, Series 2005, 5.000%, 6/01/23 – MBIA Insured	6/15 at 100.00	Aaa		1,078,580
9,000	Total Water and Sewer				9,698,770
$54,425	Total Investments (cost $54,457,121) – 98.0%				58,021,257

	Other Assets Less Liabilities – 2.0%				1,184,860

	Net Assets – 100%				$59,206,117

20

(1)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(2)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

(3)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.

(ETM)	Escrowed to maturity.

See accompanying notes to financial statements.

21

Statement of Assets and Liabilities (Unaudited)

November 30, 2006

	Arizona	Colorado	New Mexico
Assets
Investments, at value (cost $88,327,264, $40,453,029 and $54,457,121, respectively)	$92,177,480	$43,135,056	$58,021,257
Cash	1,097,163	116,847	404,158
Receivables:
Interest	1,741,922	740,191	1,019,570
Investments sold	250,000	—	60,000
Shares sold	—	63,369	20,386
Other assets	292	123	259
Total assets	95,266,857	44,055,586	59,525,630
Liabilities
Floating rate obligations	5,000,000	—	—
Payables for shares redeemed	657,679	—	72,447
Accrued expenses:
Management fees	39,183	19,342	25,860
12b-1 distribution and service fees	18,562	12,264	15,255
Other	44,996	27,430	29,716
Dividends payable	278,989	142,646	176,235
Total liabilities	6,039,409	201,682	319,513
Net assets	$89,227,448	$43,853,904	$59,206,117
Class A Shares
Net assets	$61,360,050	$32,245,461	$46,404,757
Shares outstanding	5,646,982	3,058,218	4,395,274
Net asset value per share	$10.87	$10.54	$10.56
Offering price per share (net asset value per share plus maximum sales charge of 4.20% of offering price)	$11.35	$11.00	$11.02
Class B Shares
Net assets	$3,696,033	$3,342,012	$3,735,049
Shares outstanding	340,398	316,983	353,704
Net asset value and offering price per share	$10.86	$10.54	$10.56
Class C Shares
Net assets	$9,294,954	$6,779,803	$7,769,057
Shares outstanding	856,731	644,525	734,762
Net asset value and offering price per share	$10.85	$10.52	$10.57
Class R Shares
Net assets	$14,876,411	$1,486,628	$1,297,254
Shares outstanding	1,369,694	141,196	122,264
Net asset value and offering price per share	$10.86	$10.53	$10.61

Net Assets Consist of:
Capital paid-in	$85,113,855	$41,795,770	$56,591,206
Undistributed (Over-distribution of) net investment income	(61,907)	8,492	(44,098)
Accumulated net realized gain (loss) from investments	325,284	(632,385)	(905,127)
Net unrealized appreciation (depreciation) of investments	3,850,216	2,682,027	3,564,136
Net assets	$89,227,448	$43,853,904	$59,206,117

See accompanying notes to financial statements.

22

Statement of Operations (Unaudited)

Six Months Ended November 30, 2006

	Arizona	Colorado	New Mexico
Investment Income	$2,180,227	$1,062,752	$1,396,441
Expenses
Management fees	239,915	115,029	155,615
12b-1 service fees – Class A	61,770	31,935	45,467
12b-1 distribution and service fees – Class B	18,001	18,597	18,339
12b-1 distribution and service fees – Class C	33,424	21,667	28,494
Shareholders’ servicing agent fees and expenses	24,803	12,063	14,294
Interest expense and fees	22,384	—	—
Custodian’s fees and expenses	19,794	14,141	21,319
Trustees’ fees and expenses	1,179	522	756
Professional fees	5,412	4,776	5,131
Shareholders’ reports – printing and mailing expenses	20,512	9,775	12,330
Federal and state registration fees	4,563	1,473	2,441
Other expenses	1,540	722	887
Total expenses before custodian fee credit	453,297	230,700	305,073
Custodian fee credit	(7,932)	(6,664)	(9,697)
Net expenses	445,365	224,036	295,376
Net investment income	1,734,862	838,716	1,101,065
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	(85,042)	366,615	66,595
Net change in unrealized appreciation (depreciation) of investments	2,285,849	650,322	1,398,960
Net realized and unrealized gain (loss)	2,200,807	1,016,937	1,465,555
Net increase (decrease) in net assets from operations	$3,935,669	$1,855,653	$2,566,620

See accompanying notes to financial statements.

23

Statement of Changes in Net Assets (Unaudited)

	Arizona		Colorado		New Mexico
	Six Months Ended 11/30/06	Year Ended 5/31/06	Six Months Ended 11/30/06	Year Ended 5/31/06	Six Months Ended 11/30/06	Year Ended 5/31/06
Operations
Net investment income	$1,734,862	$3,780,283	$838,716	$1,677,762	$1,101,065	$2,125,804
Net realized gain (loss) from investments	(85,042)	390,167	366,615	237,546	66,595	120,643
Net change in unrealized appreciation (depreciation) of investments	2,285,849	(2,715,182)	650,322	(1,318,603)	1,398,960	(1,602,013)
Net increase (decrease) in net assets from operations	3,935,669	1,455,268	1,855,653	596,705	2,566,620	644,434
Distributions to Shareholders
From net investment income:
Class A	(1,196,322)	(2,641,184)	(646,522)	(1,292,031)	(852,990)	(1,734,050)
Class B	(58,192)	(142,969)	(64,935)	(159,645)	(58,117)	(151,390)
Class C	(146,979)	(309,199)	(101,219)	(184,113)	(120,502)	(239,266)
Class R	(301,331)	(636,750)	(26,602)	(36,794)	(20,934)	(38,682)
From accumulated net realized gains:
Class A	—	(87,475)	—	—	—	—
Class B	—	(5,989)	—	—	—	—
Class C	—	(11,937)	—	—	—	—
Class R	—	(19,873)	—	—	—	—
Decrease in net assets from distributions to shareholders	(1,702,824)	(3,855,376)	(839,278)	(1,672,583)	(1,052,543)	(2,163,388)
Fund Share Transactions
Proceeds from sale of shares	3,724,768	7,798,742	3,915,048	4,891,324	2,838,760	8,953,948
Proceeds from shares issued to shareholders due to reinvestment of distributions	753,097	1,719,587	384,724	773,058	584,657	1,207,826
	4,477,865	9,518,329	4,299,772	5,664,382	3,423,417	10,161,774
Cost of shares redeemed	(7,751,868)	(15,190,066)	(3,320,670)	(6,452,452)	(3,247,675)	(5,999,614)
Net increase (decrease) in net assets from Fund share transactions	(3,274,003)	(5,671,737)	979,102	(788,070)	175,742	4,162,160
Net increase (decrease) in net assets	(1,041,158)	(8,071,845)	1,995,477	(1,863,948)	1,689,819	2,643,206
Net assets at the beginning of period	90,268,606	98,340,451	41,858,427	43,722,375	57,516,298	54,873,092
Net assets at the end of period	$89,227,448	$90,268,606	$43,853,904	$41,858,427	$59,206,117	$57,516,298
Undistributed (Over-distribution of) net investment income at the end of period	$(61,907)	$(93,945)	$8,492	$9,054	$(44,098)	$(92,620)

See accompanying notes to financial statements.

24

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

The Nuveen Multistate Trust I (the “Trust”) is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust is comprised of the Nuveen Arizona Municipal Bond Fund (“Arizona”), Nuveen Colorado Municipal Bond Fund (“Colorado”) and Nuveen New Mexico Municipal Bond Fund (“New Mexico”) (collectively, the “Funds”), among others. The Trust was organized as a Massachusetts business trust on July 1, 1996. The Funds were each organized as a series of predecessor trusts or corporations prior to that date.

The Funds seek to provide high levels of tax-free income and preservation of capital through investments in diversified portfolios of quality municipal bonds.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Investment Valuation

The prices of municipal bonds in each Fund’s investment portfolio are provided by a pricing service approved by the Fund’s Board of Trustees. When market price quotes are not readily available (which is usually the case for municipal securities), the pricing service may establish fair value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. If the pricing service is unable to supply a price for a municipal bond, each Fund may use a market price or fair market value quote provided by a major broker/dealer in such investments. If it is determined that the market price or fair market value for an investment is unavailable or inappropriate, the Board of Trustees of the Funds, or its designee, may establish a fair value for the Investment. Temporary investments in securities that have variable rate and demand features qualifying them as short-term investments are valued at amortized cost, which approximates market value.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued or delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At November 30, 2006, there were no such outstanding purchase commitments in any of the Funds.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Dividends and Distributions to Shareholders

Tax-exempt net investment income is declared monthly as a dividend. Generally, payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Flexible Sales Charge Program

Each Fund offers Class A, B, C and R Shares. Class A Shares are generally sold with an up-front sales charge and incur a .20% annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) if redeemed within 18 months of purchase. Class B Shares are sold without an up-front sales charge but incur a .75% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. An investor purchasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without an up-front sales charge but incur a .55% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances.

25

Notes to Financial Statements (Unaudited) (continued)

Derivative Financial Instruments

The Funds are authorized to invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such instruments, and may do so in the future, they did not invest in any such instruments during the six months ended November 30, 2006.

Inverse Floating Rate Securities

Each Fund may invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond’s par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as one of the Funds) an inverse floating rate certificate (sometimes referred to as an “inverse floater”) that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond’s value. The price of an inverse floating rate security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

A Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an “externally-deposited inverse floater”), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into the special purpose trust and receiving in turn the residual interest in the trust (referred to as a “self-deposited inverse floater”). An investment in an externally-deposited inverse floater is identified in the Portfolio of Investments as an “Inverse floating rate investment”. An investment in a self-deposited inverse floater is accounted for as a financing transaction in accordance with Statement of Financial Accounting Standards (SFAS) No. 140 “Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities”. In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as an “Underlying bond of an inverse floating rate trust”, with the Fund accounting for the short-term floating rate certificates issued by the trust as “Floating rate obligations” on the Statement of Assets and Liabilities. In addition, the Fund reflects in Investment Income the entire earnings of the underlying bond and accounts for the related interest paid to the holders of the short-term floating rate certificates as “Interest expense and fees” in the Statement of Operations.

During the six months ended November 30, 2006, Arizona invested in externally deposited inverse floaters and/or self-deposited inverse floaters. Colorado and New Mexico did not invest in any such instruments during the six months ended November 30, 2006.

Arizona had average floating rate obligations outstanding related to self-deposited inverse floaters of $1,168,478 during the six months ended November 30, 2006, with an average annual interest rate of 3.80%.

Expense Allocation

Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund’s cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

26

2. Fund Shares

Transactions in Fund shares were as follows:

	Arizona
	Six Months Ended 11/30/06		Year Ended 5/31/06
	Shares	Amount	Shares	Amount
Shares sold:
Class A	208,404	$2,233,776	453,148	$4,853,656
Class A – automatic conversion of Class B shares	11,617	123,929	12,247	130,086
Class B	15,737	166,837	16,272	174,250
Class C	94,589	1,015,182	208,418	2,230,776
Class R	17,583	185,044	38,276	409,974
Shares issued to shareholders due to reinvestment of distributions:
Class A	46,391	495,468	106,512	1,143,462
Class B	1,481	15,813	3,637	39,019
Class C	4,332	46,182	10,448	111,950
Class R	18,325	195,634	39,639	425,156
	418,459	4,477,865	888,597	9,518,329
Shares redeemed:
Class A	(509,875)	(5,449,963)	(1,071,512)	(11,459,943)
Class B	(45,045)	(480,558)	(69,260)	(738,528)
Class B – automatic conversion to Class A shares	(11,628)	(123,929)	(12,258)	(130,086)
Class C	(88,154)	(939,505)	(152,897)	(1,628,121)
Class R	(70,846)	(757,913)	(115,490)	(1,233,388)
	(725,548)	(7,751,868)	(1,421,417)	(15,190,066)
Net increase (decrease)	(307,089)	$(3,274,003)	(532,820)	$(5,671,737)

	Colorado
	Six Months Ended 11/30/06		Year Ended 5/31/06
	Shares	Amount	Shares	Amount
Shares sold:
Class A	107,335	$1,115,729	296,633	$3,083,806
Class A – automatic conversion of Class B shares	31,894	329,483	16,604	174,295
Class B	6,631	68,296	11,757	122,671
Class C	169,125	1,753,124	106,571	1,113,722
Class R	62,788	648,416	38,269	396,830
Shares issued to shareholders due to reinvestment of distributions:
Class A	28,514	295,653	57,468	599,435
Class B	1,643	17,023	5,001	52,223
Class C	4,835	50,055	8,602	89,531
Class R	2,122	21,993	3,058	31,.869
	414,887	4,299,772	543,963	5,664,382
Shares redeemed:
Class A	(169,655)	(1,761,164)	(374,404)	(3,890,075)
Class B	(69,700)	(725,965)	(110,000)	(1,146,668)
Class B – automatic conversion to Class A shares	(31,901)	(329,483)	(16,612)	(174,295)
Class C	(33,921)	(349,897)	(92,479)	(961,212)
Class R	(14,878)	(154,161)	(26,824)	(280,202)
	(320,055)	(3,320,670)	(620,319)	(6,452,452)
Net increase (decrease)	94,832	$979,102	(76,356)	$(788,070)

27

Notes to Financial Statements (Unaudited) (continued)

	New Mexico
	Six Months Ended 11/30/06		Year Ended 5/31/06
	Shares	Amount	Shares	Amount
Shares sold:
Class A	200,781	$2,080,530	633,192	$6,607,338
Class A – automatic conversion of Class B shares	4,983	52,124	41,825	432,747
Class B	2,906	30,381	13,411	139,768
Class C	41,525	433,453	158,727	1,659,180
Class R	22,964	242,272	10,981	114,915
Shares issued to shareholders due to reinvestment of distributions:
Class A	45,894	475,755	89,397	933,005
Class B	3,308	34,281	9,262	96,728
Class C	5,792	60,020	14,041	146,840
Class R	1,402	14,601	2,980	31,253
	329,555	3,423,417	973,816	10,161,774
Shares redeemed:
Class A	(235,501)	(2,436,766)	(417,783)	(4,361,020)
Class B	(30,532)	(316,110)	(71,598)	(742,381)
Class B – automatic conversion to Class A shares	(4,983)	(52,124)	(41,825)	(432,747)
Class C	(42,374)	(439,012)	(44,594)	(463,352)
Class R	(356)	(3,663)	(11)	(114)
	(313,746)	(3,247,675)	(575,811)	(5,999,614)
Net increase (decrease)	15,809	$175,742	398,005	$4,162,160

3. Investment Transactions

Purchases and sales (including maturities but excluding short-term investments) during the six months ended November 30, 2006, were as follows:

	Arizona	Colorado	New Mexico
Purchases	$11,502,719	$5,824,392	$6,516,814
Sales and maturities	9,648,426	5,378,915	5,180,206

4. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their Federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At November 30, 2006, the cost of investments was as follows:

	Arizona	Colorado	New Mexico
Cost of investments	$83,323,474	$40,448,779	$54,450,845

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2006, were as follows:

	Arizona	Colorado	New Mexico
Gross unrealized:
Appreciation	$4,785,454	$2,700,928	$3,595,455
Depreciation	(931,448)	(14,651)	(25,043)
Net unrealized appreciation (depreciation) of investments	$3,854,006	$2,686,277	$3,570,412

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at May 31, 2006, the Funds’ last tax year end, were as follows:

	Arizona	Colorado	New Mexico
Undistributed net tax-exempt income*	$188,419	$142,871	$75,439
Undistributed net ordinary income**	6,343	—	—
Undistributed net long-term capital gains	410,325	—	—

28

* Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on May 9, 2006, paid on June 1, 2006.

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the Funds’ last tax year ended May 31, 2006, was designated for purposes of the dividends paid deduction as follows:

	Arizona	Colorado	New Mexico
Distributions from net tax-exempt income	$3,762,891	$1,674,626	$2,167,951
Distributions from net ordinary income**	—	—	—
Distributions from net long-term capital gains	125,274	—	—
**	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At May 31, 2006, the Funds’ last tax year end, the following Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

	Colorado	New Mexico
Expiration Year:
2008	$101,282	$162,170
2009	374,552	338,996
2010	97,920	—
2011	220,293	309,022
2012	204,953	161,534
Total	$999,000	$971,722

5. Management Fee and Other Transactions with Affiliates

Each Fund’s management fee is separated into two components – a complex-level component, based on the aggregate amount of all fund assets managed by Nuveen Asset Management (the “Adviser”), a wholly owned subsidiary of Nuveen Investments, Inc. (“Nuveen”), and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is based upon the average daily net assets of each Fund as follows:

Average Daily Net Assets	Fund-Level Fee Rate
For the first $125 million	.3500%
For the next $125 million	.3375
For the next $250 million	.3250
For the next $500 million	.3125
For the next $1 billion	.3000
For the next $3 billion	.2750
For net assets over $5 billion	.2500

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the table below. As of November 30, 2006, the complex-level fee rate was .1845%.

Complex-Level Assets(1)	Complex-Level Fee Rate
For the first $55 billion	.2000%
For the next $1 billion	.1800
For the next $1 billion	.1600
For the next $3 billion	.1425
For the next $3 billion	.1325
For the next $3 billion	.1250
For the next $5 billion	.1200
For the next $5 billion	.1175
For the next $15 billion	.1150
For managed assets over $91 billion(2)	.1400

(1)	The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets (“Managed Assets” means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

29

Notes to Financial Statements (Unaudited) (continued)

(2)	With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its Officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

The Adviser may voluntarily reimburse expenses from time to time in any of the Funds. Voluntary reimbursements may be terminated at any time at the Adviser’s discretion.

During the six months ended November 30, 2006, Nuveen Investments, LLC (the “Distributor”), a wholly owned subsidiary of Nuveen, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to authorized dealers as follows:

	Arizona	Colorado	New Mexico
Sales charges collected	$26,062	$14,690	$49,684
Paid to authorized dealers	22,853	12,427	41,537

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

During the six months ended November 30, 2006, the Distributor compensated authorized dealers directly with commission advances at the time of purchase as follows:

	Arizona	Colorado	New Mexico
Commission advances	$9,541	$14,295	$4,380

To compensate for commissions advanced to authorized dealers, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the six months ended November 30, 2006, the Distributor retained such 12b-1 fees as follows:

	Arizona	Colorado	New Mexico
12b-1 fees retained	$19,952	$19,212	$19,155

The remaining 12b-1 fees charged to the Funds were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

30

The Distributor also collected and retained CDSC on share redemptions during the six months ended November 30, 2006, as follows:

	Arizona	Colorado	New Mexico
CDSC retained	$4,928	$8,458	$5,681

6. New Accounting Pronouncements

Financial Accounting Standards Board Interpretation No. 48

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 Accounting for Uncertainty in Income Taxes (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and does not expect the adoption of FIN 48 will have a significant impact on the net assets or results of operations of the Funds.

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this standard relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of November 30, 2006, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements included within the Statement of Operations for the period.

7. Subsequent Events

Distributions to Shareholders

The Funds declared dividend distributions from their tax-exempt net investment income which were paid on December 27, 2006, to shareholders of record on December 8, 2006, as follows:

	Arizona	Colorado	New Mexico
Dividend per share:
Class A	$.0345	$.0350	$.0325
Class B	.0275	.0285	.0260
Class C	.0295	.0305	.0275
Class R	.0360	.0370	.0340

Arizona also declared a capital gains distribution of $.0496 per share and a net ordinary income distribution of $.0008 per share, which were paid on December 5, 2006, to shareholders of record on December 1, 2006.

31

Financial Highlights (Unaudited)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations			Less Distributions					Ratios/Supplemental Data
ARIZONA											Ratios to Average Net Assets Before Credit/ Reimbursement				Ratios to Average Net Assets After Reimbursement(c)				Ratios to Average Net Assets After Credit/ Reimbursement(d)
Year Ended May 31,	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Expenses(f)		Net Invest- ment Income		Expenses(f)		Net Invest- ment Income		Expenses(f)		Net Invest- ment Income		Portfolio Turnover Rate
Class A (10/86)
2007(e)	$10.60	$.21	$.27	$.48	$(.21)	$—	$(.21)	$10.87	4.54%	$61,360.96		%*	3.92	%*	.96	%*	3.92	%*	.94	%*	3.93	%*	13%
2006	10.87	.43	(.27)	.16	(.42)	(.01)	(.43)	10.60	1.58	62,420.90			3.98		.90		3.98		.88		4.01		21
2005	10.73	.46	.30	.76	(.46)	(.16)	(.62)	10.87	7.28	69,432.90			4.20		.90		4.20		.89		4.22		26
2004	11.35	.48	(.61)	(.13)	(.49)	—	(.49)	10.73	(1.19)	69,355.94			4.34		.94		4.34		.93		4.35		10
2003	10.91	.51	.47	.98	(.52)	(.02)	(.54)	11.35	9.23	75,255.92			4.56		.92		4.56		.91		4.57		14
2002	10.84	.53	.12	.65	(.53)	(.05)	(.58)	10.91	6.06	69,356.92			4.85		.92		4.85		.91		4.86		16
Class B (2/97)
2007(e)	10.59	.17	.27	.44	(.17)	—	(.17)	10.86	4.14	3,696	1.71	*	3.17	*	1.71	*	3.17	*	1.69	*	3.18	*	13
2006	10.85	.35	(.26)	.09	(.34)	(.01)	(.35)	10.59	.88	4,021	1.65		3.23		1.65		3.23		1.63		3.25		21
2005	10.72	.38	.29	.67	(.38)	(.16)	(.54)	10.85	6.37	4,791	1.65		3.46		1.65		3.46		1.64		3.47		26
2004	11.33	.40	(.61)	(.21)	(.40)	—	(.40)	10.72	(1.85)	6,162	1.69		3.59		1.69		3.59		1.68		3.60		10
2003	10.89	.42	.48	.90	(.44)	(.02)	(.46)	11.33	8.43	6,745	1.67		3.81		1.67		3.81		1.66		3.82		14
2002	10.83	.45	.11	.56	(.45)	(.05)	(.50)	10.89	5.20	5,962	1.67		4.10		1.67		4.10		1.66		4.11		16
Class C (2/94)
2007(e)	10.58	.18	.27	.45	(.18)	—	(.18)	10.85	4.26	9,295	1.51	*	3.37	*	1.51	*	3.37	*	1.49	*	3.39	*	13
2006	10.85	.37	(.27)	.10	(.36)	(.01)	(.37)	10.58	1.01	8,951	1.45		3.44		1.45		3.44		1.43		3.46		21
2005	10.71	.40	.30	.70	(.40)	(.16)	(.56)	10.85	6.71	8,462	1.45		3.65		1.45		3.65		1.44		3.66		26
2004	11.33	.42	(.61)	(.19)	(.43)	—	(.43)	10.71	(1.73)	7,481	1.49		3.80		1.49		3.80		1.48		3.80		10
2003	10.90	.45	.46	.91	(.46)	(.02)	(.48)	11.33	8.56	9,289	1.47		4.01		1.47		4.01		1.46		4.02		14
2002	10.83	.47	.12	.59	(.47)	(.05)	(.52)	10.90	5.50	7,454	1.46		4.30		1.46		4.30		1.46		4.31		16
Class R (2/97)
2007(e)	10.59	.22	.27	.49	(.22)	—	(.22)	10.86	4.63	14,876.76		*	4.12	*	.76	*	4.12	*	.74	*	4.13	*	13
2006	10.86	.45	(.27)	.18	(.44)	(.01)	(.45)	10.59	1.75	14,876.70			4.19		.70		4.19		.68		4.21		21
2005	10.72	.48	.30	.78	(.48)	(.16)	(.64)	10.86	7.47	15,656.70			4.41		.70		4.41		.69		4.42		26
2004	11.33	.50	(.60)	(.10)	(.51)	—	(.51)	10.72	(.93)	16,198.74			4.55		.74		4.55		.73		4.55		10
2003	10.90	.53	.47	1.00	(.55)	(.02)	(.57)	11.33	9.38	19,351.72			4.76		.72		4.76		.71		4.77		14
2002	10.83	.56	.12	.68	(.56)	(.05)	(.61)	10.90	6.30	17,742.72			5.05		.72		5.05		.71		5.06		16

*	Annualized.
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)	After expense reimbursement from the Adviser, where applicable.
(d)	After custodian fee credit and expense reimbursement, where applicable.
(e)	For the six months ended November 30, 2006.
(f)	The expense ratios for the six months ended November 30, 2006 in the above table reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, as described in Footnote 1 – Inverse Floating Rate Securities. The amount of this deemed interest expense for such period expressed as a percentage of average net assets was 0.05% for each share class.

See accompanying notes to financial statements.

32

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations			Less Distributions					Ratios/Supplemental Data
COLORADO											Ratios to Average Net Assets Before Credit/ Reimbursement				Ratios to Average Net Assets After Reimbursement(c)				Ratios to Average Net Assets After Credit/ Reimbursement(d)
Year Ended May 31,	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Expenses		Net Invest- ment Income		Expenses		Net Invest- ment Income		Expenses		Net Invest- ment Income		Portfolio Turnover Rate
Class A (5/87)
2007(e)	$10.30	$.21	$.24	$.45	$(.21)	$—	$(.21)	$10.54	4.41%	$32,245.94		%*	4.02	%*	.94	%*	4.02	%*	.91	%*	4.05	%*	13%
2006	10.56	.42	(.26)	.16	(.42)	—	(.42)	10.30	1.55	31,512.94			4.03		.94		4.03		.92		4.05		28
2005	10.03	.43	.51	.94	(.41)	—	(.41)	10.56	9.50	32,345.93			4.10		.93		4.10		.91		4.12		29
2004	10.52	.45	(.49)	(.04)	(.45)	—	(.45)	10.03	(.34)	30,658.95			4.34		.95		4.34		.94		4.35		49
2003	10.15	.48	.38	.86	(.49)	—	(.49)	10.52	8.70	32,732.95			4.66		.95		4.66		.93		4.68		12
2002	10.02	.52	.13	.65	(.52)	—	(.52)	10.15	6.53	32,638.96			5.05		.96		5.05		.94		5.06		28
Class B (2/97)
2007(e)	10.30	.17	.24	.41	(.17)	—	(.17)	10.54	4.02	3,342	1.69	*	3.27	*	1.69	*	3.27	*	1.66	*	3.30	*	13
2006	10.56	.34	(.26)	.08	(.34)	—	(.34)	10.30	.79	4,225	1.69		3.28		1.69		3.28		1.67		3.30		28
2005	10.04	.35	.50	.85	(.33)	—	(.33)	10.56	8.61	5,491	1.68		3.35		1.68		3.35		1.66		3.37		29
2004	10.53	.37	(.48)	(.11)	(.38)	—	(.38)	10.04	(1.04)	5,867	1.70		3.59		1.70		3.59		1.69		3.60		49
2003	10.16	.40	.39	.79	(.42)	—	(.42)	10.53	7.93	6,310	1.70		3.92		1.70		3.92		1.68		3.93		12
2002	10.03	.44	.13	.57	(.44)	—	(.44)	10.16	5.78	6,014	1.70		4.29		1.70		4.29		1.69		4.31		28
Class C (2/97)
2007(e)	10.28	.18	.24	.42	(.18)	—	(.18)	10.52	4.15	6,780	1.49	*	3.46	*	1.49	*	3.46	*	1.46	*	3.50	*	13
2006	10.54	.36	(.25)	.11	(.37)	—	(.37)	10.28	1.03	5,184	1.49		3.48		1.49		3.48		1.47		3.50		28
2005	10.02	.37	.51	.88	(.36)	—	(.36)	10.54	8.85	5,077	1.48		3.55		1.48		3.55		1.46		3.57		29
2004	10.51	.39	(.48)	(.09)	(.40)	—	(.40)	10.02	(.87)	5,234	1.50		3.80		1.50		3.80		1.49		3.81		49
2003	10.14	.42	.39	.81	(.44)	—	(.44)	10.51	8.14	6,801	1.49		4.11		1.49		4.11		1.48		4.12		12
2002	10.01	.46	.13	.59	(.46)	—	(.46)	10.14	5.98	4,064	1.49		4.50		1.49		4.50		1.48		4.51		28
Class R (2/97)
2007(e)	10.29	.22	.24	.46	(.22)	—	(.22)	10.53	4.54	1,487.74		*	4.21	*	.74	*	4.21	*	.71	*	4.24	*	13
2006	10.55	.44	(.26)	.18	(.44)	—	(.44)	10.29	1.78	938.74			4.24		.74		4.24		.72		4.26		28
2005	10.03	.45	.50	.95	(.43)	—	(.43)	10.55	9.65	809.73			4.30		.73		4.30		.71		4.31		29
2004	10.52	.47	(.48)	(.01)	(.48)	—	(.48)	10.03	(.11)	647.75			4.54		.75		4.54		.74		4.56		49
2003	10.16	.50	.38	.88	(.52)	—	(.52)	10.52	8.84	799.75			4.87		.75		4.87		.74		4.88		12
2002	10.01	.54	.15	.69	(.54)	—	(.54)	10.16	6.98	819.75			5.25		.75		5.25		.74		5.26		28

*	Annualized.
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)	After expense reimbursement from the Adviser, where applicable.
(d)	After custodian fee credit and expense reimbursement, where applicable.
(e)	For the six months ended November 30, 2006.

See accompanying notes to financial statements.

33

Financial Highlights (Unaudited) (continued)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations			Less Distributions					Ratios/Supplemental Data
NEW MEXICO											Ratios to Average Net Assets Before Credit/ Reimbursement				Ratios to Average Net Assets After Reimbursement(c)				Ratios to Average Net Assets After Credit/ Reimbursement(d)
Year Ended May 31,	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Expenses		Net Invest- ment Income		Expenses		Net Invest- ment Income		Expenses		Net Invest- ment Income		Portfolio Turnover Rate
Class A (9/92)
2007(e)	$10.29	$.20	$.27	$.47	$(.20)	$—	$(.20)	$10.56	4.56%	$46,405.93		%*	3.88	%*	.93	%*	3.88	%*	.90	%*	3.92	%*	9%
2006	10.57	.41	(.28)	.13	(.41)	—	(.41)	10.29	1.29	45,044.91			3.86		.91		3.86		.88		3.89		13
2005	10.07	.43	.50	.93	(.43)	—	(.43)	10.57	9.41	42,608.92			4.14		.92		4.14		.91		4.15		12
2004	10.66	.45	(.58)	(.13)	(.46)	—	(.46)	10.07	(1.28)	41,789.93			4.36		.93		4.36		.92		4.36		20
2003	10.27	.47	.40	.87	(.48)	—	(.48)	10.66	8.65	47,478.93			4.48		.93		4.48		.92		4.49		8
2002	10.23	.49	.04	.53	(.49)	—	(.49)	10.27	5.22	45,882.95			4.76		.95		4.76		.94		4.77		22
Class B (2/97)
2007(e)	10.29	.16	.27	.43	(.16)	—	(.16)	10.56	4.17	3,735	1.68	*	3.13	*	1.68	*	3.13	*	1.65	*	3.17	*	9
2006	10.57	.33	(.27)	.06	(.34)	—	(.34)	10.29	.54	3,940	1.66		3.10		1.66		3.10		1.63		3.14		13
2005	10.07	.35	.50	.85	(.35)	—	(.35)	10.57	8.59	5,007	1.67		3.39		1.67		3.39		1.66		3.40		12
2004	10.66	.37	(.58)	(.21)	(.38)	—	(.38)	10.07	(2.02)	5,137	1.68		3.61		1.68		3.61		1.67		3.61		20
2003	10.27	.39	.40	.79	(.40)	—	(.40)	10.66	7.84	5,919	1.68		3.73		1.68		3.73		1.66		3.74		8
2002	10.23	.41	.04	.45	(.41)	—	(.41)	10.27	4.43	4,485	1.70		4.01		1.70		4.01		1.69		4.02		22
Class C (2/97)
2007(e)	10.30	.18	.26	.44	(.17)	—	(.17)	10.57	4.26	7,769	1.48	*	3.33	*	1.48	*	3.33	*	1.45	*	3.37	*	9
2006	10.58	.35	(.28)	.07	(.35)	—	(.35)	10.30	.71	7,517	1.46		3.31		1.46		3.31		1.42		3.34		13
2005	10.07	.37	.51	.88	(.37)	—	(.37)	10.58	8.88	6,364	1.47		3.58		1.47		3.58		1.46		3.60		12
2004	10.67	.40	(.60)	(.20)	(.40)	—	(.40)	10.07	(1.94)	5,243	1.48		3.81		1.48		3.81		1.47		3.82		20
2003	10.27	.41	.41	.82	(.42)	—	(.42)	10.67	8.13	4,615	1.47		3.93		1.47		3.93		1.46		3.95		8
2002	10.23	.43	.04	.47	(.43)	—	(.43)	10.27	4.61	3,295	1.50		4.20		1.50		4.20		1.48		4.21		22
Class R (2/97)
2007(e)	10.33	.22	.26	.48	(.20)	—	(.20)	10.61	4.73	1,297.74		*	4.08	*	.74	*	4.08	*	.70	*	4.11	*	9
2006	10.61	.43	(.28)	.15	(.43)	—	(.43)	10.33	1.46	1,015.71			4.06		.71		4.06		.67		4.09		13
2005	10.11	.45	.50	.95	(.45)	—	(.45)	10.61	9.56	895.72			4.34		.72		4.34		.71		4.35		12
2004	10.70	.47	(.59)	(.12)	(.47)	—	(.47)	10.11	(1.10)	836.73			4.56		.73		4.56		.72		4.57		20
2003	10.30	.49	.41	.90	(.50)	—	(.50)	10.70	8.91	726.73			4.68		.73		4.68		.71		4.69		8
2002	10.26	.51	.03	.54	(.50)	—	(.50)	10.30	5.39	547.75			4.96		.75		4.96		.74		4.97		22

*	Annualized.
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)	After expense reimbursement from the Adviser, where applicable.
(d)	After custodian fee credit and expense reimbursement, where applicable.
(e)	For the six months ended November 30, 2006.

See accompanying notes to financial statements.

34

Notes

35

Notes

36

Fund Information

Fund Manager Nuveen Asset Management 333 West Wacker Drive Chicago, IL 60606	Legal Counsel Chapman and Cutler LLP Chicago, IL Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Chicago, IL Custodian State Street Bank & Trust Company Boston, MA	Transfer Agent and Shareholder Services Boston Financial Data Services, Inc. Nuveen Investor Services P.O. Box 8530 Boston, MA 02266-8530 (800) 257-8787

Glossary of Terms Used in this Report

Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Average Effective Maturity: The average of the number of years to maturity of the bonds in a Fund’s portfolio, computed by weighting each bond’s time to maturity (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions unless an escrow account has been established to redeem the bond before maturity. The market value weighting for an investment in an inverse floating rate security is the value of the portfolio’s residual interest in the inverse floating rate trust, and does not include the value of the floating rate securities issued by the trust.

Average Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s (or bond fund’s) value to changes when market interest rates change. Generally, the longer a bond or Fund’s duration, the more the price of the bond or Fund will change as interest rates change.

Dividend Yield (also known as Market Yield or Current Yield): An investment’s current annualized dividend divided by its current offering price.

Inverse Floaters: Inverse floating rate securities are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

Net Asset Value (NAV): A Fund’s NAV is the dollar value of one share in the Fund. It is calculated by subtracting the liabilities of the Fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

SEC 30-Day Yield: A standardized measure of a Fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the fund’s portfolio.

Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis at a specified assumed tax rate, the yield of a municipal bond investment.

Quarterly Portfolio of Investments and Proxy Voting information: Each Fund’s (i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2006, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments at (800) 257-8787 or on Nuveen’s website at www.nuveen.com.

You may also obtain this and other fund information directly from the Securities and Exchange Commission (“SEC”). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section at 450 Fifth Street NW, Washington, D.C. 20549.

NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.

37

Learn more

about Nuveen Funds at

www.nuveen.com/mf

Nuveen Investments:

SERVING Investors

For GENERATIONS

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. Over this time, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that can be integral parts of a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

We offer many different investing solutions for our clients’ different needs.

Managing approximately $160 billion in assets as of December 31, 2006, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under six distinct brands: NWQ, specializing in value-style equities; Nuveen, managing fixed-income investments; Santa Barbara, committed to growth equities; Tradewinds NWQ, specializing in global value equities; Rittenhouse, focused on “blue-chip” growth equities; and Symphony, with expertise in alternative investments as well as equity and income portfolios.

Find out how we can help you reach your financial goals.

To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at (800) 257-8787. Please read the information carefully before you invest.

•	Share prices

•	Fund details

•	Daily financial news

•	Investor education

MSA-MS2-1106D

NUVEEN INVESTMENTS MUTUAL FUNDS

Semiannual Report dated November 30, 2006	Dependable, tax-free income because it’s not what you earn, it’s what you keep.®

Nuveen Investments

Municipal Bond Funds

Nuveen Florida Municipal Bond Fund

NOW YOU CAN RECEIVE YOUR

NUVEEN INVESTMENTS FUND REPORTS FASTER

NO MORE WAITING.

SIGN UP TODAY TO RECEIVE NUVEEN INVESTMENTS FUND INFORMATION BY

E-MAIL.

It only takes a minute to sign up for E-Reports. Once enrolled, you’ll receive an e-mail as soon as your Nuveen Investments Fund information is ready — no more waiting for delivery by regular mail. Just click on the link within the e-mail to see the report, and save it on your computer if your wish.

IT’S FAST, EASY & FREE:

www.investordelivery.com

if you get your Nuveen Investments Fund dividends and statements from your financial advisor or brokerage account.

(Be sure to have the address sheet that accompanied this report handy. You’ll need it to complete the enrollment process.)

OR

www.nuveen.com/accountaccess

if you get your Nuveen Investments Fund dividends and statements directly from Nuveen Investments.

Must be preceded by or accompanied by a prospectus.

NOT FDIC INSURED    MAY LOSE VALUE    NO BANK GUARANTEE

“But one thing we

do know is that

a well-balanced

portfolio – often

including municipal

bonds – can provide

diversification that

can reduce overall

investment risk.”

Dear Shareholder,

Once again, I am pleased to report that during the six-month period covered by this report your Fund provided tax-free income and solid performance from a carefully selected portfolio of municipal bonds. Detailed information on your Fund’s performance can be found in the Portfolio Manager’s Comments and Fund Spotlight sections of this report.

As we begin a new year, no one knows for certain what the future will bring. But one thing we do know is that a well-balanced portfolio – often including municipal bonds – can provide diversification that can reduce overall investment risk. To learn more about the potential benefits of portfolio diversification, we encourage you to consult a trusted financial advisor. He or she should be able to help you understand how a municipal bond investment like your Nuveen Fund can be an important building block in a portfolio crafted to perform well through a variety of market conditions.

Since 1898, Nuveen Investments has offered financial products and solutions that incorporate careful research, diversification, and the application of conservative risk-management principles. We are grateful that you have chosen us as a partner as you pursue your financial goals. We look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Timothy R. Schwertfeger

Chairman of the Board

January 15, 2007

Semiannual Report    Page 1

Portfolio Manager’s Comments

Portfolio manager Cathryn Steeves examines key investment strategies and the performance of the Nuveen Florida Municipal Bond Fund. Cathryn, who has 10 years of investment experience, has managed the Fund since early 2005.

How did the Fund perform during the six months ended November 30, 2006?

The nearby table provides total return performance information for the Fund for the six-month, one-year, five-year, and ten-year periods ended November 30, 2006. The Fund’s performance is compared with the national Lehman Brothers Municipal Bond Index, as well as with the Lipper Florida Municipal Debt Funds Category Average. The factors determining the Fund’s performance are discussed later in the report.

For the six months ended November 30, 2006, the total return on net asset value for the Class A shares was greater than the Lipper category average, but less than the national Lehman Brothers index. Although we believe that comparing the performance of a single state Fund with that of a national municipal index may offer some insights into how the Fund performed relative to the general municipal market, we also think that closely comparing the results of a state Fund with a national average can be a bit misleading since most of the national index’s results come from the performance of out-of-state bonds.

What strategies were used to manage the Fund during the period? How did these strategies influence performance?

With the economy slowing down and inflation seemingly in check – two often-favorable characteristics for fixed-income securities – the six-month period covered by this report presented a generally positive environment for the municipal bond market and the Fund. Longer-term municipal bonds did especially well, as their yields tended to fall (and their prices tended to rise) more than their shorter-term counterparts. Another significant trend was the continued relatively strong performance of lower-rated bonds, which benefited as investor demand for these generally higher-yielding bonds remained firm.

In this environment, the Fund benefited from its yield curve positioning. The portfolio’s relatively long duration (price sensitivity to changes in interest rates) was helpful as longer-term bonds generally out performed shorter-term securities during the period. Also adding to results was the Fund’s allocation to the health care sector, which performed well, as well as its relatively small position in the housing sector, which underperformed during the period.

The Fund’s performance also benefited from its holdings of A-rated bonds – 10 percent of the portfolio at period end – which outperformed higher-rated securities during the period. However, a position in higher-quality bonds hindered results, as the Fund had a 66 percent exposure to AAA-rated securities and a 14 percent allocation to AA-rated bonds at period end.

Consistent with careful management of the Fund’s yield curve positioning, we also lengthened the Fund’s duration to keep within a target range. Throughout, we took advantage of suitable opportunities to add longer-dated bonds to the portfolio. In particular, we favored bonds with longer-dated maturities, as we believed these offered the best risk/reward tradeoff. In addition, we added lower-rated bonds to the Fund when they were available. Compared to prior periods, we started to see some decent values in this part of the market, especially in the health care sector. To fund the new purchases, we used the proceeds from recent bond calls as well as the sales of shorter- and intermediate-maturity portfolio holdings.

Dividend Information

Throughout the period, the Nuveen Florida Municipal Bond Fund maintained its monthly tax-free dividend of $0.0350.

The views expressed reflect those of the portfolio manager and are subject to change at any time, based on market and other conditions.

Semiannual Report    Page 2

Class A Shares—

Total Returns as of 11/30/06

	Cumulative 6-Month	Average Annual
		1-Year	5-Year	10-Year
Nuveen Florida Municipal Bond Fund A Shares at NAV	4.11%	5.87%	4.74%	4.69%
A Shares at Offer	-0.25%	1.45%	3.85%	4.24%
Lipper Florida Municipal Debt Funds Category Average[1]	3.88%	5.48%	4.58%	4.78%
Lehman Brothers Municipal Bond Index[2]	4.53%	6.12%	5.40%	5.75%

Returns quoted represent past performance, which is no guarantee of future results. Returns less than one year are cumulative. Returns at NAV would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Class A shares have a 4.2 percent maximum sales charge. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. You cannot invest directly in an index. For the most recent month-end performance, visit www.nuveen.com or call (800) 257-8787.

The Fund seeks to pay dividends at a rate that reflects the past and projected performance of the Fund. To permit a Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If the Fund has cumulatively earned more than it has paid in dividends, it will hold the excess in reserve as undistributed net investment income (UNII) as part of the Fund’s net asset value. Conversely, if the Fund has cumulatively paid in dividends more than it has earned, the excess will constitute a negative UNII that will likewise be reflected in the Fund’s net asset value. The Fund will, over time, pay all its net investment income as dividends to shareholders.

As of November 30, 2006, the Nuveen Florida Municipal Bond Fund had a negative UNII balance for financial statement purposes and a positive UNII balance, based on our best estimate, for tax purposes.

1	The Lipper peer group returns represent the average annualized total return of the 53, 52, 51 and 43 funds in the Lipper Florida Municipal Debt Funds Category for the respective six-month, and one-, five-, and ten-year periods ended November 30, 2006. The returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in a Lipper Category.

2	The Lehman Brothers Municipal Bond Index is an unmanaged index composed of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

Semiannual Report    Page 3

Fund Spotlight as of 11/30/06 Nuveen Florida Municipal Bond Fund

Quick Facts
	A Shares	B Shares	C Shares	R Shares
NAV	$10.28	$10.28	$10.27	$10.28
Latest Monthly Dividend[1]	$0.0350	$0.0285	$0.0305	$0.0365
Inception Date	6/15/90	2/03/97	9/14/95	2/03/97

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Class A and C share returns are actual. Class B and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Class B) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Average Annual Total Returns as of 11/30/06
A Shares	NAV	Offer
1-Year	5.87%	1.45%
5-Year	4.74%	3.85%
10-Year	4.69%	4.24%
B Shares	w/o CDSC	w/CDSC
1-Year	5.16%	1.16%
5-Year	3.97%	3.79%
10-Year	4.06%	4.06%
C Shares	NAV
1-Year	5.42%
5-Year	4.17%
10-Year	4.11%
R Shares	NAV
1-Year	6.16%
5-Year	4.97%
10-Year	4.89%
Tax-Free Yields
A Shares	NAV	Offer
Dividend Yield[2]	4.09%	3.91%
SEC 30-Day Yield[3]	3.21%	3.08%
Taxable-Equivalent Yield[3,4]	4.46%	4.28%
B Shares	NAV
Dividend Yield[2]	3.33%
SEC 30-Day Yield	2.47%
Taxable-Equivalent Yield[4]	3.43%
C Shares	NAV
Dividend Yield[2]	3.56%
SEC 30-Day Yield	2.67%
Taxable-Equivalent Yield[4]	3.71%
R Shares	NAV
Dividend Yield[2]	4.26%
SEC 30-Day Yield	3.41%
Taxable-Equivalent Yield[4]	4.74%

Average Annual Total Returns as of 12/31/06
A Shares	NAV	Offer
1-Year	4.53%	0.10%
5-Year	4.80%	3.90%
10-Year	4.70%	4.25%
B Shares	w/o CDSC	w/CDSC
1-Year	3.73%	-0.27%
5-Year	3.98%	3.81%
10-Year	4.07%	4.07%
C Shares	NAV
1-Year	3.98%
5-Year	4.21%
10-Year	4.12%
R Shares	NAV
1-Year	4.72%
5-Year	4.98%
10-Year	4.90%

Portfolio Statistics
Net Assets ($000)	$300,192
Average Effective Maturity on Securities (Years)	16.30
Average Duration	4.97

1	Paid December 1, 2006. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2006.

2	Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is a standardized measure of the current market yield on the Fund’s portfolio and is based on the maximum offer price per share. The Dividend Yield also differs from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

3	The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund’s policy permitting waiver of the A Share load in certain specified circumstances.

4	The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund’s SEC 30-Day Yield on the indicated date and a federal income tax rate of 28%.

Semiannual Report    Page 4

Fund Spotlight as of 11/30/06 Nuveen Florida Municipal Bond Fund

Bond Credit Quality1

Industries1

Tax Obligation/Limited	23.4%
Health Care	16.7%
Transportation	13.6%
Utilities	10.6%
U.S. Guaranteed	8.6%
Long-Term Care	6.3%
Tax Obligation/General	6.1%
Education and Civic Organizations	5.2%
Other	9.5%
1	As a percentage of total investments as of November 30, 2006. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical Performance
	Actual Performance				(5% annualized return before expenses)

	A Shares	B Shares	C Shares	R Shares	A Shares	B Shares	C Shares	R Shares
Beginning Account Value (6/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (11/30/06)	$1,041.10	$1,038.10	$1,039.40	$1,043.00	$1,020.91	$1,017.15	$1,018.15	$1,021.86
Expenses Incurred During Period	$4.25	$8.07	$7.06	$3.28	$4.20	$7.99	$6.98	$3.24

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .83%, 1.58%, 1.38% and ..64% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual Report    Page 5

Portfolio of Investments (Unaudited)

Nuveen Florida Municipal Bond Fund

November 30, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Education and Civic Organizations – 5.2%

$1,785	FSU Financial Assistance Inc., Florida, Subordinate Lien General Revenue Bonds, Educational and Athletic Facilities Improvements, Series 2003A, 5.000%, 10/01/19 – AMBAC Insured	10/13 at 100.00	AAA	$1,924,498

	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of Miami, Series 2004A:
3,550	5.000%, 4/01/21 – AMBAC Insured	4/14 at 100.00	AAA	3,809,753
1,000	5.000%, 4/01/25 – AMBAC Insured	4/14 at 100.00	AAA	1,067,240

2,515	University of Central Florida, Certificates of Participation, Athletic Association, Series 2004A, 5.125%,10/01/23 – FGIC Insured	10/14 at 100.00	AAA	2,714,993

4,750	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Embry-Riddle Aeronautical University, Series 2005, 5.000%, 10/15/25 – RAAI Insured	10/15 at 100.00	AA	5,037,945

1,000	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Stetson University Inc., Series 2005, 5.000%, 6/01/16 – MBIA Insured	6/15 at 100.00	Aaa	1,093,560
14,600	Total Education and Civic Organizations			15,647,989
	Health Care – 16.7%

1,000	Brevard County Health Facilities Authority, Florida, Revenue Bonds, Health First Inc. Project, Series 2005, 5.000%, 4/01/34	4/16 at 100.00	A	1,052,050

3,500	Halifax Hospital Medical Center, Florida, Revenue Bonds, Series 2006, 5.250%, 6/01/26	6/16 at 100.00	BBB+	3,744,440

1,000	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System, Series 2005C, 5.000%, 11/15/31	11/15 at 100.00	A+	1,047,400

	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Tampa General Hospital, Series 2003B:
1,000	5.250%, 10/01/28	10/13 at 100.00	A3	1,063,300
2,580	5.250%, 10/01/34	10/13 at 100.00	A3	2,731,678

1,185	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Tampa General Hospital, Series 2006, 5.250%, 10/01/41	10/16 at 100.00	A3	1,267,381

3,335	Jacksonville Economic Development Commission, Florida, Health Care Facilities Revenue Bonds, Mayo Clinic, Series 2006, 5.000%, 11/15/36	5/16 at 100.00	AA	3,545,439

8,500	Jacksonville Economic Development Commission, Florida, Healthcare Facilities Revenue Bonds, Mayo Clinic, Series 2001A, 5.500%, 11/15/36	11/11 at 101.00	AA	9,182,975

3,000	Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional Medical Center, Series 2006, 5.000%, 11/15/32	11/16 at 100.00	A2	3,147,510

1,750	Lakeland, Florida, Hospital System Revenue Refunding Bonds, Lakeland Regional Medical Center, Series 1996A, 5.250%, 11/15/25 – MBIA Insured	5/07 at 102.00	AAA	1,786,978

1,635	Leesburg, Florida, Hospital Revenue Refunding Bonds, Leesburg Regional Medical Center Project, Series 2003, 5.000%, 7/01/17	7/13 at 100.00	BBB+	1,700,923

455	North Broward Hospital District, Florida, Revenue and Improvement Bonds, Series 2001, 6.000%, 1/15/31	1/11 at 101.00	A–	490,249

3,250	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2002, 6.250%, 11/15/24	11/12 at 100.00	A+	3,651,603

	Orange County Health Facilities Authority, Florida, Revenue Bonds, Nemours Foundation, Series 2005:
1,305	5.000%, 1/01/21	1/15 at 100.00	AAA	1,406,973
1,210	5.000%, 1/01/22	1/15 at 100.00	AAA	1,302,819

5,000	Palm Beach County Health Facilities Authority, Florida, Hospital Revenue Refunding Bonds, BRCH Corporation Obligated Group, Series 2001, 5.625%, 12/01/31	12/11 at 101.00	A	5,309,100

5,000	South Broward Hospital District, Florida, Hospital Revenue Bonds, Series 2002, 5.625%, 5/01/32	5/12 at 101.00	AA–	5,418,550

2,040	Tallahassee, Florida, Health Facilities Revenue Bonds, Tallahassee Memorial Healthcare Inc., Series 2000, 6.375%, 12/01/30	12/10 at 100.00	Baa2	2,205,036
46,745	Total Health Care			50,054,404

6

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Housing/Multifamily – 3.9%

$3,500	Florida Housing Finance Agency, FNMA Collateralized Housing Revenue Bonds, Villas of Capri, Series 1996H, 6.100%, 4/01/17 (Alternative Minimum Tax)	4/07 at 102.00	AAA	$3,573,535

50	Florida Housing Finance Agency, General Mortgage Revenue Refunding Bonds, Series 1992A, 6.400%, 6/01/24	12/06 at 100.00	AA	51,069

1,345	Florida Housing Finance Agency, GNMA Collateralized Multifamily Housing Revenue Bonds, Driftwood Terrace Apartments, Series 1989I, 7.650%, 12/20/31 (Alternative Minimum Tax)	12/06 at 100.00	AAA	1,388,296

1,115	Florida Housing Finance Agency, Housing Revenue Bonds, Brittany of Rosemont Apartments Phase II, Series 1995C-1, 6.875%, 8/01/26 – AMBAC Insured (Alternative Minimum Tax)	2/07 at 100.00	AAA	1,118,590

1,000	Florida Housing Finance Agency, Housing Revenue Bonds, Leigh Meadows Apartments, Series 1996N, 6.300%, 9/01/36 – AMBAC Insured (Alternative Minimum Tax)	3/07 at 102.00	AAA	1,021,040

1,000	Florida Housing Finance Agency, Housing Revenue Bonds, Stoddert Arms Apartments, Series 1996O, 6.300%, 9/01/36 – AMBAC Insured (Alternative Minimum Tax)	3/07 at 102.00	AAA	1,021,060

	Florida Housing Finance Agency, Housing Revenue Refunding Bonds, Vineyards Project, Series 1995H:
1,145	6.400%, 11/01/15	5/07 at 101.00	BBB	1,159,175
1,660	6.500%, 11/01/25	5/07 at 101.00	BBB	1,680,551

740	Palm Beach County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Affordable Housing Guarantee Program, Windsor Park Apartments, Series 1998A, 5.900%, 6/01/38 (Alternative Minimum Tax)	6/08 at 102.00	N/R	755,895
11,555	Total Housing/Multifamily			11,769,211
	Housing/Single Family – 0.4%

205	Clay County Housing Finance Authority, Florida, Multi-County Single Family Mortgage Revenue Bonds, Series 1995, 6.550%, 3/01/28 (Alternative Minimum Tax)	3/07 at 100.00	Aaa	209,477

125	Leon County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds, Multi-County Program, Series 1995B, 7.300%, 1/01/28 (Alternative Minimum Tax)	No Opt. Call	AA	129,146

1,500	Orange County Housing Finance Authority, Florida, Homeowner Revenue Bonds, Series 1999A-2, 0.000%, 3/01/31	9/08 at 27.73	Aaa	376,260

580	Orange County Housing Finance Authority, Florida, Homeowner Revenue Bonds, Series 2002A, 5.550%, 9/01/33 (Alternative Minimum Tax)	3/11 at 101.00	Aaa	582,511
2,410	Total Housing/Single Family			1,297,394
	Long-Term Care – 6.3%

10,000	Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds, Fleet Landing Project, Series 1999, 6.000%, 10/01/29 – ACA Insured	10/09 at 101.00	A	10,571,600

4,500	Palm Beach County Health Facilities Authority, Florida, Retirement Community Revenue Bonds, Adult Communities Total Services Inc. Obligated Group, Series 1996, 5.625%, 11/15/20	5/07 at 102.00	BBB+	4,595,040

766	Sarasota County Health Facility Authority, Florida, Health Facilities Revenue Bonds, Sunnyside Properties, Series 1995, 6.000%, 5/15/10	5/07 at 101.00	N/R	781,734

	St. John's County Industrial Development Authority, Florida, First Mortgage Revenue Bonds, Presbyterian Retirement Communities, Series 2004A:
1,130	5.850%, 8/01/24	8/14 at 101.00	N/R	1,246,096
1,565	5.625%, 8/01/34	8/14 at 101.00	N/R	1,667,226
17,961	Total Long-Term Care			18,861,696
	Materials – 2.2%

4,600	Hillsborough County Industrial Development Authority, Florida, Exempt Facilities Remarketed Revenue Bonds, National Gypsum Company, Apollo Beach Project, Series 2000B, 7.125%, 4/01/30 (Alternative Minimum Tax)	4/10 at 101.00	N/R	5,073,064

1,390	Nassau County, Florida, Pollution Control Revenue Refunding Bonds, ITT Rayonier Inc., Series 1993, 6.200%, 7/01/15	1/07 at 100.00	BBB–	1,390,584
5,990	Total Materials			6,463,648

7

Portfolio of Investments (Unaudited)

Nuveen Florida Municipal Bond Fund (continued)

November 30, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Tax Obligation/General – 6.1%

$3,745	Broward County, Florida, General Obligation Bonds, Series 2004, 5.000%, 1/01/21	1/14 at 100.00	AA+	$4,010,970

5,465	Florida Department of Transportation, Full Faith and Credit Right-of-Way Acquisition and Bridge Construction Bonds, Series 2002, 5.250%, 7/01/20	7/12 at 101.00	AAA	5,960,785

2,165	Florida State Board of Education, Full Faith and Credit Public Education Capital Outlay Bonds, Series 1985, 9.125%, 6/01/14	No Opt. Call	AAA	2,642,772

5,180	Florida State Board of Education, Full Faith and Credit Public Education Capital Outlay Bonds, Series 2002B, 5.000%, 6/01/21 – MBIA Insured	6/12 at 101.00	AAA	5,558,865
16,555	Total Tax Obligation/General			18,173,392
	Tax Obligation/Limited – 23.3%

	Broward County School Board, Florida, Certificates of Participation, Series 2004C:
3,410	5.250%, 7/01/17 – FSA Insured	7/14 at 100.00	AAA	3,741,350
3,330	5.250%, 7/01/19 – FSA Insured	7/14 at 100.00	AAA	3,643,220

1,500	Collier County, Florida, Capital Improvement Revenue Bonds, Series 2005, 5.000%, 10/01/23 – MBIA Insured	10/14 at 100.00	AAA	1,607,790

2,500	Escambia County School Board, Florida, Certificates of Participation, Series 2004, 5.000%, 2/01/22 – MBIA Insured	2/15 at 100.00	AAA	2,682,525

2,500	Flagler County School Board, Florida, Certificates of Participation, Master Lease Revenue Program, Series 2005A, 5.000%, 8/01/30 – FSA Insured	8/15 at 100.00	AAA	2,663,575

2,145	Florida State Department of Management Services, Certificates of Participation, Series 2006A, 5.000%, 8/01/23 – MBIA Insured	8/15 at 101.00	AAA	2,314,605

5,000	Hernando County, Florida, Revenue Bonds, Criminal Justice Complex Financing Program, Series 1986, 7.650%, 7/01/16 – FGIC Insured	No Opt. Call	AAA	6,605,300

1,000	Hillsborough County School Board, Florida, Certificates of Participation, Series 2004B, 5.000%, 7/01/17 – MBIA Insured	7/14 at 100.00	AAA	1,079,440

2,595	Indian River County School Board, Florida, Certificates of Participation, Series 2005, 5.000%, 7/01/22 – MBIA Insured	7/15 at 100.00	AAA	2,792,661

4,120	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Series 2003, 5.250%, 10/01/20 – MBIA Insured	10/13 at 100.00	AAA	4,506,291

3,000	Jacksonville, Florida, Excise Taxes Revenue Refunding Bonds, Series 2003C, 5.250%, 10/01/17 – MBIA Insured (Alternative Minimum Tax)	10/13 at 100.00	AAA	3,242,700

	Lake County School District, Florida, Sales Tax Revenue Bonds, Series 2004:
975	5.000%, 10/01/15 – AMBAC Insured	10/14 at 100.00	AAA	1,064,651
1,710	5.000%, 10/01/16 – AMBAC Insured	10/14 at 100.00	AAA	1,860,189
1,860	5.000%, 10/01/17 – AMBAC Insured	10/14 at 100.00	AAA	2,017,821

1,000	Lee County, Florida, Local Option Gas Tax Revenue Bonds, Series 2004, 5.000%, 10/01/20 – FGIC Insured	10/14 at 100.00	Aaa	1,077,460

2,015	Manatee County, Florida, Revenue Bonds, Series 2004, 5.000%, 10/01/21 – FGIC Insured	10/14 at 100.00	AAA	2,171,082

3,760	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, BAC Funding Corporation, Series 2000A, 5.375%, 10/01/30 – AMBAC Insured	10/10 at 102.00	AAA	4,038,616

	Miami-Dade County, Florida, Beacon Tradeport Community Development District, Special Assessment Bonds, Commercial Project, Series 2002A:
1,975	5.500%, 5/01/22 – RAAI Insured	5/12 at 102.00	AA	2,156,443
850	5.625%, 5/01/32 – RAAI Insured	5/12 at 102.00	AA	932,051

5,550	Okaloosa County, Florida, Fourth Cent Tourist Development Tax Revenue Bonds, Series 2000, 5.625%, 10/01/30 – AMBAC Insured	10/10 at 101.00	AAA	5,982,956

4,000	Orange County, Florida, Sales Tax Revenue Bonds, Series 2002A, 5.125%, 1/01/23 – FGIC Insured	1/13 at 100.00	AAA	4,280,960

900	Sampson Creek Community Development District, Florida, Capital Improvement Revenue Bonds, Series 2006, 5.000%, 5/01/31 (WI/DD, Settling 12/29/06) – RAAI Insured	5/16 at 100.00	AA	955,143

2,050	St. John's County, Florida, Sales Tax Revenue Bonds, Series 2004A, 5.000%, 10/01/25 – AMBAC Insured	10/14 at 100.00	AAA	2,190,179

8

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Tax Obligation/Limited (continued)

	Volusia County, Florida, Tax Revenue Bonds, Tourist Development, Series 2004:
$2,925	5.000%, 12/01/25 – FSA Insured	12/14 at 100.00	Aaa		$3,132,938
3,065	5.000%, 12/01/26 – FSA Insured	12/14 at 100.00	Aaa		3,278,539
63,735	Total Tax Obligation/Limited				70,018,485
	Transportation – 13.5%

6,000	Broward County, Florida, Airport System Revenue Bonds, Series 2001J-1, 5.250%, 10/01/26 – AMBAC Insured (Alternative Minimum Tax)	10/11 at 101.00	AAA		6,343,440

3,220	Broward County, Florida, Airport System Revenue Bonds, Series 2004L, 5.000%, 10/01/22 – AMBAC Insured	10/14 at 100.00	AAA		3,442,438

4,000	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds, Series 2002B, 5.125%, 10/01/21 – FSA Insured (Alternative Minimum Tax)	10/12 at 100.00	AAA		4,214,920

3,370	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Series 2003B, 5.250%, 10/01/18 – MBIA Insured (Alternative Minimum Tax)	10/13 at 100.00	AAA		3,645,767

10,065	Lee County, Florida, Airport Revenue Bonds, Series 2000A, 5.750%, 10/01/22 – FSA Insured (Alternative Minimum Tax)	10/10 at 101.00	AAA		10,844,128

7,165	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2004B, 5.000%, 7/01/21 – FGIC Insured	7/14 at 100.00	AAA		7,695,067

4,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002, 5.750%, 10/01/20 – FGIC Insured (Alternative Minimum Tax)	10/12 at 100.00	AAA		4,396,920
37,820	Total Transportation				40,582,680
	U.S. Guaranteed – 8.5% (3)

2,220	Dade County Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist Hospital of Miami, Series 1991A, 5.750%, 5/01/21 – MBIA Insured (ETM)	No Opt. Call	AAA		2,535,595

335	Florida State Board of Education, Full Faith and Credit Public Education Capital Outlay Bonds, Series 1985, 9.125%, 6/01/14 (ETM)	No Opt. Call	AAA		452,280

	Florida, Full Faith and Credit General Obligation Bonds, Broward County Expressway Authority, Series 1984:
3,165	9.875%, 7/01/09 (ETM)	No Opt. Call	AAA		3,475,740
1,000	10.000%, 7/01/14 (ETM)	No Opt. Call	AAA		1,314,160

3,550	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2001A, 6.000%, 11/15/31 (Pre-refunded 11/15/11)	11/11 at 101.00	A+	(3)	3,964,285

4,545	North Broward Hospital District, Florida, Revenue and Improvement Bonds, Series 2001, 6.000%, 1/15/31 (Pre-refunded 1/15/11)	1/11 at 101.00	A–	(3)	5,003,272

1,750	Northern Palm Beach County Improvement District, Florida, Revenue Bonds, Water Control and Improvement Development Unit 9B, Series 1999, 6.000%, 8/01/29 (Pre-refunded 8/01/09)	8/09 at 101.00	N/R	(3)	1,872,028

145	Orange County, Florida, Sales Tax Revenue Bonds, Series 1989, 6.125%, 1/01/19 – FGIC Insured (ETM)	1/07 at 100.00	AAA		175,695

1,000	Orlando Utilities Commission, Florida, Subordinate Lien Water and Electric Revenue Bonds, Series 1989D, 6.750%, 10/01/17 (ETM)	No Opt. Call	Aa1	(3)	1,207,860

5,000	Pinellas County Health Facilities Authority, Florida, Revenue Bonds, Baycare Health System, Series 2003, 5.750%, 11/15/27 (Pre-refunded 5/15/13)	5/13 at 100.00	Aa3	(3)	5,597,650
22,710	Total U.S. Guaranteed				25,598,565
	Utilities – 10.6%

1,500	Florida Municipal Power Agency, Revenue Refunding Bonds, Stanton Project, Series 2002, 5.500%, 10/01/15 – FSA Insured	10/12 at 100.00	Aaa		1,649,565

4,350	Hillsborough County Industrial Development Authority, Florida, Pollution Control Revenue Bonds, Tampa Electric Company Project, Series 2002, 5.100%, 10/01/13	10/12 at 100.00	Baa2		4,569,371

9

Portfolio of Investments (Unaudited)

Nuveen Florida Municipal Bond Fund (continued)

November 30, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Utilities (continued)

$10,020	JEA St. John's River Power Park System, Florida, Revenue Refunding Bonds, Issue 2, Series 2002-17, 5.000%, 10/01/18	10/11 at 100.00	Aa2	$10,575,609

1,670	Leesburg, Florida, Electric System Revenue Bonds, Series 2004, 5.000%, 10/01/22 – FGIC Insured	10/14 at 100.00	AAA	1,797,004

2,305	Leesburg, Florida, Utilities Revenue Bonds, Series 2004, 5.000%, 10/01/22 – FGIC Insured	10/14 at 100.00	AAA	2,480,295

8,000	Palm Beach County Solid Waste Authority, Florida, Revenue Bonds, Series 2002B, 0.000%, 10/01/15 –AMBAC Insured	No Opt. Call	AAA	5,679,440

650	Reedy Creek Improvement District, Florida, Utility Revenue Bonds, Series 2005-1, 5.000%, 10/01/25 – AMBAC Insured	10/15 at 100.00	AAA	700,206

1,000	Tallahassee, Florida, Consolidated Utility System Revenue Bonds, Series 2005, 5.000%, 10/01/25 – AMBAC Insured	10/15 at 100.00	AAA	1,078,790

3,070	Tallahassee, Florida, Energy System Revenue Bonds, Series 2005, 5.000%, 10/01/29 – MBIA Insured	10/15 at 100.00	AAA	3,292,913
32,565	Total Utilities			31,823,193
	Water and Sewer – 2.9%

	Manatee County, Florida, Public Utilities Revenue Refunding and Improvement Bonds, Series 1991C:
1,850	0.000%, 10/01/08 – MBIA Insured	No Opt. Call	AAA	1,732,377
2,800	0.000%, 10/01/09 – MBIA Insured	No Opt. Call	AAA	2,527,700

2,700	Palm Coast, Florida, Water Utility System Revenue Bonds, Series 2003, 5.000%, 10/01/33 – MBIA Insured	10/13 at 100.00	AAA	2,854,170

1,395	Sarasota County, Florida, Utility System Revenue Bonds, Series 2005A, 5.000%, 10/01/12 – FGIC Insured	No Opt. Call	AAA	1,501,857
8,745	Total Water and Sewer			8,616,104
$281,391	Total Investments (cost $281,551,607) – 99.6%			298,906,761

	Other Assets Less Liabilities – 0.4%			1,285,284

	Net Assets – 100%			$300,192,045

(1)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(2)	Ratings: Using the higher of Standard & Poor's or Moody's rating. Ratings below BBB by Standard & Poor's Group or Baa by Moody's Investor Service, Inc. are considered to be below investment grade.

(3)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

See accompanying notes to financial statements.

10

Statement of Assets and Liabilities (Unaudited)

Nuveen Florida Municipal Bond Fund

November 30, 2006

Assets
Investments, at value (cost $281,551,607)	$298,906,761
Cash	170,272
Receivables:
Interest	3,554,295
Investments sold	10,000
Other assets	31,443
Total assets	302,672,771
Liabilities
Payables:
Investments purchased	944,681
Shares redeemed	229,285
Accrued expenses:
Management fees	129,509
12b-1 distribution and service fees	59,455
Other	101,642
Dividends payable	1,016,154
Total liabilities	2,480,726
Net assets	$300,192,045
Class A Shares
Net assets	$178,312,581
Shares outstanding	17,338,035
Net asset value per share	$10.28
Offering price per share (net asset value per share plus maximum sales charge of 4.20% of offering price)	$10.73
Class B Shares
Net assets	$17,454,123
Shares outstanding	1,698,294
Net asset value and offering price per share	$10.28
Class C Shares
Net assets	$26,504,136
Shares outstanding	2,581,904
Net asset value and offering price per share	$10.27
Class R Shares
Net assets	$77,921,205
Shares outstanding	7,581,947
Net asset value and offering price per share	$10.28

Net Assets Consist of:
Capital paid-in	$295,997,566
Undistributed (Over-distribution of) net investment income	(409,673)
Accumulated net realized gain (loss) from investments	(12,751,002)
Net unrealized appreciation (depreciation) of investments	17,355,154
Net assets	$300,192,045

See accompanying notes to financial statements.

11

Statement of Operations (Unaudited)

Nuveen Florida Municipal Bond Fund

Six Months Ended November 30, 2006

Investment Income	$7,437,602
Expenses
Management fees	790,137
12b-1 service fees – Class A	179,549
12b-1 distribution and service fees – Class B	89,962
12b-1 distribution and service fees – Class C	103,785
Shareholders’ servicing agent fees and expenses	63,662
Custodian’s fees and expenses	57,046
Trustees’ fees and expenses	3,818
Professional fees	10,047
Shareholders’ reports – printing and mailing expenses	27,821
Federal and state registration fees	2,902
Other expenses	4,847
Total expenses before custodian fee credit	1,333,576
Custodian fee credit	(9,382)
Net expenses	1,324,194
Net investment income	6,113,408
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	227,000
Net change in unrealized appreciation (depreciation) of investments	5,943,946
Net realized and unrealized gain (loss)	6,170,946
Net increase (decrease) in net assets from operations	$12,284,354

See accompanying notes to financial statements.

12

Statement of Changes in Net Assets (Unaudited)

Nuveen Florida Municipal Bond Fund

	Six Months Ended 11/30/06	Year Ended 5/31/06
Operations
Net investment income	$6,113,408	$12,606,420
Net realized gain (loss) from investments	227,000	2,164,656
Net change in unrealized appreciation (depreciation) of investments	5,943,946	(9,590,838)
Net increase (decrease) in net assets from operations	12,284,354	5,180,238
Distributions to Shareholders
From net investment income:
Class A	(3,717,857)	(7,774,363)
Class B	(320,432)	(785,001)
Class C	(500,336)	(1,071,578)
Class R	(1,580,772)	(2,782,804)
Decrease in net assets from distributions to shareholders	(6,119,397)	(12,413,746)
Fund Share Transactions
Proceeds from sale of shares	14,533,503	34,369,974
Proceeds from shares issued to shareholders due to reinvestment of distributions	2,700,664	5,521,851
	17,234,167	39,891,825
Cost of shares redeemed	(23,994,816)	(43,542,075)
Net increase (decrease) in net assets from Fund share transactions	(6,760,649)	(3,650,250)
Net increase (decrease) in net assets	(595,692)	(10,883,758)
Net assets at the beginning of period	300,787,737	311,671,495
Net assets at the end of period	$300,192,045	$300,787,737
Undistributed (Over-distribution of) net investment income at the end of period	$(409,673)	$(403,684)

See accompanying notes to financial statements.

13

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

The Nuveen Multistate Trust I (the “Trust”) is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust is comprised of the Nuveen Florida Municipal Bond Fund (the “Fund”), among others. The Trust was organized as a Massachusetts business trust on July 1, 1996. The Fund was organized as a series of a predecessor trust prior to that date.

The Fund seeks to provide a high level of tax-free income and preservation of capital through investments in a diversified portfolio of quality municipal bonds.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements in accordance with accounting principles generally accepted in the United States.

Investment Valuation

The prices of municipal bonds in the Fund’s investment portfolio are provided by a pricing service approved by the Fund’s Board of Trustees. When market price quotes are not readily available (which is usually the case for municipal securities), the pricing service may establish fair value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. If the pricing service is unable to supply a price for a municipal bond, the Fund may use a market price or fair market value quote provided by a major broker/dealer in such investments. If it is determined that the market price or fair market value for an investment is unavailable or inappropriate, the Board of Trustees of the Fund, or its designee, may establish a fair value for the investment. Temporary investments in securities that have variable rate and demand features qualifying them as short-term investments are valued at amortized cost, which approximates market value.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued or delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Fund has instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At November 30, 2006, the Fund had an outstanding when-issued/delayed delivery purchase commitment of $944,681.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Dividends and Distributions to Shareholders

Tax-exempt net investment income is declared monthly as a dividend. Generally, payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Income Taxes

The Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, the Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Fund. Net realized capital gains and ordinary income distributions paid by the Fund are subject to federal taxation.

Flexible Sales Charge Program

The Fund offers Class A, B, C and R Shares. Class A Shares are generally sold with an up-front sales charge and incur a .20% annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) if redeemed within 18 months of purchase. Class B Shares are sold without an up-front sales charge but incur a .75% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. An investor purchasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without an up-front sales charge but incur a .55% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances.

14

Derivative Financial Instruments

The Fund is authorized to invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Fund is authorized to invest in such financial instruments, and may do so in the future, it did not invest in any such instruments during the six months ended November 30, 2006.

Expense Allocation

Expenses of the Fund that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

Custodian Fee Credit

The Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on the Fund’s cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. Fund Shares

Transactions in Fund shares were as follows:

	Six Months Ended 11/30/06		Year Ended 5/31/06
	Shares	Amount	Shares	Amount
Shares sold:
Class A	438,237	$4,441,235	1,868,288	$19,010,830
Class A – automatic conversion of Class B shares	130,444	1,323,956	128,395	1,310,732
Class B	8,270	83,531	60,208	610,396
Class C	81,850	823,468	451,540	4,588,569
Class R	775,314	7,861,313	876,750	8,849,447
Shares issued to shareholders due to reinvestment of distributions:
Class A	139,594	1,414,947	282,296	2,876,102
Class B	9,806	99,342	20,405	207,790
Class C	21,191	214,374	43,811	445,552
Class R	95,949	972,001	195,723	1,992,407
	1,700,655	17,234,167	3,927,416	39,891,825
Shares redeemed:
Class A	(1,298,922)	(13,172,594)	(2,924,214)	(29,717,586)
Class B	(245,046)	(2,476,220)	(412,652)	(4,192,956)
Class B – automatic conversion to Class A shares	(130,573)	(1,323,956)	(128,516)	(1,310,732)
Class C	(463,380)	(4,693,494)	(453,056)	(4,598,421)
Class R	(229,467)	(2,328,552)	(366,338)	(3,722,380)
	(2,367,388)	(23,994,816)	(4,284,776)	(43,542,075)
Net increase (decrease)	(666,733)	$(6,760,649)	(357,360)	$(3,650,250)

3. Investment Transactions

Purchases and sales (including maturities but excluding short-term investments) during the six months ended November 30, 2006, aggregated $8,842,223 and $13,134,859, respectively.

15

Notes to Financial Statements (Unaudited) (continued)

4. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their Federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Fund.

At November 30, 2006, the cost of investments was $281,524,895.

The net unrealized appreciation of investments at November 30, 2006, aggregated $17,381,866 of which $17,397,001 related to appreciated securities and $15,135 related to depreciated securities.

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at May 31, 2006, the Fund’s last tax year end, were as follows:

Undistributed net tax-exempt income*	$581,797
Undistributed net ordinary income**	10,689
Undistributed net long-term capital gains	—

*   Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on May 9, 2006, paid on June 1, 2006.

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the Fund’s last tax year ended May 31, 2006, was designated for purposes of the dividends paid deduction as follows:

Distributions from net tax-exempt income	$12,434,838
Distributions from net ordinary income**	—
Distributions from net long-term capital gains	—

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At May 31, 2006, the Fund’s last tax year end, the Fund had an unused capital loss carryforward of $12,978,002 available for federal income tax purposes to be applied against future capital gains, if any. If not applied, $11,688,065 and $1,289,937 of the carryforward will expire in the years 2012 and 2013, respectively.

5. Management Fee and Other Transactions with Affiliates

The Fund’s management fee is separated into two components – a complex-level component, based on the aggregate amount of all fund assets managed by Nuveen Asset Management (the “Adviser”), a wholly owned subsidiary of Nuveen Investments, Inc. (“Nuveen”), and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for the Fund is based upon the average daily net assets of the Fund as follows:

Average Daily Net Assets	Fund-Level Fee Rate
For the first $125 million	.3500%
For the next $125 million	.3375
For the next $250 million	.3250
For the next $500 million	.3125
For the next $1 billion	.3000
For the next $3 billion	.2750
For net assets over $5 billion	.2500

16

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the table below. As of November 30, 2006, the complex-level fee rate was .1845%.

Complex-Level Assets(1)	Complex-Level Fee Rate
For the first $55 billion	.2000%
For the next $1 billion	.1800
For the next $1 billion	.1600
For the next $3 billion	.1425
For the next $3 billion	.1325
For the next $3 billion	.1250
For the next $5 billion	.1200
For the next $5 billion	.1175
For the next $15 billion	.1150
For Managed Assets over $91 billion(2)	.1400

(1)	The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets (“Managed Assets” means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

(2)	With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its Officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

The Adviser may voluntarily reimburse expenses from time to time. Voluntary reimbursements may be terminated at any time at the Adviser’s discretion.

During the six months ended November 30, 2006, Nuveen Investments, LLC (the “Distributor”), a wholly owned subsidiary of Nuveen, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to authorized dealers as follows:

Sales charges collected	$63,603
Paid to authorized dealers	54,644

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

During the six months ended November 30, 2006, the Distributor compensated authorized dealers directly with commission advances at the time of purchase as follows:

Commission advances	$14,594

To compensate for commissions advanced to authorized dealers, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the six months ended November 30, 2006, the Distributor retained such 12b-1 fees as follows:

12b-1 fees retained	$89,591

The remaining 12b-1 fees charged to the Fund were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

The Distributor also collected and retained CDSC on share redemptions during the six months ended November 30, 2006, as follows:

CDSC retained	$22,904

17

Notes to Financial Statements (Unaudited) (continued)

6. New Accounting Pronouncements

Financial Accounting Standards Board Interpretation No. 48

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 Accounting for Uncertainty in Income Taxes (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and does not expect the adoption of FIN 48 will have a significant impact on the net assets or results of operations of the Fund.

Financial Accounting Standards Board Statement on Financial Accounting Standards No. 157

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this standard relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of November 30, 2006, the Fund did not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements included within the Statement of Operations for the period.

7. Subsequent Events

Distributions to Shareholders

The Fund declared a dividend distribution from its tax-exempt net investment income which was paid on December 27, 2006, to shareholders of record on December 8, 2006, as follows:

Dividend per share:
Class A	$.0350
Class B	.0285
Class C	.0305
Class R	.0365

The Fund also declared a net ordinary income distribution of $.0005 per share which was paid on December 5, 2006, to shareholders of record on December 1, 2006.

18

Financial Highlights (Unaudited)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations			Less Distributions					Ratios/Supplemental Data
FLORIDA											Ratios to Average Net Assets Before Credit/ Reimbursement				Ratios to Average Net Assets After Reimbursement(c)				Ratios to Average Net Assets After Credit/ Reimbursement(d)
Year Ended May 31,	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Expenses		Net Invest- ment Income		Expenses		Net Invest- ment Income		Expenses		Net Invest- ment Income		Portfolio Turnover Rate
Class A (6/90)
2007(e)	$10.08	$.21	$.20	$.41	$(.21)	$—	$(.21)	$10.28	4.11%	$178,313.84		%*	4.12	%*	.84	%*	4.12	%*	.83	%*	4.13	%*	3%
2006	10.32	.43	(.25)	.18	(.42)	—	(.42)	10.08	1.79	180,632.84			4.18		.84		4.18		.83		4.19		10
2005	9.96	.45	.36	.81	(.45)	—	(.45)	10.32	8.27	191,615.86			4.38		.86		4.38		.85		4.39		27
2004	10.46	.49	(.50)	(.01)	(.49)	—	(.49)	9.96	(.12)	205,058.85			4.83		.85		4.83		.85		4.84		6
2003	10.28	.51	.25	.76	(.53)	(.05)	(.58)	10.46	7.60	247,569.85			4.96		.85		4.96		.84		4.97		19
2002	10.34	.54	(.05)	.49	(.55)	—	(.55)	10.28	4.84	244,023.87			5.24		.87		5.24		.86		5.25		17
Class B (2/97)
2007(e)	10.07	.17	.21	.38	(.17)	—	(.17)	10.28	3.81	17,454	1.59	*	3.38	*	1.59	*	3.38	*	1.58	*	3.38	*	3
2006	10.31	.35	(.25)	.10	(.34)	—	(.34)	10.07	1.01	20,697	1.59		3.43		1.59		3.43		1.58		3.44		10
2005	9.95	.37	.36	.73	(.37)	—	(.37)	10.31	7.46	25,937	1.61		3.63		1.61		3.63		1.60		3.64		27
2004	10.45	.42	(.51)	(.09)	(.41)	—	(.41)	9.95	(.89)	29,120	1.60		4.08		1.60		4.08		1.60		4.09		6
2003	10.27	.43	.25	.68	(.45)	(.05)	(.50)	10.45	6.80	33,056	1.60		4.21		1.60		4.21		1.59		4.22		19
2002	10.33	.47	(.06)	.41	(.47)	—	(.47)	10.27	4.06	28,120	1.62		4.49		1.62		4.49		1.61		4.50		17
Class C (9/95)
2007(e)	10.06	.18	.21	.39	(.18)	—	(.18)	10.27	3.94	26,504	1.39	*	3.58	*	1.39	*	3.58	*	1.38	*	3.58	*	3
2006	10.30	.37	(.24)	.13	(.37)	—	(.37)	10.06	1.25	29,592	1.39		3.63		1.39		3.63		1.38		3.64		10
2005	9.95	.39	.36	.75	(.40)	—	(.40)	10.30	7.61	29,872	1.41		3.83		1.41		3.83		1.40		3.83		27
2004	10.45	.44	(.51)	(.07)	(.43)	—	(.43)	9.95	(.65)	30,917	1.40		4.28		1.40		4.28		1.40		4.29		6
2003	10.28	.45	.24	.69	(.47)	(.05)	(.52)	10.45	6.94	36,374	1.40		4.40		1.40		4.40		1.38		4.41		19
2002	10.34	.49	(.05)	.44	(.50)	—	(.50)	10.28	4.29	25,932	1.42		4.69		1.42		4.69		1.41		4.70		17
Class R (2/97)
2007(e)	10.07	.22	.21	.43	(.22)	—	(.22)	10.28	4.30	77,921.64		*	4.32	*	.64	*	4.32	*	.64	*	4.33	*	3
2006	10.31	.45	(.25)	.20	(.44)	—	(.44)	10.07	1.97	69,866.64			4.38		.64		4.38		.63		4.39		10
2005	9.95	.47	.36	.83	(.47)	—	(.47)	10.31	8.47	64,247.66			4.57		.66		4.57		.65		4.58		27
2004	10.45	.51	(.50)	.01	(.51)	—	(.51)	9.95	.06	61,595.65			5.03		.65		5.03		.65		5.04		6
2003	10.27	.53	.25	.78	(.55)	(.05)	(.60)	10.45	7.86	66,819.65			5.16		.65		5.16		.64		5.17		19
2002	10.33	.56	(.05)	.51	(.57)	—	(.57)	10.27	5.07	60,302.67			5.44		.67		5.44		.66		5.45		17

*	Annualized.
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)	After expense reimbursement from the Adviser, where applicable.
(d)	After custodian fee credit and expense reimbursement, where applicable.
(e)	For the six months ended November 30, 2006.

See accompanying notes to financial statements.

19

Notes

20

Fund Information

Fund Manager Nuveen Asset Management 333 West Wacker Drive Chicago, IL 60606	Legal Counsel Chapman and Cutler LLP Chicago, IL Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Chicago, IL Custodian State Street Bank & Trust Company Boston, MA	Transfer Agent and Shareholder Services Boston Financial Data Services, Inc. Nuveen Investor Services P.O. Box 8530 Boston, MA 02266-8530 (800) 257-8787

Glossary of Terms Used in this Report

Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Average Effective Maturity: The average of all the maturities of the bonds in a Fund’s portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

Average Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s (or bond fund’s) value to changes when market interest rates change. Generally, the longer a bond or Fund’s duration, the more the price of the bond or Fund will change as interest rates change.

Dividend Yield (also known as Market Yield or Current Yield): An investment’s current annualized dividend divided by its current offering price.

Inverse Floaters: Inverse floating rate securities are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

Net Asset Value (NAV): A Fund’s NAV is the dollar value of one share in the Fund. It is calculated by subtracting the liabilities of the Fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

SEC 30-Day Yield: A standardized measure of a Fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the fund’s portfolio.

Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis at a specified assumed tax rate, the yield of a municipal bond investment.

Quarterly Portfolio of Investments and Proxy Voting information: Each Fund’s (i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2006, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments at (800) 257-8787 or on Nuveen’s website at www.nuveen.com.

You may also obtain this and other fund information directly from the Securities and Exchange Commission (“SEC”). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section at 450 Fifth Street NW, Washington, D.C. 20549.

NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.

21

Learn more

about Nuveen Funds at

www.nuveen.com/mf

Nuveen Investments:

SERVING Investors

For GENERATIONS

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. Over this time, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that can be integral parts of a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

We offer many different investing solutions for our clients’ different needs.

Managing approximately $160 billion in assets as of December 31, 2006, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under six distinct brands: NWQ, specializing in value-style equities; Nuveen, managing fixed-income investments; Santa Barbara, committed to growth equities; Tradewinds NWQ, specializing in global value equities; Rittenhouse, focused on “blue-chip” growth equities; and Symphony, with expertise in alternative investments as well as equity and income portfolios.

Find out how we can help you reach your financial goals.

To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at (800) 257-8787. Please read the information carefully before you invest.

•	Share prices

•	Fund details

•	Daily financial news

•	Investor education

MSA-FL-1106D

NUVEEN INVESTMENTS MUTUAL FUNDS

Semiannual Report dated November 30, 2006	Dependable, tax-free income because it’s not what you earn, it’s what you keep.®

Nuveen Investments

Municipal Bond Funds

Nuveen Maryland Municipal Bond Fund

Nuveen Pennsylvania Municipal Bond Fund

Nuveen Virginia Municipal Bond Fund

NOW YOU CAN RECEIVE YOUR

NUVEEN INVESTMENTS FUND REPORTS FASTER.

NO MORE WAITING.

SIGN UP TODAY TO RECEIVE NUVEEN INVESTMENTS FUND INFORMATION BY

E-MAIL.

It only takes a minute to sign up for E-Reports. Once enrolled, you’ll receive an e-mail as soon as your Nuveen Investments Fund information is ready — no more waiting for delivery by regular mail. Just click on the link within the e-mail to see the report, and save it on your computer if your wish.

IT’S FAST, EASY & FREE:

www.investordelivery.com

if you get your Nuveen Investments Fund dividends and statements from your financial advisor or brokerage account.

(Be sure to have the address sheet that accompanied this report handy. You’ll need it to complete the enrollment process.)

OR

www.nuveen.com/accountaccess

if you get your Nuveen Investments Fund dividends and statements directly from Nuveen Investments.

Must be preceded by or accompanied by a prospectus.

NOT FDIC INSURED    MAY LOSE VALUE    NO BANK GUARANTEE

“But one thing we

do know is that

a well-balanced

portfolio – often

including municipal

bonds – can provide

diversification that

can reduce overall

investment risk.”

Dear Shareholder,

Once again, I am pleased to report that during the six-month period covered by this report your Fund provided tax-free income and solid performance from a carefully selected portfolio of municipal bonds. Detailed information on your Fund’s performance can be found in the Portfolio Manager’s Comments and Fund Spotlight sections of this report.

As we begin a new year, no one knows for certain what the future will bring. But one thing we do know is that a well-balanced portfolio – often including municipal bonds – can provide diversification that can reduce overall investment risk. To learn more about the potential benefits of portfolio diversification, we encourage you to consult a trusted financial advisor. He or she should be able to help you understand how a municipal bond investment like your Nuveen Fund can be an important building block in a portfolio crafted to perform well through a variety of market conditions.

Since 1898, Nuveen Investments has offered financial products and solutions that incorporate careful research, diversification, and the application of conservative risk-management principles. We are grateful that you have chosen us as a partner as you pursue your financial goals. We look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Timothy R. Schwertfeger

Chairman of the Board

January 15, 2007

Semiannual Report    Page 1

Portfolio Manager’s Comments

Portfolio manager Cathryn Steeves examines key investment strategies and the performance of the Nuveen Maryland, Pennsylvania and Virginia Municipal Bond Funds. Cathryn, who has 10 years of investment experience, has managed the Funds since June 2006.

How did the Funds perform during the six months ended November 30, 2006?

The nearby table provides total return performance information for the three Funds discussed in this report for the six-month, one-year, five-year, and ten-year periods ended November 30, 2006. Each Fund’s performance is compared with the national Lehman Brothers Municipal Bond Index, as well as with its Lipper peer fund category average. The factors determining the performance of each Fund are discussed later in the report.

For the six-month period ended November 30, 2006, the total return on net asset value of the Maryland, Pennsylvania and Virginia Class A shares was greater than their respective Lipper peer group averages, while all three Funds portfolios modestly trailed the national Lehman Brothers index. Although we believe that comparing the performance of single state Funds with that of a national municipal index may offer some insights into how the Funds performed relative to the general municipal market, we also think that closely comparing the results of state Funds with a national average can be a bit misleading since most of the national index’s results come from the performance of out-of-state bonds.

What strategies were used to manage the Funds during the period? How did these strategies influence performance?

With the economy slowing down and inflation seemingly in check – two often-favorable characteristics for fixed-income securities – the six-month period covered by this report presented a generally positive environment for the municipal bond market and the Funds. Longer-term municipal bonds did especially well, as their yields tended to fall (and their prices tended to rise) more than their shorter-term counterparts. Another significant trend was the continued relatively strong performance of lower-rated bonds, which benefited as investor demand for these securities remained firm.

In this environment, all three Funds benefited from their yield curve positioning. We kept the Funds’ durations (price sensitivity to changes in interest rates) slightly longer than our internal target. This positioning helped greatly as the bond market rallied. Other positive influences on results came from the Funds’ relatively small holdings of bonds with shorter maturities or durations, and from their allocations to lower-rated credits. Although these securities performed positively, they did not do as well as long-maturity bonds. One counterbalancing negative to relative performance was the Funds’ relatively small holdings of bonds in the longest part of the curve. Throughout the period, we took advantage of appropriate opportunities to add to our long-dated bond exposure.

The overall performance of all three Funds suffered from their holdings of single-family housing bonds. These securities tend to underperform when rates are falling (like they were during this reporting period), as investors worry about an increase in mortgage prepayments. Further detracting from the Virginia Fund’s performance was a relatively large position of pre-refunded bonds, which, despite an initial price jump at the time of their pre-refunding, tended to underperform once the refunding was completed.

The views expressed reflect those of the portfolio manager and are subject to change at any time, based on market and other conditions.

Semiannual Report    Page 2

Class A Shares —

Total Returns as of 11/30/06

	Cumulative 6-Month	Average Annual
		1-Year	5-Year	10-Year
Nuveen Maryland Municipal Bond Fund
A Shares at NAV	4.40%	5.90%	5.32%	5.01%
A Shares at Offer	-0.01%	1.47%	4.42%	4.56%
Lipper Maryland Municipal Debt Funds Category Average[1]	3.94%	5.17%	4.39%	4.68%
Lehman Brothers Municipal Bond Index[2]	4.53%	6.12%	5.40%	5.75%

Nuveen Pennsylvania Municipal Bond Fund
A Shares at NAV	4.50%	5.96%	5.17%	5.27%
A Shares at Offer	0.14%	1.47%	4.27%	4.82%
Lipper Pennsylvania Municipal Debt Funds Category Average[1]	4.11%	5.63%	4.80%	4.82%
Lehman Brothers Municipal Bond Index[2]	4.53%	6.12%	5.40%	5.75%

Nuveen Virginia Municipal Bond Fund
A Shares at NAV	4.45%	5.99%	5.31%	5.29%
A Shares at Offer	0.07%	1.50%	4.41%	4.84%
Lipper Virginia Municipal Debt Funds Category Average[1]	3.88%	5.19%	4.48%	4.80%
Lehman Brothers Municipal Bond Index[2]	4.53%	6.12%	5.40%	5.75%

Returns quoted represent past performance, which is no guarantee of future results. Returns less than one year are cumulative. Returns at NAV would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Class A shares have a 4.2 percent maximum sales charge. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. You cannot invest directly in an index. For the most recent month-end performance, visit www.nuveen.com or call (800) 257-8787.

On a sector basis, the Pennsylvania Fund saw strong results from its health care and industrial development revenue bond holdings – two areas in which the portfolio was well represented. The Maryland and Virginia Funds were helped by an allocation to municipal debt issued for AMR, parent company of American Airlines. These securities performed well in line with the airline industry’s ongoing recovery.

Our basic management strategies were consistent across all three portfolios, though the opportunities to implement these strategies varied based on market conditions within each state.

When possible, we took steps to lengthen the Funds’ duration. Early on in this reporting period, new purchases were focused on premium-coupon, intermediate-maturity bonds, which we believed were offering the best values. As the period progressed, however, the portfolios’ durations were shortening. Against this backdrop, our buying activity began to be focused on longer-dated, more interest rate sensitive bonds. In addition, in the Maryland Fund we purchased inverse-floating rate bonds, which are highly rate sensitive and have the added benefit of supporting the Fund’s income stream even when rates are falling.

We also identified value in health care bonds, as well as in continuing care retirement and higher education facilities. We took advantage of available opportunities to add to our holdings in all three sectors. As always, however, our investment focus remained “bottom up”–meaning that we chose securities one-by-one, relying on the strength and experience of Nuveen’s research team to help us identify what we believed were the best credit stories in the Maryland, Pennsylvania, and Virginia marketplaces.

Dividend Information

Throughout the six-month period, all three Funds maintained their monthly tax-free dividend.

1	For each Fund, the Lipper category average shown represents the average annualized total return for all reporting funds for the periods ended November 30, 2006. The Lipper categories contained 37, 36, 32 and 25 funds in the Lipper Maryland Municipal Debt Funds Category, 56, 55, 55 and 48 funds in the Lipper Pennsylvania Municipal Debt Funds Category and 34, 33, 31 and 26 funds in the Lipper Virginia Municipal Debt Funds Category for the respective six-month, and one-, five- and ten-year periods ended November 30, 2006. The returns account for the effects of management fees and assume reinvestment of dividends, but do not reflect any applicable sales charges. You cannot invest directly in a Lipper Category.

2	The Lehman Brothers Municipal Bond Index is an unmanaged index composed of a broad range of investment-grade municipal bonds and does not reflect any initial or ongoing expenses. An index is not available for direct investment.

Semiannual Report    Page 3

Each Fund seeks to pay dividends at a rate that reflects the past and projected performance of the Fund. To permit a Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If the Fund has cumulatively earned more than it has paid in dividends, it will hold the excess in reserve as undistributed net investment income (UNII) as part of the Fund’s net asset value. Conversely, if the Fund has cumulatively paid in dividends more than it has earned, the excess will constitute a negative UNII that will likewise be reflected in the Fund’s net asset value. Each Fund will, over time, pay all its net investment income as dividends to shareholders.

As of November 30, 2006, the Maryland and Virginia Funds had positive UNII balances for both financial statement and, based on our best estimates, tax purposes. The Pennsylvania Fund had a negative UNII balance for financial statement purposes and a positive UNII balance, based on our best estimate, for tax purposes.

Semiannual Report    Page 4

Fund Spotlight as of 11/30/06 Nuveen Maryland Municipal Bond Fund

Quick Facts
	A Shares	B Shares	C Shares	R Shares
NAV	$10.70	$10.72	$10.68	$10.72
Latest Monthly Dividend[1]	$0.0325	$0.0260	$0.0280	$0.0345
Latest Capital Gain and Ordinary Income Distribution[2]	$0.0414	$0.0414	$0.0414	$0.0414
Inception Date	9/07/94	3/06/97	9/16/94	2/28/92

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Class A, C and R share returns are actual. Class B share returns are actual for the period since class inception; returns prior to class inception are Class R share returns adjusted for differences in sales charges and expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Average Annual Total Returns as of 11/30/06
A Shares	NAV	Offer
1-Year	5.90%	1.47%
5-Year	5.32%	4.42%
10-Year	5.01%	4.56%
B Shares	w/o CDSC	w/CDSC
1-Year	5.11%	1.11%
5-Year	4.56%	4.39%
10-Year	4.41%	4.41%
C Shares	NAV
1-Year	5.27%
5-Year	4.74%
10-Year	4.44%
R Shares	NAV
1-Year	6.13%
5-Year	5.52%
10-Year	5.22%
Tax-Free Yields
A Shares	NAV	Offer
Dividend Yield[3]	3.64%	3.49%
SEC 30-Day Yield[4]	3.16%	3.03%
Taxable-Equivalent Yield[4,5]	4.61%	4.42%
B Shares	NAV
Dividend Yield[3]	2.91%
SEC 30-Day Yield	2.41%
Taxable-Equivalent Yield[5]	3.52%
C Shares	NAV
Dividend Yield[3]	3.15%
SEC 30-Day Yield	2.61%
Taxable-Equivalent Yield[5]	3.81%
R Shares	NAV
Dividend Yield[3]	3.86%
SEC 30-Day Yield	3.36%
Taxable-Equivalent Yield[5]	4.91%

Average Annual Total Returns as of 12/31/06
A Shares	NAV	Offer
1-Year	4.57%	0.20%
5-Year	5.41%	4.51%
10-Year	5.00%	4.55%
B Shares	w/o CDSC	w/CDSC
1-Year	3.70%	-0.30%
5-Year	4.63%	4.46%
10-Year	4.39%	4.39%
C Shares	NAV
1-Year	3.95%
5-Year	4.83%
10-Year	4.43%
R Shares	NAV
1-Year	4.70%
5-Year	5.63%
10-Year	5.21%

Portfolio Statistics
Net Assets ($000)	$129,626
Average Effective Maturity on Securities (Years)	15.15
Average Duration	5.55

1	Paid December 1, 2006. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2006.

2	Paid December 5, 2005. Capital gains and/or ordinary income are subject to federal taxation.

3	Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is a standardized measure of the current market yield on the Fund’s portfolio and is based on the maximum offer price per share. The Dividend Yield also differs from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

4	The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund’s policy permitting waiver of the A Share load in certain specified circumstances.

5	The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund’s SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate of 31.5%.

Semiannual Report    Page 5

Fund Spotlight as of 11/30/06 Nuveen Maryland Municipal Bond Fund

Bond Credit Quality1

Industries[1]
Tax Obligation/General	26.3%
U.S. Guaranteed	16.0%
Health Care	14.6%
Tax Obligation/Limited	14.1%
Education and Civic Organizations	12.8%
Housing/Multifamily	6.1%
Other	10.1%
1	As a percentage of total investments as of November 30, 2006. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical Performance
	Actual Performance				(5% annualized return before expenses)

	A Shares	B Shares	C Shares	R Shares	A Shares	B Shares	C Shares	R Shares
Beginning Account Value (6/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (11/30/06)	$1,044.00	$1,041.10	$1,041.40	$1,045.10	$1,019.75	$1,015.99	$1,017.00	$1,020.76
Expenses Incurred During Period	$5.43	$9.26	$8.24	$4.41	$5.37	$9.15	$8.14	$4.36

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.06%, 1.81%, 1.61% and ..86% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual Report    Page 6

Fund Spotlight as of 11/30/06 Nuveen Pennsylvania Municipal Bond Fund

Quick Facts
	A Shares	B Shares	C Shares	R Shares
NAV	$10.59	$10.59	$10.55	$10.56
Latest Monthly Dividend[1]	$0.0335	$0.0270	$0.0290	$0.0355
Latest Ordinary Income Distribution[2]	$0.0002	$0.0002	$0.0002	$0.0002
Inception Date	10/29/86	2/03/97	2/02/94	2/03/97

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Class A and C share returns are actual. Class B and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Class B) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Average Annual Total Returns as of 11/30/06
A Shares	NAV	Offer
1-Year	5.96%	1.47%
5-Year	5.17%	4.27%
10-Year	5.27%	4.82%
B Shares	w/o CDSC	w/CDSC
1-Year	5.17%	1.17%
5-Year	4.37%	4.20%
10-Year	4.66%	4.66%
C Shares	NAV
1-Year	5.33%
5-Year	4.57%
10-Year	4.68%
R Shares	NAV
1-Year	6.12%
5-Year	5.36%
10-Year	5.47%
Tax-Free Yields
A Shares	NAV	Offer
Dividend Yield[3]	3.80%	3.64%
SEC 30-Day Yield[4]	3.26%	3.12%
Taxable-Equivalent Yield[4,5]	4.66%	4.46%
B Shares	NAV
Dividend Yield[3]	3.06%
SEC 30-Day Yield	2.53%
Taxable-Equivalent Yield[5]	3.61%
C Shares	NAV
Dividend Yield[3]	3.30%
SEC 30-Day Yield	2.71%
Taxable-Equivalent Yield[5]	3.87%
R Shares	NAV
Dividend Yield[3]	4.03%
SEC 30-Day Yield	3.46%
Taxable-Equivalent Yield[5]	4.94%

Average Annual Total Returns as of 12/31/06
A Shares	NAV	Offer
1-Year	4.54%	0.13%
5-Year	5.25%	4.36%
10-Year	5.25%	4.80%
B Shares	w/o CDSC	w/CDSC
1-Year	3.66%	-0.34%
5-Year	4.45%	4.28%
10-Year	4.64%	4.64%
C Shares	NAV
1-Year	3.91%
5-Year	4.65%
10-Year	4.68%
R Shares	NAV
1-Year	4.69%
5-Year	5.44%
10-Year	5.46%

Portfolio Statistics
Net Assets ($000)	$199,076
Average Effective Maturity on Securities (Years)	16.22
Average Duration	5.59

1	Paid December 1, 2006. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2006.

2	Paid December 5, 2005. Ordinary income is subject to federal taxation.

3	Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is a standardized measure of the current market yield on the Fund’s portfolio and is based on the maximum offer price per share. The Dividend Yield also differs from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

4	The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund’s policy permitting waiver of the A Share load in certain specified circumstances.

5	The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund’s SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate of 30%.

Semiannual Report    Page 7

Fund Spotlight as of 11/30/06 Nuveen Pennsylvania Municipal Bond Fund

Bond Credit Quality1

Industries[1]
Education and Civic Organizations	18.7%
Tax Obligation/General	16.4%
U.S. Guaranteed	13.2%
Transportation	9.5%
Water and Sewer	9.0%
Heath Care	8.1%
Tax Obligation/Limited	7.6%
Housing/Multifamily	5.4%
Other	12.1%

1	As a percentage of total investments as of November 30, 2006. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical Performance
	Actual Performance				(5% annualized return before expenses)

	A Shares	B Shares	C Shares	R Shares	A Shares	B Shares	C Shares	R Shares
Beginning Account Value (6/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (11/30/06)	$1,045.00	$1,040.20	$1,041.50	$1,045.40	$1,020.76	$1,017.00	$1,018.00	$1,021.81
Expenses Incurred During Period	$4.41	$8.23	$7.22	$3.33	$4.36	$8.14	$7.13	$3.29

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .86%, 1.61%, 1.41% and ..65% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual Report    Page 8

Fund Spotlight as of 11/30/06 Nuveen Virginia Municipal Bond Fund

Quick Facts
	A Shares	B Shares	C Shares	R Shares
NAV	$11.01	$10.99	$11.00	$10.98
Latest Monthly Dividend[1]	$0.0340	$0.0275	$0.0290	$0.0360
Latest Capital Gain and Ordinary Income Distribution[2]	$0.0445	$0.0445	$0.0445	$0.0445
Inception Date	3/27/86	2/03/97	10/04/93	2/03/97

Returns quoted represent past performance which is no guarantee of future results. Returns without sales charges would be lower if the sales charge were included. Current performance may be higher or lower than the performance shown. Investment returns and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Income is generally exempt from regular federal income taxes. Some income may be subject to state and local taxes and to the federal alternative minimum tax. Capital gains, if any, are subject to tax. For the most recent month-end performance visit www.nuveen.com or call (800) 257-8787.

Class A and C share returns are actual. Class B and R share returns are actual for the period since class inception; returns prior to class inception are Class A share returns adjusted for differences in sales charges and (in the case of Class B) expenses, which are primarily differences in distribution and service fees. Class A shares have a 4.2% maximum sales charge. Class B shares have a contingent deferred sales charge (CDSC), also known as a back-end sales charge, that for redemptions begins at 5% and declines periodically until after 6 years when the charge becomes 0%. Class B shares automatically convert to Class A shares eight years after purchase. Class C shares have a 1% CDSC for redemptions within less than one year, which is not reflected in the one-year total return. Class R shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.

Average Annual Total Returns as of 11/30/06
A Shares	NAV	Offer
1-Year	5.99%	1.50%
5-Year	5.31%	4.41%
10-Year	5.29%	4.84%
B Shares	w/o CDSC	w/CDSC
1-Year	5.25%	1.25%
5-Year	4.55%	4.38%
10-Year	4.66%	4.66%
C Shares	NAV
1-Year	5.41%
5-Year	4.76%
10-Year	4.71%
R Shares	NAV
1-Year	6.25%
5-Year	5.52%
10-Year	5.50%
Tax-Free Yields
A Shares	NAV	Offer
Dividend Yield[3]	3.71%	3.55%
SEC 30-Day Yield[4]	3.31%	3.17%
Taxable-Equivalent Yield[4,5]	4.87%	4.66%
B Shares	NAV
Dividend Yield[3]	3.00%
SEC 30-Day Yield	2.56%
Taxable-Equivalent Yield[5]	3.76%
C Shares	NAV
Dividend Yield[3]	3.16%
SEC 30-Day Yield	2.76%
Taxable-Equivalent Yield[5]	4.06%
R Shares	NAV
Dividend Yield[3]	3.93%
SEC 30-Day Yield	3.50%
Taxable-Equivalent Yield[5]	5.15%

Average Annual Total Returns as of 12/31/06
A Shares	NAV	Offer
1-Year	4.59%	0.16%
5-Year	5.43%	4.54%
10-Year	5.29%	4.83%
B Shares	w/o CDSC	w/CDSC
1-Year	3.85%	-0.15%
5-Year	4.65%	4.48%
10-Year	4.65%	4.65%
C Shares	NAV
1-Year	4.02%
5-Year	4.86%
10-Year	4.72%
R Shares	NAV
1-Year	4.74%
5-Year	5.62%
10-Year	5.49%

Portfolio Statistics
Net Assets ($000)	$309,150
Average Effective Maturity on Securities (Years)	14.63
Average Duration	5.30

1	Paid December 1, 2006. This is the latest monthly tax-exempt dividend declared during the period ended November 30, 2006.

2	Paid December 5, 2005. Capital gains and/or ordinary income are subject to federal taxation.

3	Dividend Yield is the most recent dividend per share (annualized) divided by the appropriate price per share. The SEC 30-Day Yield is a standardized measure of the current market yield on the Fund’s portfolio and is based on the maximum offer price per share. The Dividend Yield also differs from the SEC 30-Day Yield because the Fund may be paying out more or less than it is earning and it may not include the effect of amortization of bond premium.

4	The SEC 30-Day Yield and Taxable-Equivalent Yield on A Shares at NAV applies only to A Shares purchased at no-load pursuant to the Fund’s policy permitting waiver of the A Share load in certain specified circumstances.

5	The Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis at a specified tax rate. With respect to investments that generate qualified dividend income that is taxable at a maximum rate of 15%, the Taxable-Equivalent Yield is lower. The Taxable-Equivalent Yield is based on the Fund’s SEC 30-Day Yield on the indicated date and a combined federal and state income tax rate of 32%.

Semiannual Report    Page 9

Fund Spotlight as of 11/30/06 Nuveen Virginia Municipal Bond Fund

Bond Credit Quality1

Industries[1]
Tax Obligation/Limited	24.3%
Tax Obligation/General	17.5%
U.S. Guaranteed	15.7%
Transportation	8.3%
Health Care	6.2%
Water and Sewer	5.1%
Education and Civic Organizations	5.0%
Housing/Multifamily	3.8%
Other	14.1%

1	As a percentage of total investments as of November 30, 2006. Holdings are subject to change.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the period.

The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period” to estimate the expenses incurred on your account during this period.

The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical Performance
	Actual Performance				(5% annualized return before expenses)

	A Shares	B Shares	C Shares	R Shares	A Shares	B Shares	C Shares	R Shares
Beginning Account Value (6/01/06)	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (11/30/06)	$1,044.50	$1,041.90	$1,041.70	$1,045.80	$1,020.36	$1,016.60	$1,017.60	$1,021.36
Expenses Incurred During Period	$4.82	$8.65	$7.63	$3.80	$4.76	$8.54	$7.54	$3.75

For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of .94%, 1.69%, 1.49% and ..74% for Classes A, B, C and R, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual Report    Page 10

Portfolio of Investments (Unaudited)

Nuveen Maryland Municipal Bond Fund

November 30, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Consumer Discretionary – 1.4%

$1,700	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%, 9/01/39 – XLCA Insured	9/16 at 100.00	AAA	$1,872,278
	Consumer Staples – 1.3%

1,530	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series 2002, 5.375%, 5/15/33	5/12 at 100.00	BBB	1,612,345

125	Tobacco Settlement Financing Corporation, Virgin Islands, Tobacco Settlement Asset-Backed Bonds, Series 2001, 5.000%, 5/15/31	5/11 at 100.00	Baa3	127,169
1,655	Total Consumer Staples			1,739,514
	Education and Civic Organizations – 13.1%

625	Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount Saint Mary’s College, Series 2006, 5.625%, 9/01/38	9/16 at 100.00	BBB–	676,888

	Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount St. Mary’s College, Series 2001A:
100	5.750%, 9/01/25	3/10 at 101.00	BBB–	104,879
100	5.800%, 9/01/30	3/10 at 101.00	BBB–	104,998

645	Hartford County, Maryland, Economic Development Revenue Bonds, Battelle Memorial Institute, Series 2004, 5.250%, 4/01/34	4/14 at 100.00	A+	691,550

	Maryland Economic Development Corporation, Utility Infrastructure Revenue Bonds, University of Maryland – College Park, Series 2001:
1,000	5.375%, 7/01/15 – AMBAC Insured	7/11 at 100.00	AAA	1,074,830
740	5.375%, 7/01/16 – AMBAC Insured	7/11 at 100.00	AAA	795,374

500	Maryland Health and Higher Educational Facilities Authority, Educational Facilities Leasehold Mortgage Revenue Bonds, McLean School, Series 2001, 6.000%, 7/01/31	7/08 at 102.00	BBB–	519,830

	Maryland Health and Higher Educational Facilities Authority, Mortgage Revenue Bonds, Green Acres School, Series 1998:
665	5.300%, 7/01/18	1/07 at 102.00	BBB–	675,820
1,000	5.300%, 7/01/28	1/07 at 102.00	BBB–	1,011,520

	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Bullis School, Series 2000:
250	5.250%, 7/01/25 – FSA Insured	1/11 at 101.00	AAA	266,420
500	5.250%, 7/01/30 – FSA Insured	1/11 at 101.00	AAA	532,840

625	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Goucher College, Series 2004, 5.125%, 7/01/34	7/14 at 100.00	A–	659,919

625	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Maryland Institute College of Art, Series 2001, 5.500%, 6/01/32	6/11 at 100.00	Baa1	656,581

1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Refunding Bonds, Johns Hopkins University, Series 1998, 5.125%, 7/01/20	7/08 at 102.00	AA	1,041,300

815	Montgomery County Revenue Authority, Maryland, Lease Revenue Bonds, Montgomery College Arts Center Project, Series 2005A, 5.000%, 5/01/20	5/15 at 100.00	A1	881,528

550	Morgan State University, Maryland, Student Tuition and Fee Revenue Bonds, Academic Fees and Auxiliary Facilities, Series 2003A, 5.000%, 7/01/20 – FGIC Insured	7/13 at 100.00	AAA	592,603

1,500	Morgan State University, Maryland, Student Tuition and Fee Revenue Refunding Bonds, Academic Fees and Auxiliary Facilities, Series 1993, 6.100%, 7/01/20 – MBIA Insured	No Opt. Call	AAA	1,853,490

	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2003A:
1,000	5.000%, 4/01/15	4/13 at 100.00	AA	1,079,230
500	5.000%, 4/01/19	4/13 at 100.00	AA	537,415

1,100	University of Maryland, Auxiliary Facility and Tuition Revenue Bonds, Series 2006A, 5.000%, 10/01/22	10/16 at 100.00	AA	1,206,018

750	University of Puerto Rico, University System Revenue Bonds, Series 2000O, 5.750%, 6/01/19 – MBIA Insured	6/10 at 100.00	AAA	804,795

1,250	Westminster, Maryland, Educational Facilities Revenue Bonds, McDaniel College, Series 2006, 4.500%, 11/01/36	11/16 at 100.00	BBB+	1,255,425
15,840	Total Education and Civic Organizations			17,023,253

11

Portfolio of Investments (Unaudited)

Nuveen Maryland Municipal Bond Fund (continued)

November 30, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Health Care – 15.0%

$675	Maryland Health and Higher Education Facilities Authority, Revenue Bonds, University of Maryland Medical System, Series 2006, 5.000%, 7/01/36	7/16 at 100.00	A	$711,504

820	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Calvert Memorial Hospital, Series 2004, 5.500%, 7/01/36	7/14 at 100.00	A2	886,674

1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Carroll County General Hospital, Series 2002, 5.800%, 7/01/32	7/12 at 100.00	Baa1	1,622,445

965	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Civista Medical Center, Series 2005, 5.000%, 7/01/37 – RAAI Insured	7/14 at 100.00	AA	1,013,713

800	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Frederick Memorial Hospital, Series 2002, 5.125%, 7/01/35	7/12 at 100.00	Baa1	833,848

750	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Greater Baltimore Medical Center, Series 2001, 5.000%, 7/01/34	7/11 at 100.00	A+	774,293

2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Kaiser Permanente System, Series 1998A, 5.375%, 7/01/15	6/09 at 101.00	A+	2,092,480

1,785	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Kennedy Krieger Institute, Series 2003, 5.500%, 7/01/33	7/13 at 100.00	Baa3	1,894,563

525	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health System, Series 2004A, 5.125%, 7/01/34	7/14 at 100.00	A	555,025

850	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health, Series 2004, 5.375%, 8/15/24	8/14 at 100.00	BBB+	914,549

800	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Union Hospital of Cecil County, Series 2002, 5.625%, 7/01/32	7/12 at 100.00	A3	860,952

645	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System, Series 1991B, 7.000%, 7/01/22 – FGIC Insured	No Opt. Call	AAA	859,275

500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System, Series 2002, 6.000%, 7/01/22	7/12 at 100.00	A	550,255

500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System, Series 2004B, 5.000%, 7/01/24 – AMBAC Insured	7/13 at 100.00	AAA	532,855

2,300	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland Health, Series 2006A, 5.000%, 7/01/34 – MBIA Insured (UB)	7/16 at 100.00	AAA	2,473,983

2,000	Prince George’s County, Maryland, Revenue Bonds, Dimensions Health Corporation, Series 1994, 5.375%, 7/01/14	1/07 at 100.00	B3	1,849,860

1,000	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Hospital Revenue Bonds, Auxilio Mutuo Hospital, Series 1995A, 6.250%, 7/01/16 – MBIA Insured	1/07 at 100.00	AAA	1,002,260
18,415	Total Health Care			19,428,534
	Housing/Multifamily – 6.2%

750	Baltimore County, Maryland, GNMA Collateralized Revenue Refunding Bonds, Cross Creek Apartments, Series 1998A, 5.250%, 10/20/33	10/08 at 102.00	AAA	771,307

500	Maryland Community Development Administration, Housing Revenue Bonds, Series 1999A, 5.350%, 7/01/41 (Alternative Minimum Tax)	1/09 at 101.00	Aa2	512,135

1,000	Maryland Community Development Administration, Housing Revenue Bonds, Series 1999B, 6.250%, 7/01/32 (Alternative Minimum Tax)	1/10 at 100.00	Aa2	1,044,730

1,000	Maryland Community Development Administration, Multifamily Development Revenue Bonds, Auburn Manor, Series 1998A, 5.300%, 10/01/28 (Alternative Minimum Tax)	10/08 at 101.50	Aaa	1,028,300

600	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Sheppard Pratt University Village, Series 2001, 5.875%, 7/01/21 – ACA Insured	7/11 at 101.00	A	646,590

570	Maryland Economic Development Corporation, Student Housing Revenue Refunding Bonds, University of Maryland College Park Projects, Series 2006, 5.000%, 6/01/33 – CIFG Insured	6/16 at 100.00	AAA	614,460

12

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Housing/Multifamily (continued)

$1,420	Montgomery County Housing Opportunities Commission, Maryland, FNMA/FHA-Insured Multifamily Housing Development Bonds, Series 1998A, 5.250%, 7/01/29 (Alternative Minimum Tax)	7/08 at 101.00	Aaa	$1,451,169

200	Montgomery County Housing Opportunities Commission, Maryland, GNMA/FHA-Insured Multifamily Housing Revenue Bonds, Series 1995A, 6.000%, 7/01/20	1/07 at 101.00	Aa2	202,094

1,000	Prince George’s County Housing Authority, Maryland, GNMA Collateralized Mortgage Revenue Bonds, University Landing Apartments, Series 1999, 6.100%, 3/20/41 (Alternative Minimum Tax)	9/09 at 102.00	AAA	1,053,330

745	Prince George’s County Housing Authority, Maryland, GNMA Collateralized Mortgage Revenue Refunding Bonds, Foxglenn Apartments, Series 1998A, 5.450%, 11/20/14 (Alternative Minimum Tax)	5/07 at 100.00	AAA	745,618
7,785	Total Housing/Multifamily			8,069,733
	Housing/Single Family – 4.1%

1,195	Maryland Community Development Administration, Department of Housing and Community Development, Residential Revenue Bonds, Series 2006F, 4.900%, 9/01/26 (Alternative Minimum Tax)	9/15 at 100.00	Aa2	1,234,865

1,500	Maryland Community Development Administration, Department of Housing and Community Development, Residential Revenue Bonds, Series 2006I, 4.875%, 9/01/26 (Mandatory put 9/13/24) (Alternative Minimum Tax)	3/16 at 100.00	Aa2	1,549,545

980	Maryland Community Development Administration, Department of Housing and Community Development, Residential Revenue Bonds, Series 2006L, 4.900%, 9/01/31 (Alternative Minimum Tax)	9/16 at 100.00	Aa2	1,011,468

1,200	Maryland Community Development Administration, Residential Revenue Bonds, Series 2006B, 4.750%, 9/01/25 (Alternative Minimum Tax)	9/15 at 100.00	Aa2	1,226,220

5	Prince George’s County Housing Authority, Maryland, FHLMC/FNMA/GNMA Collateralized Single Family Mortgage Revenue Bonds, Series 2000A, 6.150%, 8/01/19 (Alternative Minimum Tax)	8/10 at 100.00	AAA	5,194

245	Puerto Rico Housing Finance Authority, Mortgage-Backed Securities Program Home Mortgage Revenue Bonds, Series 2003A, 4.875%, 6/01/34 (Alternative Minimum Tax)	6/13 at 100.00	AAA	246,860
5,125	Total Housing/Single Family			5,274,152
	Industrials – 0.4%

500	Northeast Maryland Waste Disposal Authority, Baltimore, Resource Recovery Revenue Bonds, RESCO Retrofit Project, Series 1998, 4.750%, 1/01/12 (Alternative Minimum Tax)	1/09 at 101.00	BBB	508,735
	Long-Term Care – 0.8%

	Carroll County, Maryland, Revenue Refunding Bonds, EMA Obligated Group, Series 1999A:
500	5.500%, 1/01/19 – RAAI Insured	1/09 at 101.00	AA	520,625
500	5.625%, 1/01/25 – RAAI Insured	1/09 at 101.00	AA	522,380
1,000	Total Long-Term Care			1,043,005
	Materials – 1.2%

1,500	Baltimore, Maryland, Port Facilities Revenue Bonds, Consolidation Coal Sales Company, Series 1984B, 6.500%, 10/01/11	4/07 at 100.00	A	1,567,710
	Tax Obligation/General – 27.1%

	Anne Arundel County, Maryland, General Obligation Bonds, Series 2006:
560	5.000%, 3/01/21	3/16 at 100.00	AA+	614,040
435	5.000%, 3/01/21	3/16 at 100.00	AA+	476,978

400	Anne Arundel County, Maryland, Water and Sewer Revenue Bonds, Series 2006, 5.000%, 3/01/17	3/16 at 100.00	AA+	442,788

1,000	Baltimore County, Maryland, Metropolitan District Special Assessment Bonds, 67th Issue, 5.000%, 6/01/25	6/11 at 101.00	AAA	1,057,250

750	Baltimore, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2004A, 5.000%, 10/15/22 – AMBAC Insured	10/14 at 100.00	AAA	812,055

400	Carroll County, Maryland, Consolidated Public Improvement Bonds, Series 2005A, 5.000%, 12/01/16	12/15 at 100.00	AA	441,992

	Charles County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series 2006:
1,100	5.000%, 3/01/14	No Opt. Call	AA	1,203,499
300	5.000%, 3/01/16	No Opt. Call	AA	332,589

13

Portfolio of Investments (Unaudited)

Nuveen Maryland Municipal Bond Fund (continued)

November 30, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Tax Obligation/General (continued)

$860	Frederick County, Maryland, General Obligation Public Facilities Bonds, Series 2006, 5.000%, 11/01/20	No Opt. Call	AA	$976,220

	Frederick County, Maryland, Special Obligation Bonds, Villages of Lake Linganore Community Development Authority, Series 2001A:
550	5.600%, 7/01/20 – RAAI Insured	7/10 at 102.00	AA	592,972
210	5.700%, 7/01/29 – RAAI Insured	7/10 at 102.00	AA	226,664

	Frederick, Maryland, General Obligation Bonds, Series 2005:
1,500	5.000%, 8/01/16 – MBIA Insured	8/15 at 100.00	AAA	1,653,135
2,000	5.000%, 8/01/17 – MBIA Insured	8/15 at 100.00	AAA	2,197,920

1,525	Howard County, Maryland, Consolidated Public Improvement Bonds, Series 2004B, 5.000%, 8/15/18	2/14 at 100.00	AAA	1,656,287

1,000	Maryland, General Obligation Bonds, Series 2005, 5.000%, 8/01/17	8/15 at 100.00	AAA	1,102,870

9,000	Maryland, General Obligation Bonds, State and Local Facilities Loan, First Series 2001, 5.500%, 3/01/15 (UB)	No Opt. Call	AAA	10,267,560

1,000	Maryland, General Obligation Bonds, State and Local Facilities Loan, Series 2002A, 5.500%, 8/01/15	No Opt. Call	AAA	1,146,220

1,680	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series 2005A, 5.000%, 7/01/15	No Opt. Call	AAA	1,862,162

1,000	Montgomery County, Maryland, Consolidated General Obligation Public Improvement Refunding Bonds, Series 2001, 5.250%, 10/01/13	10/11 at 101.00	AAA	1,085,640

300	Northern Mariana Islands, General Obligation Bonds, Series 2000A, 6.000%, 6/01/20 – ACA Insured	6/10 at 100.00	A	317,571

	Prince George’s County, Maryland, General Obligation Consolidated Public Improvement Bonds, Series 2003A:
1,000	5.000%, 10/01/17	10/13 at 100.00	AA+	1,080,660
2,000	5.000%, 10/01/18	10/13 at 100.00	AA+	2,160,060

500	Washington Suburban Sanitary District, Montgomery and Prince George’s Counties, Maryland, Sewerage Disposal Bonds, Series 2005, 5.000%, 6/01/16	6/15 at 100.00	AAA	552,310

	Washington Suburban Sanitary District, Montgomery and Prince George’s Counties, Maryland, Water Supply Bonds, Series 2005:
1,230	5.000%, 6/01/16	6/15 at 100.00	AAA	1,358,683
1,250	5.000%, 6/01/19	6/15 at 100.00	AAA	1,370,588
31,550	Total Tax Obligation/General			34,988,712
	Tax Obligation/Limited – 14.4%

490	Anne Arundel County, Maryland, Tax Increment Financing Revenue Bonds, Parole Town Center Project, Series 2002, 5.000%, 7/01/12	No Opt. Call	N/R	498,310

1,000	Baltimore Board of School Commissioners, Maryland, Revenue Bonds, City Public School System, Series 2003A, 5.000%, 5/01/17	5/13 at 100.00	AA+	1,077,500

1,500	Baltimore, Maryland, Project Revenue Bonds, Series 2006, 5.000%, 7/01/31 – AMBAC Insured	7/16 at 100.00	AAA	1,626,495

1,000	Baltimore, Maryland, Revenue Refunding Bonds, Convention Center, Series 1998, 5.000%, 9/01/19 – MBIA Insured	9/08 at 102.00	AAA	1,041,350

200	Baltimore, Maryland, Special Obligation Bonds, North Locust Point Project, Series 2005, 5.500%, 9/01/34	9/15 at 101.00	N/R	210,706

450	Hyattsville, Maryland, Special Obligation Bonds, University Town Center Project, Series 2004, 5.750%, 7/01/34	7/14 at 102.00	N/R	481,626

1,110	Maryland Community Development Administration, Infrastructure Financing Bonds, Series 2000A, 5.875%, 6/01/30 – MBIA Insured	6/10 at 101.00	Aaa	1,200,676

830	Maryland Department of Transportation, Certificates of Participation, Mass Transit Administration Project, Series 2000, 5.500%, 10/15/18 (Alternative Minimum Tax)	10/10 at 101.00	AA+	883,975

1,750	Maryland Department of Transportation, Consolidated Transportation Revenue Bonds, Series 2002, 5.500%, 2/01/16	No Opt. Call	AA	2,003,645

935	Maryland Economic Development Corporation, Lease Revenue Bonds, Department of Transportation Headquarters Building, Series 2002, 5.375%, 6/01/19	6/12 at 100.50	AA+	1,019,318

14

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Tax Obligation/Limited (continued)

	Maryland Economic Development Corporation, Lease Revenue Bonds, Montgomery County Town Square Parking Garage, Series 2002A:
$430	5.000%, 9/15/13	9/12 at 100.00	AA+		$463,316
650	5.000%, 9/15/16	9/12 at 100.00	AA+		697,509

1,540	Maryland Stadium Authority, Lease Revenue Bonds, Montgomery County Conference Center Facilities, Series 2003, 5.000%, 6/15/22	6/13 at 100.00	AA+		1,640,608

1,470	Montgomery County, Maryland, Lease Revenue Bonds, Metrorail Garage, Series 2002, 5.000%, 6/01/21	6/12 at 100.00	AA		1,567,755

500	Montgomery County, Maryland, Special Obligation Bonds, West Germantown Development District, Senior Series 2002A, 5.375%, 7/01/20 – RAAI Insured	7/12 at 101.00	AA		536,260

500	New Baltimore City Board of School Commissioners, Maryland, School System Revenue Bonds, Series 2000, 5.125%, 11/01/15	11/10 at 100.00	AA+		527,625

1,000	Prince George’s County, Maryland, Lease Revenue Bonds, Upper Marlboro Justice Center, Series 2003A, 5.000%, 6/30/14 – MBIA Insured	6/13 at 100.00	AAA		1,082,290

1,000	Puerto Rico Municipal Finance Agency, Series 2002A, 5.250%, 8/01/21 – FSA Insured	8/12 at 100.00	AAA		1,081,220

1,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2006, 5.000%, 10/01/28 – FGIC Insured	10/16 at 100.00	AAA		1,087,820
17,355	Total Tax Obligation/Limited				18,728,004
	Transportation – 0.4%

500	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series 1996A, 6.250%, 6/01/26 (Alternative Minimum Tax)	12/06 at 102.00	CCC+		504,800
	U.S. Guaranteed – 16.5% (3)

1,250	Baltimore County, Maryland, Consolidated General Obligation Public Improvement Bonds, Series 2002, 5.000%, 8/01/18 (Pre-refunded 8/01/12)	8/12 at 100.00	AAA		1,335,325

815	Baltimore, Maryland, Revenue Refunding Bonds, Water Projects, Series 1998A, 5.000%, 7/01/28 – FGIC Insured (ETM)	No Opt. Call	AAA		913,370

	Frederick County, Maryland, General Obligation Public Facilities Bonds, Series 2002:
1,250	5.000%, 11/01/20 (Pre-refunded 11/01/12)	11/12 at 101.00	AA	(3)	1,357,863
1,250	5.000%, 11/01/21 (Pre-refunded 11/01/12)	11/12 at 101.00	AA	(3)	1,357,863

2,165	Gaithersburg, Maryland, Nursing Home Revenue Refunding Bonds, Shady Grove Adventist Nursing and Rehabilitation Center, Series 1992, 6.500%, 9/01/12 – FSA Insured (ETM)	No Opt. Call	AAA		2,366,995

1,000	Howard County, Maryland, Consolidated Public Improvement Refunding Bonds, Series 2002A, 5.250%, 8/15/18 (Pre-refunded 2/15/12)	2/12 at 100.00	AAA		1,082,360

1,100	Howard County, Maryland, Consolidated Public Improvement Refunding Bonds, Series 2003A, 5.000%, 8/15/14 (Pre-refunded 8/15/12)	8/12 at 100.00	AAA		1,184,359

	Maryland Economic Development Corporation, Health and Mental Hygiene Providers Revenue Bonds, Series 1996A:
865	7.625%, 4/01/21 (Pre-refunded 4/01/11)	4/11 at 102.00	N/R	(3)	979,465
650	7.625%, 4/01/21 (Pre-refunded 4/01/11)	4/11 at 102.00	N/R	(3)	741,143

	Maryland Economic Development Corporation, Student Housing Revenue Bonds, Collegiate Housing Foundation – College Park, Series 1999A:
1,250	5.750%, 6/01/19 (Pre-refunded 6/01/09)	6/09 at 102.00	Baa2	(3)	1,337,100
250	5.750%, 6/01/24 (Pre-refunded 6/01/09)	6/09 at 102.00	Baa2	(3)	267,420

1,610	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Helix Health, Series 1997, 5.000%, 7/01/27 – AMBAC Insured (ETM)	No Opt. Call	AAA		1,821,683

750	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System, Series 2000, 6.750%, 7/01/30 (Pre-refunded 7/01/10)	7/10 at 101.00	A3	(3)	836,055

1,150	Maryland Transportation Authority, Revenue Refunding Bonds, Transportation Facilities Projects, First Series 1978, 6.800%, 7/01/16 (ETM)	No Opt. Call	AAA		1,327,686

15

Portfolio of Investments (Unaudited)

Nuveen Maryland Municipal Bond Fund (continued)

November 30, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	U.S. Guaranteed (3) (continued)

	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A:
$750	5.500%, 10/01/20	10/10 at 101.00	AAA		$811,200
1,175	5.500%, 10/01/40	10/10 at 101.00	AAA		1,269,118

660	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20 (Pre-refunded 7/01/10)	7/10 at 100.00	AAA		689,344

1,500	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A, 6.500%, 10/01/24 (Pre-refunded 10/01/10)	10/10 at 101.00	BBB+	(3)	1,667,265
19,440	Total U.S. Guaranteed				21,345,614
	Utilities – 0.8%

1,000	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995, 7.400%, 9/01/19 (Alternative Minimum Tax)	9/07 at 100.00	N/R		1,007,750
	Water and Sewer – 0.1%

100	Maryland Energy Financing Administration, Solid Waste Disposal Revenue Bonds, Baltimore Wheelabrator Water Projects LLC, Series 1996, 6.450%, 12/01/16 (Alternative Minimum Tax)	12/06 at 102.00	A–		102,177
$123,465	Total Investments (cost $127,305,087) – 102.8%				133,203,971

	Floating Rate Obligations – (5.8%)				(7,534,000)

	Other Assets Less Liabilities – 3.0%				3,955,741

	Net Assets – 100%				$129,625,712

(1)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(2)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

(3)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

N/R	Not rated.

(ETM)	Escrowed to maturity.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

See accompanying notes to financial statements.

16

Portfolio of Investments (Unaudited)

Nuveen Pennsylvania Municipal Bond Fund

November 30, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Consumer Staples – 0.0%

$50	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal Revenue Bonds, Procter & Gamble Paper Project, Series 2001, 5.375%, 3/01/31 (Alternative Minimum Tax)	No Opt. Call	AA–	$58,417
	Education and Civic Organizations – 18.7%

1,190	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Refunding Bonds, Robert Morris College, Series 1998A, 5.500%, 5/01/15	No Opt. Call	Baa3	1,308,012

4,000	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Carnegie Mellon University, Series 2002, 5.450%, 3/01/27	3/27 at 100.00	AA–	4,016,240

	Chester County Health and Education Facilities Authority, Pennsylvania, College Revenue Bonds, Immaculata College, Series 1998:
1,300	5.600%, 10/15/18	10/08 at 102.00	BB+	1,318,538
550	5.625%, 10/15/27	10/08 at 102.00	BB+	558,168

1,815	Delaware County Authority, Pennsylvania, College Revenue Refunding Bonds, Neumann College, Series 1998A, 5.375%, 10/01/26	10/08 at 100.00	BBB–	1,845,928

1,645	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2005, 5.000%, 8/01/24 – MBIA Insured	8/15 at 100.00	AAA	1,772,553

	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2006:
980	5.000%, 8/01/23 – AMBAC Insured	8/16 at 100.00	AAA	1,066,505
480	5.000%, 8/01/24 – AMBAC Insured	8/16 at 100.00	AAA	521,563

1,000	Delaware County Authority, Pennsylvania, Revenue Refunding Bonds, Villanova University, Series 2003, 5.250%, 8/01/20 – FGIC Insured	8/13 at 100.00	AAA	1,092,980

2,000	Indiana County Industrial Development Authority, Pennsylvania, Revenue Bonds, Student Cooperative Association Inc./Indiana University of Pennsylvania – Student Union Project, Series 2004, 5.000%, 11/01/24 – AMBAC Insured	11/14 at 100.00	AAA	2,146,480

910	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Arcadia University, Series 2006, 4.500%, 4/01/30 – RAAI Insured	4/16 at 100.00	AA	919,983

2,500	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, Hill School, Series 2005, 5.000%, 8/15/26 – MBIA Insured	8/15 at 100.00	Aaa	2,696,475

715	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Allegheny College, Series 2006, 4.750%, 5/01/31	5/16 at 100.00	A–	738,838

2,150	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Geneva College, Series 1998, 5.375%, 4/01/15	4/08 at 102.00	BBB–	2,221,746

1,700	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Temple University, First Series of 2006, 5.000%, 4/01/21 – MBIA Insured	4/16 at 100.00	AAA	1,852,711

1,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania, Series 2005C, 5.000%, 7/15/38	7/15 at 100.00	AA	1,070,410

1,250	Pennsylvania Higher Educational Facilities Authority, University of the Sciences in Philadelphia Revenue Bonds, Series 2005, 4.750%, 11/01/33 – XLCA Insured	5/15 at 100.00	AAA	1,301,437

7,000	Pennsylvania State University, General Obligation Refunding Bonds, Series 2002, 5.250%, 8/15/13	No Opt. Call	AA	7,705,737

2,270	Swarthmore Boro Authority, Pennsylvania, College Revenue Bonds, Swarthmore College, Series 2006A, 5.000%, 9/15/30 (WI/DD, Settling 12/20/06)	9/16 at 100.00	Aaa	2,460,907

500	Union County, Higher Education Facilities Financing Authority, Pennsylvania, Revenue Bonds, Bucknell University, Series 2002A, 5.250%, 4/01/22	4/13 at 100.00	Aa2	542,510
34,955	Total Education and Civic Organizations			37,157,721
	Health Care – 8.1%

470	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Ohio Valley General Hospital, Series 2005A, 5.125%, 4/01/35	4/15 at 100.00	Baa2	490,633

2,500	Chester County Health and Educational Facilities Authority, Pennsylvania, Health System Revenue Bonds, Jefferson Health System, Series 1997B, 5.375%, 5/15/27	5/08 at 101.00	AA–	2,572,325

1,585	Jeannette Health Services Authority, Pennsylvania, Hospital Revenue Bonds, Jeannette District Memorial Hospital, Series 1996A, 6.000%, 11/01/18	5/07 at 101.50	BB–	1,590,880

17

Portfolio of Investments (Unaudited)

Nuveen Pennsylvania Municipal Bond Fund (continued)

November 30, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Health Care (continued)

$900	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, St. Luke’s Hospital of Bethlehem, Series 2003, 5.375%, 8/15/33	8/13 at 100.00	Baa1	$956,610

750	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group, Series 2004A, 5.500%, 11/01/24	11/14 at 100.00	A	808,013

6,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of Pennsylvania Health Services, Series 2005B, 5.000%, 8/15/16 – FGIC Insured	8/15 at 100.00	AAA	6,558,540

225	Philadelphia Health and Educational Facilities Authority, Hospital Revenue Bonds, Temple University Hospital, Series 1997, 5.500%, 11/15/27	11/07 at 101.00	BBB	229,313

	Pottsville Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pottsville Hospital and Warne Clinic, Series 1998:
1,265	5.250%, 7/01/10	No Opt. Call	BB+	1,282,242
500	5.625%, 7/01/24	7/08 at 100.00	BB+	501,810

	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series 2005:
430	5.000%, 12/01/27 – RAAI Insured	12/15 at 100.00	AA	456,393
300	5.000%, 12/01/29 – RAAI Insured	12/15 at 100.00	AA	319,341

260	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East, Series 2004B, 5.375%, 11/15/34	11/14 at 100.00	A1	279,716
15,185	Total Health Care			16,045,816
	Housing/Multifamily – 5.4%

5,835	Delaware County Authority, Pennsylvania, Student Housing Revenue Bonds, Collegiate Housing Foundation – Eastern College, Series 2000A, 8.250%, 7/01/29	7/10 at 102.00	N/R	6,510,168

1,360	Delaware County Industrial Development Authority, Pennsylvania, Multifamily Housing Revenue Bonds, Darby Townhouses Project, Series 2002A, 4.850%, 4/01/12 (Alternative Minimum Tax)	No Opt. Call	AAA	1,406,390

1,800	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Slippery Rock University Foundation Inc., Student Housing Project, Series 2005A, 5.000%, 7/01/37 – XLCA Insured	7/15 at 100.00	AAA	1,922,238

240	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue Bonds, Presbyterian Homes Germantown – Morrisville Project, Series 2005A, 5.625%, 7/01/35	5/15 at 102.00	Baa2	253,126

595	Philadelphia Redevelopment Authority, Pennsylvania, Multifamily Housing Revenue Bonds, Pavilion Apartments, Series 2003A, 4.250%, 10/01/16 (Alternative Minimum Tax)	10/13 at 100.00	A	590,436
9,830	Total Housing/Multifamily			10,682,358
	Housing/Single Family – 3.3%

2,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 1995A, 4.900%, 10/01/37 (Alternative Minimum Tax)	10/15 at 100.00	AA+	2,049,020

1,870	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-93A, 4.950%, 10/01/26 (Alternative Minimum Tax)	4/15 at 100.00	AA+	1,931,130

1,700	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-94A, 5.150%, 10/01/37 (Alternative Minimum Tax)	10/15 at 100.00	AA+	1,774,936

765	Pittsburgh Urban Redevelopment Authority, Pennsylvania, Mortgage Revenue Bonds, Series 1997A, 6.200%, 10/01/21 (Alternative Minimum Tax)	4/07 at 102.00	AAA	783,788
6,335	Total Housing/Single Family			6,538,874
	Industrials – 2.1%

3,000	Delaware County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding Bonds, Series 1997A, 6.200%, 7/01/19	1/08 at 102.00	BB+	3,089,520

1,000	Pennsylvania Industrial Development Authority, Economic Development Revenue Bonds, Series 2002, 5.500%, 7/01/19 – AMBAC Insured	7/12 at 101.00	AAA	1,102,200
4,000	Total Industrials			4,191,720

18

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Long-Term Care – 1.3%

	Chester County Health and Education Facilities Authority, Pennsylvania, Mortgage Revenue Refunding Bonds, Tel Hai Obligated Group, Series 1998:
$1,000	5.400%, 6/01/18	12/08 at 100.00	BBB–	$1,002,680
1,100	5.500%, 6/01/25	12/08 at 100.00	BBB–	1,107,128

510	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Masonic Homes Project, Series 2006, 5.000%, 11/01/36	11/16 at 100.00	A+	540,044
2,610	Total Long-Term Care			2,649,852
	Materials – 0.4%

560	Bradford County Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue Bonds, International Paper Company, Series 2005B, 5.200%, 12/01/19 (Alternative Minimum Tax)	12/15 at 100.00	BBB	573,378

440	Bucks County Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, USX Corporation Project, Series 1995, 5.400%, 11/01/17 (Mandatory put 11/01/11)	No Opt. Call	BBB+	472,006
1,000	Total Materials			1,045,384
	Tax Obligation/General – 14.9%

1,225	Bentworth School District, Washington County, Pennsylvania, General Obligation Bonds, Series 2006B, 5.000%, 3/15/25 – FSA Insured	3/16 at 100.00	AAA	1,326,638

	Boyertown Area School District, Berks and Montgomery Counties, Pennsylvania, General Obligation Bonds, Series 2005:
1,170	5.000%, 10/01/23 – FSA Insured	4/15 at 100.00	Aaa	1,261,213
1,000	5.000%, 10/01/24 – FSA Insured	4/15 at 100.00	Aaa	1,076,490
1,000	5.000%, 10/01/25 – FSA Insured	4/15 at 100.00	Aaa	1,075,750

1,000	Central Bucks County School District, Pennsylvania, General Obligation Bonds, Series 2003, 5.000%, 5/15/23 – MBIA Insured	5/13 at 100.00	Aaa	1,064,600

420	Centre County, Pennsylvania, General Obligation Bonds, Series 2003, 5.250%, 7/01/17 – MBIA Insured	7/13 at 100.00	Aaa	457,603

3,125	Chichester School District, Delaware County, Pennsylvania, General Obligation Bonds, Series 1999, 0.000%, 3/01/26 – FGIC Insured	No Opt. Call	AAA	1,407,781

1,715	Delaware County, Pennsylvania, General Obligation Bonds, Series 2005, 5.000%, 10/01/20	10/15 at 100.00	AA	1,867,481

950	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds, Series 2002, 5.750%, 7/01/17	No Opt. Call	AA–	1,097,183

1,635	Girard School District, Erie County, Pennsylvania, General Obligation Bonds, Series 1999B, 0.000%, 11/15/28 – FGIC Insured	No Opt. Call	AAA	642,392

1,240	Luzerne County, Pennsylvania, General Obligation Bonds, Series 2003A, 5.250%, 11/15/16 – MBIA Insured	5/13 at 100.00	Aaa	1,357,688

4,875	McKeesport Area School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 1997D, 0.000%, 10/01/24 – MBIA Insured	No Opt. Call	AAA	2,282,573

2,195	Montour School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 1993B, 0.000%, 1/01/14 – MBIA Insured	No Opt. Call	AAA	1,674,083

1,500	Owen J. Roberts School District, Chester County, Pennsylvania, General Obligation Bonds, Series 2006, 5.000%, 5/15/24 – FSA Insured	5/16 at 100.00	Aaa	1,627,590

1,075	Palmyra Area School District, Pennsylvania, General Obligation Bonds, Series 2006, 5.000%, 6/01/20 – XLCA Insured	6/14 at 100.00	Aaa	1,154,529

	Pennsylvania, General Obligation Bonds, Second Series 2005:
1,500	5.000%, 1/01/18	1/16 at 100.00	AA	1,645,020
1,000	5.000%, 1/01/19	1/16 at 100.00	AA	1,093,450

2,500	Pennsylvania, General Obligation Bonds, Series 2006-1, 5.000%, 10/01/18	10/16 at 100.00	AA	2,756,700

1,575	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2006B, 5.250%, 9/01/16 – FSA Insured	No Opt. Call	AAA	1,770,773

1,370	Schuylkill Valley School District, Berks County, Pennsylvania, General Obligation Bonds, Series 2006A, 5.000%, 4/01/22 – FGIC Insured	4/16 at 100.00	Aaa	1,490,820

19

Portfolio of Investments (Unaudited)

Nuveen Pennsylvania Municipal Bond Fund (continued)

November 30, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Tax Obligation/General (continued)

$1,315	Woodland Hills School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2005D, 5.000%, 9/01/17 – FSA Insured	9/15 at 100.00	AAA	$1,440,924
33,385	Total Tax Obligation/General			29,571,281
	Tax Obligation/Limited – 7.6%

4,500	Allegheny County Industrial Development Authority, Pennsylvania, Revenue Bonds, Guaranteed County Building Project, Series 2002A, 5.000%, 11/01/29 – MBIA Insured	11/12 at 100.00	AAA	4,761,720

1,000	Allegheny County Redevelopment Authority, Pennsylvania, Tax Increment Finance Bonds, Waterfront Project, Series 2000A, 6.300%, 12/15/18	12/10 at 101.00	N/R	1,087,110

1,500	Erie County Convention Center Authority, Pennsylvania, Convention Center Revenue Bonds, Series 2005, 5.000%, 1/15/36 – FGIC Insured	1/15 at 100.00	AAA	1,603,650

1,000	Harrisburg Parking Authority, Pennsylvania, Guaranteed Revenue Refunding Bonds, Series 2001J, 5.000%, 9/01/22 – MBIA Insured	9/11 at 100.00	Aaa	1,050,340

	Pennsylvania Turnpike Commission, Registration Fee Revenue Bonds, Series 2005A:
1,300	5.250%, 7/15/18 – FSA Insured	No Opt. Call	AAA	1,481,662
1,270	5.250%, 7/15/19 – FSA Insured	No Opt. Call	AAA	1,456,690

1,300	Philadelphia Municipal Authority, Pennsylvania, Lease Revenue Bonds, Series 2003B, 5.250%, 11/15/17 – FSA Insured	11/13 at 100.00	AAA	1,409,980

1,000	Philadelphia Redevelopment Authority, Pennsylvania, Revenue Bonds, Philadelphia Neighborhood Transformation Initiative, Series 2002A, 5.500%, 4/15/22 – FGIC Insured	4/12 at 100.00	AAA	1,082,400

1,000	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA, 5.500%, 7/01/20 – MBIA Insured	No Opt. Call	AAA	1,179,660
13,870	Total Tax Obligation/Limited			15,113,212
	Transportation – 9.5%

1,675	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/24 – AMBAC Insured	6/16 at 100.00	AAA	1,819,452

2,500	Philadelphia Airport System, Pennsylvania, Revenue Bonds, Series 1997B, 5.400%, 6/15/27 – FGIC Insured (Alternative Minimum Tax)	6/07 at 102.00	AAA	2,567,075

	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Parking Revenue Bonds, Series 2001A:
1,000	5.300%, 12/01/21 – AMBAC Insured	12/06 at 100.00	Aaa	1,001,310
4,500	5.375%, 12/01/30 – AMBAC Insured	12/06 at 100.00	Aaa	4,505,940

1,900	Pittsburgh Public Parking Authority, Pennsylvania, Parking Revenue Bonds, Series 2005B, 5.000%, 12/01/23 – FGIC Insured	12/15 at 100.00	AAA	2,053,653

4,535	Pittsburgh Public Parking Authority, Pennsylvania, Parking System Revenue Refunding Bonds, Series 2002, 5.000%, 12/01/11 – AMBAC Insured	No Opt. Call	AAA	4,837,212

2,000	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds, Series 2003B, 5.000%, 1/01/33 – AMBAC Insured	1/13 at 100.00	Aaa	2,104,260
18,110	Total Transportation			18,888,902
	U.S. Guaranteed – 13.2% (3)

1,550	Allegheny County Hospital Development Authority, Pennsylvania, Hospital Revenue Bonds, Allegheny Valley Hospital – Sublessee, Series 1982Q, 7.000%, 8/01/15 (ETM)	No Opt. Call	AAA	1,889,497

1,245	Centre County, Pennsylvania, General Obligation Bonds, Series 2003, 5.250%, 7/01/17 (Pre-refunded 7/01/13) – MBIA Insured	7/13 at 100.00	Aaa	1,369,438

2,995	Deer Lakes School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 1995, 6.350%, 1/15/14 – MBIA Insured (ETM)	1/07 at 100.00	AAA	3,358,503

1,320	Delaware County Authority, Pennsylvania, Health Facilities Revenue Bonds, Mercy Health Corporation of Southeastern Pennsylvania Obligation Group, Series 1996, 6.000%, 12/15/26 (ETM)	12/06 at 102.00	Aaa	1,349,027

20

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	U.S. Guaranteed (3) (continued)

	Pennsylvania Turnpike Commission, Oil Franchise Tax Senior Lien Revenue Bonds, Series 2003A:
$1,000	5.250%, 12/01/15 (Pre-refunded 12/01/13) – MBIA Insured	12/13 at 100.00	AAA	$1,105,570
1,150	5.250%, 12/01/17 (Pre-refunded 12/01/13) – MBIA Insured	12/13 at 100.00	AAA	1,271,406
2,000	5.250%, 12/01/19 (Pre-refunded 12/01/13) – MBIA Insured	12/13 at 100.00	AAA	2,211,140

1,000	Pennsylvania Turnpike Commission, Oil Franchise Tax Subordinate Lien Revenue Bonds, Series 2003B, 5.250%, 12/01/18 (Pre-refunded 12/01/13) – MBIA Insured	12/13 at 100.00	AAA	1,105,570

1,050	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Twelfth Series 1990B, 7.000%, 5/15/20 – MBIA Insured (ETM)	No Opt. Call	AAA	1,271,666

3,000	Pittsburgh Public Parking Authority, Pennsylvania, Parking System Revenue Bonds, Series 2000, 6.000%, 12/01/24 (Pre-refunded 6/01/10) – AMBAC Insured	6/10 at 100.00	AAA	3,243,690

	Plum Borough School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series 2001:
1,745	5.200%, 9/15/23 (Pre-refunded 9/15/11) – FGIC Insured	9/11 at 100.00	AAA	1,867,970
3,700	5.250%, 9/15/30 (Pre-refunded 9/15/11) – FGIC Insured	9/11 at 100.00	AAA	3,968,805

865	West View Borough Municipal Authority, Allegheny County, Pennsylvania, Special Obligation Bonds, Series 1985A, 9.500%, 11/15/14 (ETM)	No Opt. Call	AAA	1,084,537

1,000	Wilkes-Barre Area School District, Luzerne County, Pennsylvania, General Obligation Bonds, Series 2003A, 5.250%, 4/01/20 (Pre-refunded 4/01/14) – MBIA Insured	4/14 at 100.00	AAA	1,109,240
23,620	Total U.S. Guaranteed			26,206,059
	Utilities – 4.8%

1,875	Allegheny County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Refunding Bonds, Duquesne Light Company, Series 1999A, 4.350%, 12/01/13 – AMBAC Insured	No Opt. Call	AAA	1,964,550

1,345	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds, Pennsylvania Power and Light Company, Series 2005, 4.750%, 2/15/27 – FGIC Insured	2/15 at 100.00	AAA	1,396,312

315	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1, 5.000%, 9/01/26 – FSA Insured	9/14 at 100.00	AAA	335,043

2,650	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fourth Series 1998, 5.000%, 8/01/32 – FSA Insured	8/13 at 100.00	AAA	2,799,672

1,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Seventeenth Series 2003, 5.375%, 7/01/19 – FSA Insured	7/13 at 100.00	AAA	1,092,800

1,875	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/35 – FGIC Insured	7/15 at 100.00	AAA	2,017,819
9,060	Total Utilities			9,606,196
	Water and Sewer – 9.0%

265	Bucks County Water and Sewerage Authority, Pennsylvania, Sewerage System Revenue Bonds, Neshaminy Interceptor Project, Series 2004, 5.250%, 6/01/14 – FSA Insured	No Opt. Call	AAA	294,023

5,000	Delaware County Industrial Development Authority, Pennsylvania, Water Facilities Revenue Bonds, Philadelphia Water Company, Series 2001, 5.350%, 10/01/31 – AMBAC Insured (Alternative Minimum Tax)	10/12 at 100.00	AAA	5,343,400

1,930	Harrisburg Authority, Dauphin County, Pennsylvania, Water Revenue Refunding Bonds, Series 2004, 5.000%, 7/15/22 – FSA Insured	7/14 at 100.00	AAA	2,073,399

	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2005A:
850	5.000%, 7/01/23 – FSA Insured	7/15 at 100.00	AAA	914,745
5,700	5.000%, 7/01/28 – FSA Insured	7/15 at 100.00	AAA	6,121,287

3,000	Unity Township Municipal Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2004, 5.000%, 12/01/34 – FSA Insured	12/14 at 100.00	AAA	3,206,910
16,745	Total Water and Sewer			17,953,764
$188,755	Total Long-Term Investments (cost $186,354,381) – 98.3%			195,709,556

21

Portfolio of Investments (Unaudited)

Nuveen Pennsylvania Municipal Bond Fund (continued)

November 30, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Short-Term Investments – 1.5%

$3,050	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand Obligations, Series 1985, 3.290%, 12/01/15 – MBIA Insured (4)		A–1+	$3,050,000
$3,050	Total Short-Term Investments (cost $3,050,000)			3,050,000

	Total Investments (cost $189,404,381) – 99.8%			198,759,556

	Other Assets Less Liabilities – 0.2%			316,337

	Net Assets – 100%			$199,075,893

(1)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(2)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

(3)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest.

(4)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

See accompanying notes to financial statements.

22

Portfolio of Investments (Unaudited)

Nuveen Virginia Municipal Bond Fund

November 30, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Consumer Staples – 2.6%

$500	James City County Industrial Development Authority, Virginia, Sewerage and Solid Waste Disposal Facilities Revenue Bonds, Anheuser Busch, Series 1997, 6.000%, 4/01/32 (Alternative Minimum Tax)	4/07 at 101.00	A+	$508,500

	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds, Series 2005:
2,075	5.250%, 6/01/19	6/15 at 100.00	BBB	2,187,693
5,125	5.500%, 6/01/26	6/15 at 100.00	BBB	5,471,091
7,700	Total Consumer Staples			8,167,284
	Education and Civic Organizations – 5.1%

	Loudoun County Industrial Development Authority, Virginia, Revenue Refunding Bonds, George Washington University, Series 1992:
500	6.250%, 5/15/12	5/07 at 100.00	A2	500,885
2,225	6.250%, 5/15/22	5/07 at 100.00	A2	2,228,938

	Prince William County Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds, Catholic Diocese of Arlington, Series 2003:
1,000	4.375%, 10/01/13	No Opt. Call	A3	1,021,590
1,135	5.500%, 10/01/33	10/13 at 101.00	A3	1,216,720

2,000	Prince William County Park Authority, Virginia, Park Facilities Revenue Refunding and Improvement Bonds, Series 1999, 6.000%, 10/15/28	10/09 at 101.00	A3	2,127,320

300	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds, University of the Sacred Heart, Series 2001, 5.250%, 9/01/31	9/11 at 100.00	BBB	311,265

800	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Higher Education Revenue Refunding Bonds, Ana G. Mendez University System, Series 2002, 5.375%, 12/01/21	12/12 at 101.00	BBB–	853,240

1,465	Rockbridge County Industrial Development Authority, Virginia, Horse Center Revenue Refunding Bonds, Series 2001C, 6.850%, 7/15/21	7/11 at 100.00	B2	1,497,933

590	The Rector and Visitors of the University of Virginia, General Revenue Bonds, Series 2005, 5.000%, 6/01/18	6/15 at 100.00	AAA	646,463

1,250	University of Puerto Rico, University System Revenue Bonds, Series 2000O, 5.750%, 6/01/19 – MBIA Insured	6/10 at 100.00	AAA	1,341,325

2,500	Virginia College Building Authority, Educational Facilities Revenue Bonds, Public Higher Education Financing Program, Series 2004B, 5.000%, 9/01/13	No Opt. Call	Aa1	2,720,850

1,250	Virginia College Building Authority, Educational Facilities Revenue Refunding Bonds, Marymount University, Series 1998, 5.125%, 7/01/28 – RAAI Insured	7/08 at 101.00	AA	1,281,063
15,015	Total Education and Civic Organizations			15,747,592
	Health Care – 6.3%

1,500	Albemarle County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Martha Jefferson Hospital, Series 2002, 5.250%, 10/01/35	10/12 at 100.00	A2	1,571,820

400	Fairfax County Industrial Development Authority, Virginia, Hospital Revenue Refunding Bonds, Inova Health System, Series 1993A, 5.000%, 8/15/23	No Opt. Call	AA+	440,404

2,000	Fredericksburg Industrial Development Authority, Virginia, Hospital Facilities Revenue Refunding Bonds, MediCorp Health System Obligated Group, Series 1996, 5.250%, 6/15/23 – AMBAC Insured	6/07 at 102.00	AAA	2,054,560

1,375	Fredericksburg Industrial Development Authority, Virginia, Revenue Bonds, MediCorp Health System, Series 2002B, 5.125%, 6/15/33	6/12 at 100.00	A3	1,429,354

3,250	Hanover County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Memorial Regional Medical Center, Series 1995, 6.375%, 8/15/18 – MBIA Insured	No Opt. Call	AAA	3,857,782

2,000	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health System Inc., Series 2002A, 5.600%, 11/15/30	11/12 at 100.00	A–	2,145,220

2,320	Manassas Industrial Development Authority, Virginia, Hospital Revenue Bonds, Prince William Hospital, Series 2002, 5.250%, 4/01/33	4/13 at 100.00	A2	2,454,815

23

Portfolio of Investments (Unaudited)

Nuveen Virginia Municipal Bond Fund (continued)

November 30, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Health Care (continued)

	Medical College of Virginia Hospital Authority, General Revenue Bonds, Series 1998:
$500	5.250%, 7/01/14 – MBIA Insured	7/08 at 102.00	AAA	$521,370
2,000	5.125%, 7/01/23 – MBIA Insured	7/08 at 102.00	AAA	2,072,580

2,785	Roanoke Industrial Development Authority, Virginia, Hospital Revenue Bonds, Carilion Health System, Series 2002A, 5.500%, 7/01/19 – MBIA Insured	7/12 at 100.00	AAA	3,010,975
18,130	Total Health Care			19,558,880
	Housing/Multifamily – 3.9%

1,105	Arlington County Industrial Development Authority, Virginia, Multifamily Housing Mortgage Revenue Bonds, Berkeley Apartments, Series 2000, 5.850%, 12/01/20 (Alternative Minimum Tax)	11/10 at 102.00	AAA	1,184,626

945	Arlington County Industrial Development Authority, Virginia, Multifamily Housing Revenue Bonds, Patrick Henry Apartments, Series 2000, 6.050%, 11/01/32 (Mandatory put 11/01/20) (Alternative Minimum Tax)	5/10 at 100.00	Aaa	1,031,260

1,010	Chesterfield County Industrial Development Authority, Virginia, GNMA Mortgage-Backed Securities Program Multifamily Housing Revenue Bonds, Fore Courthouse Senior Apartments, Series 2002A, 5.600%, 10/20/31 (Alternative Minimum Tax)	4/12 at 102.00	Aa2	1,067,883

	Danville Industrial Development Authority, Virginia, Student Housing Revenue Bonds, Collegiate Housing Foundation, Averett College, Series 1999A:
680	6.875%, 6/01/20	6/09 at 102.00	N/R	721,997
1,910	7.000%, 6/01/30	6/09 at 102.00	N/R	2,027,236

1,200	Fairfax County Redevelopment and Housing Authority, Virginia, FHA-Insured Elderly Housing Mortgage Revenue Refunding Bonds, Little River Glen, Series 1996, 6.100%, 9/01/26	3/07 at 102.00	AAA	1,225,392

1,000	Lynchburg Redevelopment and Housing Authority, Virginia, Vistas GNMA Mortgage-Backed Revenue Bonds, Series 2000A, 6.200%, 1/20/40 (Alternative Minimum Tax)	4/10 at 102.00	AAA	1,047,940

2,880	Virginia Beach Development Authority, Virginia, Multifamily Residential Rental Housing Revenue Bonds, Hamptons and Hampton Court Apartments, Series 1999, 7.500%, 10/01/39 (Alternative Minimum Tax)	10/14 at 102.00	N/R	3,106,714

610	Virginia Housing Development Authority, Rental Housing Bonds, Series 2001L, 5.000%, 12/01/20	12/06 at 100.00	AA+	610,433
11,340	Total Housing/Multifamily			12,023,481
	Housing/Single Family – 3.2%

820	Puerto Rico Housing Finance Authority, Mortgage-Backed Securities Program Home Mortgage Revenue Bonds, Series 2003A, 4.875%, 6/01/34 (Alternative Minimum Tax)	6/13 at 100.00	AAA	826,224

4,500	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2001H-1, 5.350%, 7/01/31 – MBIA Insured	7/11 at 100.00	AAA	4,695,165

2,400	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2005C-C2, 4.750%, 10/01/32 (Alternative Minimum Tax)	1/15 at 100.00	AAA	2,434,512

2,000	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2006 D1, 4.900%, 1/01/33 (Alternative Minimum Tax)	7/15 at 100.00	AAA	2,053,660
9,720	Total Housing/Single Family			10,009,561
	Industrials – 1.4%

2,250	Charles County Industrial Development Authority, Virginia, Solid Waste Disposal Facility Revenue Refunding Bonds, USA Waste of Virginia Inc., Series 1999, 4.875%, 2/01/09 (Alternative Minimum Tax)	No Opt. Call	BBB	2,285,257

2,000	Henrico County Industrial Development Authority, Virginia, Solid Waste Disposal Revenue Bonds, Browning-Ferris Industries of South Atlantic Inc., Series 1996A, 5.450%, 1/01/14 (Alternative Minimum Tax)	No Opt. Call	BB–	1,961,960
4,250	Total Industrials			4,247,217
	Long-Term Care – 2.4%

1,200	Fairfax County Economic Development Authority, Virginia, Retirement Center Revenue Bonds, Greenspring Village, Series 2006A, 4.875%, 10/01/36	10/16 at 100.00	BBB	1,238,268

500	Fairfax County Redevelopment and Housing Authority, Virginia, FHA-Insured Multifamily Housing Revenue Refunding Bonds, Paul Spring Retirement Center, Series 1996A, 6.000%, 12/15/28	12/06 at 103.00	AAA	515,685

24

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Long-Term Care (continued)

$3,665	Henrico County Economic Development Authority, Virginia, GNMA Mortgage-Backed Securities Program Assisted Living Revenue Bonds, Beth Sholom, Series 1999A, 6.000%, 7/20/39	7/09 at 102.00	AAA	$3,935,184

1,350	Henrico County Economic Development Authority, Virginia, Residential Care Facility Revenue Bonds, Westminster Canterbury of Richmond, Series 2006, 5.000%, 10/01/27	10/11 at 103.00	BBB–	1,409,089

455	Henrico County Industrial Development Authority, Virginia, FHA-Insured Nursing Facilities Mortgage Revenue Refunding Bonds, Cambridge Manor Nursing Home, Series 1993, 5.875%, 7/01/19	1/07 at 100.00	AAA	455,783
7,170	Total Long-Term Care			7,554,009
	Materials – 0.9%

2,500	Bedford County Industrial Development Authority, Virginia, Industrial Development Revenue Refunding Bonds, Nekoosa Packaging Corporation, Series 1998, 5.600%, 12/01/25 (Alternative Minimum Tax) (4)	2/08 at 102.00	B2	2,530,125
	Tax Obligation/General – 17.1%

1,100	Alexandria, Virginia, General Obligation Bonds, Series 2004B, 5.000%, 6/15/13	No Opt. Call	AAA	1,199,407

3,400	Arlington County, Virginia, General Obligation Bonds, Series 2006, 5.000%, 8/01/20	8/16 at 100.00	AAA	3,760,740

2,500	Bristol, Virginia, General Obligation Bonds, Series 2003, 5.000%, 3/01/25 – FSA Insured	3/13 at 100.00	AAA	2,656,850

1,285	Charlottesville, Virginia, General Obligation Public Improvement Refunding Bonds, Series 2003, 3.000%, 7/15/13	No Opt. Call	AAA	1,227,291

3,640	Chesapeake, Virginia, General Obligation Bonds, Series 2004, 5.000%, 12/01/20	12/14 at 101.00	AA	3,972,514

555	Chesterfield County, Virginia, General Obligation Public Improvement Bonds, Series 2001, 5.000%, 1/15/21	1/11 at 100.00	AAA	580,397

1,000	Harrisonburg, Virginia, General Obligation Public Recreational Facility Revenue Bonds, Series 2000, 5.750%, 12/01/29 – FSA Insured	12/10 at 102.00	AAA	1,096,820

2,000	Henrico County, Virginia, General Obligation Bonds, Series 2005, 5.000%, 7/15/16	7/15 at 100.00	AAA	2,212,820

3,805	Loudoun County, Virginia, General Obligation Bonds, Series 2006, 5.000%, 12/01/24	12/16 at 100.00	AAA	4,190,332

375	Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2002A, 5.250%, 5/01/20	5/12 at 100.00	AAA	405,113

2,000	Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2005B, 5.000%, 6/01/18	6/15 at 100.00	AAA	2,199,060

1,185	Lynchburg, Virginia, General Obligation Bonds, Series 2004, 5.000%, 6/01/20	6/14 at 100.00	AA	1,281,495

2,355	Newport News, Virginia, General Obligation Bonds, General Improvement and Water Projects, Series 2002A, 5.000%, 7/01/18	7/13 at 100.00	AA	2,534,569

	Newport News, Virginia, General Obligation Bonds, Series 2003B:
1,630	5.000%, 11/01/15	11/13 at 100.00	AA	1,770,702
1,805	5.000%, 11/01/17	11/13 at 100.00	AA	1,949,905

1,250	Newport News, Virginia, General Obligation Bonds, Series 2004A, 5.000%, 7/15/16	7/14 at 101.00	AA	1,372,100

1,555	Northern Mariana Islands, General Obligation Bonds, Series 2000A, 6.000%, 6/01/20 – ACA Insured	6/10 at 100.00	A	1,646,076

1,000	Pittsylvania County, Virginia, General Obligation Bonds, Series 2001B, 5.125%, 3/01/23	3/11 at 102.00	A	1,061,040

2,000	Portsmouth, Virginia, General Obligation Bonds, Series 2005A, 5.000%, 4/01/15 – MBIA Insured	No Opt. Call	AAA	2,206,060

	Richmond, Virginia, General Obligation Bonds, Series 2005A:
3,195	5.000%, 7/15/17 – FSA Insured	7/15 at 100.00	AAA	3,515,043
2,000	5.000%, 7/15/20 – FSA Insured	7/15 at 100.00	AAA	2,185,000

1,415	Roanoke, Virginia, General Obligation Bonds, Series 2006A, 5.000%, 2/01/21 – MBIA Insured	2/16 at 100.00	AAA	1,551,675

1,000	Roanoke, Virginia, General Obligation Public Improvement Bonds, Series 2002A, 5.000%, 10/01/17	10/12 at 101.00	AA	1,080,350

1,075	Salem, Virginia, General Obligation Bonds, Series 2006, 5.000%, 4/01/22 – MBIA Insured	4/16 at 100.00	Aaa	1,173,330

	Suffolk, Virginia, General Obligation Bonds, Series 2005:
1,530	5.000%, 12/01/16	12/15 at 100.00	Aa2	1,688,141
1,170	5.000%, 12/01/25	12/15 at 100.00	Aa2	1,267,379

1,900	Virginia Beach, Virginia, General Obligation Bonds, Series 2005, 5.000%, 1/15/20	1/16 at 100.00	AA+	2,078,182

1,000	Virginia Beach, Virginia, General Obligation Public Improvement Bonds, Series 2001, 5.000%, 6/01/20	6/11 at 101.00	AA+	1,063,010
48,725	Total Tax Obligation/General			52,925,401

25

Portfolio of Investments (Unaudited)

Nuveen Virginia Municipal Bond Fund (continued)

November 30, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Tax Obligation/Limited – 24.9%

	Buena Vista Public Recreational Facilities Authority, Virginia, Lease Revenue Bonds, Golf Course Project, Series 2005A:
$670	5.250%, 7/15/25 – ACA Insured	7/15 at 100.00	A	$716,679
520	5.500%, 7/15/35 – ACA Insured	7/15 at 100.00	A	560,076

1,000	Caroline County Industrial Development Authority, Virginia, Lease Revenue Bonds, Series 2002, 5.125%, 6/15/34 – AMBAC Insured	6/12 at 102.00	Aaa	1,077,690

5,000	Commonwealth Transportation Board of Virginia, Federal Highway Reimbursement Anticipation Notes, Series 2005, 5.000%, 9/28/15	No Opt. Call	AA	5,529,097

1,000	Culpeper Industrial Development Authority, Virginia, Lease Revenue Bonds, School Facilities Project, Series 2005, 5.000%, 1/01/18 – MBIA Insured	1/15 at 100.00	AAA	1,084,650

1,090	Dinwiddie County Industrial Development Authority, Virginia, Lease Revenue Bonds, Series 2004B, 5.125%, 2/15/15 – MBIA Insured	2/14 at 100.00	AAA	1,191,250

2,895	Fairfax County Economic Development Authority, Virginia, Lease Revenue Bonds, Joint Public Uses Community Project, Series 2006, 5.000%, 5/15/18	5/16 at 100.00	AA+	3,181,113

1,500	Fairfax County Economic Development Authority, Virginia, Lease Revenue Bonds, Laurel Hill Public Facilities Projects, Series 2003, 5.000%, 6/01/14	6/13 at 101.00	AA+	1,634,235

1,915	Front Royal and Warren County Industrial Development Authority, Virginia, Lease Revenue Bonds, Series 2004B, 5.000%, 4/01/17 – FSA Insured	4/14 at 100.00	AAA	2,068,468

	Greater Richmond Convention Center Authority, Virginia, Hotel Tax Revenue Bonds, Series 2005:
3,950	5.000%, 6/15/17 – MBIA Insured	6/15 at 100.00	AAA	4,309,766
1,130	5.000%, 6/15/22 – MBIA Insured	6/15 at 100.00	AAA	1,219,123
2,900	5.000%, 6/15/25 – MBIA Insured	6/15 at 100.00	AAA	3,115,644

	Hampton Roads Regional Jail Authority, Virginia, Revenue Bonds, Regional Jail Facility, Series 2004:
2,020	5.000%, 7/01/17 – MBIA Insured	7/14 at 100.00	AAA	2,186,004
1,625	5.000%, 7/01/18 – MBIA Insured	7/14 at 100.00	AAA	1,754,642

	James City County Economic Development Authority, Virginia, Revenue Bonds, County Government Projects, Series 2005:
1,155	5.000%, 7/15/17	7/15 at 100.00	AA–	1,260,867
1,210	5.000%, 7/15/18	7/15 at 100.00	AA–	1,317,738

1,840	Loudoun County Industrial Development Authority, Virginia, Lease Revenue Refunding Bonds, Public Facility Project, Series 2003, 5.000%, 3/01/19	3/13 at 100.00	AA+	1,973,934

475	Loudoun County, Virginia, Certificates of Participation, Series 1990E, 7.200%, 10/01/10 – AMBAC Insured	No Opt. Call	AAA	513,033

3,585	New Kent County Economic Development Authority, Virginia, Lease Revenue Bonds, School and Governmental Projects, Series 2006, 5.000%, 2/01/26 – FSA Insured	2/17 at 100.00	AAA	3,892,880

675	Norfolk Redevelopment and Housing Authority, Virginia, Educational Facility Revenue Bonds, Community College System – Tidewater Community College Downtown Campus, Series 1999, 5.500%, 11/01/19	11/09 at 102.00	AA+	721,703

1,000	Northampton County and Town Joint Industrial Development Authority, Virginia, Lease Revenue Bonds, County Capital Projects, Series 2002, 5.000%, 2/01/33 – RAAI Insured	2/13 at 101.00	AA	1,051,870

200	Prince William County Industrial Development Authority, Virginia, Lease Revenue Bonds, ATCC Project, Series 1996, 6.000%, 2/01/14	2/07 at 101.00	Aa3	204,304

	Prince William County, Virginia, Certificates of Participation, County Facilities, Series 2005:
1,100	5.000%, 6/01/20 – AMBAC Insured	6/15 at 100.00	Aaa	1,188,088
1,930	5.000%, 6/01/21 – AMBAC Insured	6/15 at 100.00	Aaa	2,080,212

1,575	Prince William County, Virginia, Lease Participation Certificates, Series 2002, 5.250%, 12/01/18	6/12 at 100.00	Aa2	1,695,141

	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding Bonds, Series 2002D:
135	5.250%, 7/01/27	7/12 at 100.00	BBB	143,541
480	5.250%, 7/01/36	7/12 at 100.00	BBB	508,646

1,500	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA, 5.500%, 7/01/19 – MBIA Insured	No Opt. Call	AAA	1,757,280

26

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Tax Obligation/Limited (continued)

$1,645	Spotsylvania County Industrial Development Authority, Virginia, Lease Revenue Bonds, School Facilities, Series 2003B, 5.125%, 8/01/23 – AMBAC Insured	8/13 at 100.00	AAA	$1,770,250

2,000	Spotsylvania County Industrial Development Authority, Virginia, Lease Revenue Bonds, School Facilities, Series 2003, 5.000%, 1/15/23 – AMBAC Insured	1/13 at 100.00	AAA	2,123,220

2,475	Stafford County and Staunton Industrial Development Authority, Virginia, Revenue Bonds, Virginia Municipal League and Virginia Association of Counties Finance Program, Series 2006A, 5.000%, 8/01/23 – MBIA Insured	8/16 at 100.00	AAA	2,695,547

1,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2006, 5.000%, 10/01/28 – FGIC Insured	10/16 at 100.00	AAA	1,087,820

2,290	Virginia Beach Development Authority, Public Facilities Revenue Bonds, Series 2005A, 5.000%, 5/01/22	5/15 at 100.00	AA	2,476,933

2,000	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century College Program, Series 2002A, 5.000%, 2/01/22	2/12 at 100.00	AA+	2,107,740

2,750	Virginia Public Building Authority, Public Facilities Revenue Bonds, Series 2005A, 5.000%, 8/01/15	No Opt. Call	AA+	3,032,893

1,000	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2001A, 5.000%, 8/01/16	8/11 at 101.00	AA+	1,067,650

2,550	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2004C, 5.000%, 8/01/13	No Opt. Call	AA+	2,772,946

1,360	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2005C, 5.000%, 8/01/17	8/15 at 100.00	AA+	1,492,464

	Virginia Resources Authority, Infrastructure Revenue Bonds, Pooled Loan Bond Program, Series 2002A:
1,650	5.000%, 5/01/20	5/11 at 101.00	AA	1,752,432
620	5.000%, 5/01/21	5/11 at 101.00	AA	658,490

2,340	Virginia Transportation Board, Transportation Revenue Bonds, U.S. Route 58 Corridor Development Program, Series 2004B, 5.000%, 5/15/15	5/14 at 100.00	AA+	2,555,467

1,500	Virginia Transportation Board, Transportation Revenue Refunding Bonds, U.S. Route 58 Corridor Development Program, Series 1997C, 5.125%, 5/15/19	5/07 at 101.00	AA+	1,524,360

1,500	Westmoreland County Industrial Development Authority, Virginia, Lease Revenue Bonds, Northumberland County School Project, Series 2006, 5.000%, 11/01/31 – MBIA Insured	11/16 at 100.00	Aaa	1,621,140
70,755	Total Tax Obligation/Limited			76,677,026
	Transportation – 8.5%

	Capital Region Airport Authority, Richmond, Virginia, Revenue Bonds, Richmond International Airport, Series 2005A:
2,310	5.000%, 7/01/22 – FSA Insured	7/15 at 100.00	AAA	2,484,220
2,700	5.000%, 7/01/23 – FSA Insured	7/15 at 100.00	AAA	2,897,532

1,250	Chesapeake, Virginia, Toll Road Revenue Bonds, Chesapeake Expressway, Series 1999A, 5.625%, 7/15/19	7/09 at 101.00	Baa1	1,315,825

900	Metropolitan District of Columbia Airports Authority, Virginia, Airport System Revenue Bonds, Series 1997B, 5.500%, 10/01/23 (Alternative Minimum Tax)	10/07 at 101.00	AA–	918,900

	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2001B:
1,475	5.000%, 10/01/26 – MBIA Insured	10/11 at 101.00	AAA	1,552,585
1,250	5.000%, 10/01/31 – MBIA Insured	10/11 at 101.00	AAA	1,315,750

2,110	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2006, 5.000%, 10/01/36 (WI/DD, Settling 12/06/06) – FGIC Insured (Alternative Minimum Tax)	10/16 at 100.00	AAA	2,262,870

3,000	Norfolk Airport Authority, Virginia, Airport Revenue Bonds, Series 2001A, 5.125%, 7/01/31 – FGIC Insured	7/11 at 100.00	AAA	3,142,350

2,610	Norfolk, Virginia, Parking System Revenue Bonds, Series 2005A, 5.000%, 2/01/23 – MBIA Insured	2/15 at 100.00	AAA	2,811,910

1,750	Puerto Rico Ports Authority, Special Facilities Revenue Bonds, American Airlines Inc., Series 1996A, 6.250%, 6/01/26 (Alternative Minimum Tax)	12/06 at 102.00	CCC+	1,766,800

1,730	Richmond Metropolitan Authority, Virginia, Revenue Refunding Bonds, Expressway System, Series 1998, 5.250%, 7/15/22 – FGIC Insured	No Opt. Call	AAA	2,006,783

1,485	Richmond Metropolitan Authority, Virginia, Revenue Refunding Bonds, Expressway System, Series 2002, 5.250%, 7/15/22 – FGIC Insured	No Opt. Call	AAA	1,722,585

27

Portfolio of Investments (Unaudited)

Nuveen Virginia Municipal Bond Fund (continued)

November 30, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	Transportation (continued)

$1,000	Virginia Port Authority, Revenue Bonds, Port Authority Facilities, Series 1997, 5.500%, 7/01/24 – MBIA Insured (Alternative Minimum Tax)	7/07 at 101.00	AAA		$1,019,360

1,000	Virginia Resources Authority, Airports Revolving Fund Revenue Bonds, Series 2001A, 5.250%, 8/01/23	2/11 at 100.00	Aa2		1,053,790
24,570	Total Transportation				26,271,260
	U.S. Guaranteed – 16.0% (3)

2,000	Alexandria Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds, Episcopal High School, Series 1999, 5.875%, 1/01/29 (Pre-refunded 1/01/09)	1/09 at 101.00	A1	(3)	2,111,840

1,500	Alexandria Industrial Development Authority, Virginia, Fixed Rate Revenue Bonds, Institute for Defense Analyses, Series 2000A, 5.900%, 10/01/30 (Pre-refunded 10/01/10) – AMBAC Insured	10/10 at 101.00	AAA		1,641,510

750	Bristol, Virginia, General Obligation Utility System Revenue Bonds, Series 2002, 5.000%, 11/01/24 – FSA Insured (ETM)	No Opt. Call	AAA		850,950

150	Fairfax County Water Authority, Virginia, Water Revenue Refunding Bonds, Series 1992, 6.000%, 4/01/22 (Pre-refunded 4/01/07)	4/07 at 102.00	AAA		154,202

	Fairfax County Water Authority, Virginia, Water Revenue Refunding Bonds, Series 2002:
1,810	5.375%, 4/01/21 (Pre-refunded 4/01/12)	4/12 at 100.00	AAA		1,970,583
200	5.000%, 4/01/27 (Pre-refunded 4/01/12)	4/12 at 100.00	AAA		214,126

1,030	Greater Richmond Convention Center Authority, Virginia, Hotel Tax Revenue Bonds, Convention Center Expansion Project, Series 2000, 6.125%, 6/15/20 (Pre-refunded 6/15/10)	6/10 at 101.00	AAA		1,126,254

1,685	Hampton, Virginia, General Obligation Public Improvement Bonds, Series 2000, 6.000%, 2/01/20 (Pre-refunded 2/01/10)	2/10 at 102.00	AA	(3)	1,840,694

1,850	Leesburg, Virginia, Utility System Revenue Refunding Bonds, Series 1997, 5.125%, 7/01/22 (Pre-refunded 7/01/07) – MBIA Insured	7/07 at 102.00	AAA		1,903,650

1,450	Loudoun County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Loudoun Hospital Center, Series 2002A, 6.000%, 6/01/22 (Pre-refunded 6/01/12)	6/12 at 101.00	BBB	(3)	1,634,629

1,750	Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2002A, 5.250%, 5/01/20 (Pre-refunded 5/01/12)	5/12 at 100.00	AAA		1,898,593

225	Metropolitan District of Columbia Airports Authority, Virginia, Airport System Revenue Bonds, Series 1998A, 5.000%, 10/01/28 (Pre-refunded 10/01/08)	10/08 at 101.00	AA–	(3)	233,073

1,000	Middlesex County Industrial Development Authority, Virginia, Lease Revenue Bonds, School Facilities Project, Series 1999, 6.000%, 8/01/24 (Pre-refunded 8/01/09) – MBIA Insured	8/09 at 102.00	AAA		1,082,030

500	Norfolk, Virginia, General Obligation Bonds, Series 2000, 5.250%, 7/01/20 (Pre-refunded 7/01/10) – FGIC Insured	7/10 at 101.00	AAA		533,735

	Pocahontas Parkway Association, Virginia, Senior Lien Revenue Bonds, Route 895 Connector Toll Road, Series 1998A:
5,000	0.000%, 8/15/16 (Pre-refunded 8/15/08)	8/08 at 64.81	AAA		3,048,900
1,500	5.500%, 8/15/28 (Pre-refunded 8/15/08)	8/08 at 102.00	AAA		1,578,165

1,000	Portsmouth, Virginia, Golf Course System Revenue Bonds, Series 1998, 5.000%, 5/01/23 (Pre-refunded 5/01/07) – RAAI Insured	5/07 at 102.00	AA	(3)	1,025,920

	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2000H:
3,000	5.750%, 7/01/18 (Pre-refunded to 7/01/10) - FSA Insured (UB)	7/10 at 101.00	AAA		3,250,440
10,000	5.625%, 7/01/19 (Pre-refunded to 7/01/10) - FSA Insured (UB)	7/10 at 101.00	AAA		10,814,150

1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2000B, 5.750%, 7/01/19 (Pre-refunded 7/01/10) – MBIA Insured	7/10 at 101.00	AAA		1,085,590

500	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A, 5.500%, 10/01/32	10/10 at 101.00	AAA		540,800

1,500	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A, 5.500%, 10/01/40	10/10 at 101.00	AAA		1,620,150

	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding Bonds, Series 2002D:
365	5.250%, 7/01/27 (Pre-refunded 7/01/12)	7/12 at 100.00	BBB	(3)	396,277
1,320	5.250%, 7/01/36 (Pre-refunded 7/01/12)	7/12 at 100.00	BBB	(3)	1,433,111

28

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)		Value

	U.S. Guaranteed (3) (continued)

$800	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000, 5.750%, 7/01/20 (Pre-refunded 7/01/10)	7/10 at 100.00	AAA		$835,568

2,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A, 6.500%, 10/01/24 (Pre-refunded 10/01/10)	10/10 at 101.00	BBB+	(3)	2,223,020

1,000	Virginia Resources Authority, Clean Water State Revolving Fund Revenue Bonds, Series 1999, 5.625%, 10/01/22 (Pre-refunded 10/01/10)	10/10 at 100.00	AAA		1,075,800

	Virginia Resources Authority, Clean Water State Revolving Fund Revenue Bonds, Series 2000, RITES Series PA790R:
500	9.848%, 10/01/14 (Pre-refunded 10/01/10) (IF)	10/10 at 100.00	AAA		620,375
410	9.798%, 10/01/15 (Pre-refunded 10/01/10) (IF)	10/10 at 100.00	AAA		508,708
1,900	9.848%, 10/01/16 (Pre-refunded 10/01/10) (IF)	10/10 at 100.00	AAA		2,357,425
47,695	Total U.S. Guaranteed				49,610,268
	Utilities – 3.8%

	Bristol, Virginia, Utility System Revenue Refunding Bonds, Series 2003:
1,115	5.000%, 7/15/17 – MBIA Insured	7/13 at 100.00	AAA		1,201,123
2,000	5.250%, 7/15/23 – MBIA Insured	7/13 at 100.00	AAA		2,172,020

2,000	Mecklenburg County Industrial Development Authority, Virginia, Revenue Bonds, UAE Mecklenburg Cogeneration LP, Series 2002, 6.500%, 10/15/17 (Alternative Minimum Tax)	10/12 at 100.00	Baa1		2,247,680

2,500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/35 – FGIC Insured	7/15 at 100.00	AAA		2,690,425

	Richmond, Virginia, Public Utility Revenue Refunding Bonds, Series 2002:
1,600	5.000%, 1/15/27 – FSA Insured	1/12 at 100.00	AAA		1,681,728
1,750	5.000%, 1/15/33 – FSA Insured	1/12 at 100.00	AAA		1,839,390
10,965	Total Utilities				11,832,366
	Water and Sewer – 5.2%

2,045	Fairfax County Water Authority, Virginia, Water Revenue Refunding Bonds, Series 1992, 6.000%, 4/01/22	4/07 at 102.00	AAA		2,101,544

1,000	Fairfax County Water Authority, Virginia, Water Revenue Refunding Bonds, Series 1997, 5.000%, 4/01/21	No Opt. Call	AAA		1,133,430

	Fairfax County Water Authority, Virginia, Water Revenue Refunding Bonds, Series 2002:
115	5.375%, 4/01/21	4/12 at 100.00	AAA		124,360
800	5.000%, 4/01/27	4/12 at 100.00	AAA		841,592

1,395	Henry County Public Service Authority, Virginia, Water and Sewerage Revenue Refunding Bonds, Series 2001, 5.500%, 11/15/19 – FSA Insured	No Opt. Call	AAA		1,628,858

1,015	James City Service Authority, Virginia, Water and Sewerage Revenue Bonds, Series 2003, 5.000%, 1/15/15 – FSA Insured	1/13 at 101.00	AAA		1,102,006

2,325	Loudoun County Sanitation Authority, Virginia, Water and Sewerage System Revenue Bonds, Series 2004, 5.000%, 1/01/26	1/15 at 100.00	AA+		2,500,003

1,900	Prince William County Service Authority, Virginia, Water and Sewerage System Revenue Refunding Bonds, Series 1997, 4.750%, 7/01/29 – FGIC Insured	7/08 at 101.00	AAA		1,929,716

750	Virginia Beach, Virginia, Storm Water Utility Revenue Bonds, Series 2000, 6.000%, 9/01/20	9/10 at 101.00	Aa3		817,650

2,485	Virginia Resources Authority, Water and Sewerage System Revenue Bonds, Caroline County Public Improvements Project, Series 2001, 5.250%, 5/01/21	5/11 at 101.00	AA		2,666,504

1,135	York County, Virginia, Sewer System Revenue Bonds, Series 2005, 5.000%, 6/01/29 – AMBAC Insured	6/15 at 101.00	Aaa		1,228,933
14,965	Total Water and Sewer				16,074,596
$293,500	Total Long-Term Investments (cost $298,224,387) – 101.3%				313,229,066

29

Portfolio of Investments (Unaudited)

Nuveen Virginia Municipal Bond Fund (continued)

November 30, 2006

Principal Amount (000)	Description	Optional Call Provisions (1)	Ratings (2)	Value

	Short-Term Investments – 0.8%

$2,400	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand Obligations, Series 1985, 3.290%, 12/01/15 – MBIA Insured (5)		A–1+	$2,400,000
$2,400	Total Short-Term Investments (cost $2,400,000)			2,400,000

	Total Investments (cost $300,624,387) – 102.1%			315,629,066

	Floating Rate Obligations – (2.8)%			(8,665,000)

	Other Assets Less Liabilities – 0.7%			2,185,907

	Net Assets – 100%			$309,149,973

(1)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(2)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

(3)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(4)	The issuer has received a formal adverse determination from the Internal Revenue Service (the “IRS”) regarding the tax-exempt status of the bond’s coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.

(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

N/R	Not rated.

WI/DD	Purchased on a when-issued or delayed delivery basis.

(ETM)	Escrowed to maturity.

(IF)	Inverse floating rate investment.

(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

See accompanying notes to financial statements.

30

Statement of Assets and Liabilities (Unaudited)

November 30, 2006

	Maryland	Pennsylvania	Virginia
Assets
Investments, at value (cost $127,305,087, $189,404,381 and $300,624,387, respectively)	$133,203,971	$198,759,556	$315,629,066
Cash	546,227	591,413	468,199
Receivables:
Interest	2,045,647	2,871,117	4,803,278
Investments sold	1,770,061	—	10,000
Shares sold	310,310	204,007	503,864
Other assets	538	726	5,447
Total assets	137,876,754	202,426,819	321,419,854
Liabilities
Floating rate obligations	7,534,000	—	8,665,000
Payables:
Investments purchased	—	2,445,721	2,232,359
Shares redeemed	210,035	111,530	164,725
Accrued expenses:
Management fees	56,642	85,554	132,149
12b-1 distribution and service fees	29,562	39,645	64,960
Other	34,072	50,196	72,360
Dividends payable	386,731	618,280	938,328
Total liabilities	8,251,042	3,350,926	12,269,881
Net assets	$129,625,712	$199,075,893	$309,149,973
Class A Shares
Net assets	$54,694,508	$82,332,074	$190,303,107
Shares outstanding	5,109,855	7,774,950	17,277,449
Net asset value per share	$10.70	$10.59	$11.01
Offering price per share (net asset value per share plus maximum sales charge of 4.20% of offering price)	$11.17	$11.05	$11.49
Class B Shares
Net assets	$11,604,291	$8,964,839	$16,626,806
Shares outstanding	1,082,832	846,356	1,513,558
Net asset value and offering price per share	$10.72	$10.59	$10.99
Class C Shares
Net assets	$18,940,961	$31,612,750	$34,401,171
Shares outstanding	1,772,837	2,995,519	3,127,259
Net asset value and offering price per share	$10.68	$10.55	$11.00
Class R Shares
Net assets	$44,385,952	$76,166,230	$67,818,889
Shares outstanding	4,139,034	7,210,964	6,177,854
Net asset value and offering price per share	$10.72	$10.56	$10.98

Net Assets Consist of:
Capital paid-in	$123,880,655	$190,693,802	$293,947,233
Undistributed (Over-distribution of) net investment income	21,977	(91,668)	166,363
Accumulated net realized gain (loss) from investments	(175,804)	(881,416)	31,698
Net unrealized appreciation (depreciation) of investments	5,898,884	9,355,175	15,004,679
Net assets	$129,625,712	$199,075,893	$309,149,973

See accompanying notes to financial statements.

31

Statement of Operations (Unaudited)

Six Months Ended November 30, 2006

	Maryland	Pennsylvania	Virginia
Investment Income	$3,063,964	$4,427,545	$7,188,189
Expenses
Management fees	336,237	497,638	780,075
12b-1 service fees – Class A	53,565	79,636	184,634
12b-1 distribution and service fees – Class B	56,602	44,357	81,853
12b-1 distribution and service fees – Class C	68,690	114,390	120,059
Shareholders’ servicing agent fees and expenses	42,387	61,192	79,019
Interest expense and fees	118,155	—	167,181
Custodian’s fees and expenses	30,883	36,404	58,114
Trustees’ fees and expenses	1,579	2,397	3,787
Professional fees	6,478	7,335	10,238
Shareholders’ reports – printing and mailing expenses	12,022	17,055	23,139
Federal and state registration fees	1,338	2,071	75
Other expenses	1,874	2,714	4,202
Total expenses before custodian fee credit	729,810	865,189	1,512,376
Custodian fee credit	(12,932)	(14,826)	(26,737)
Net expenses	716,878	850,363	1,485,639
Net investment income	2,347,086	3,577,182	5,702,550
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	17,305	(178,022)	(186,894)
Net change in unrealized appreciation (depreciation) of investments	3,102,896	4,849,273	7,499,949
Net realized and unrealized gain (loss)	3,120,201	4,671,251	7,313,055
Net increase (decrease) in net assets from operations	$5,467,287	$8,248,433	$13,015,605

See accompanying notes to financial statements.

32

Statement of Changes in Net Assets (Unaudited)

	Maryland		Pennsylvania		Virginia
	Six Months Ended 11/30/06	Year Ended 5/31/06	Six Months Ended 11/30/06	Year Ended 5/31/06	Six Months Ended 11/30/06	Year Ended 5/31/06
Operations
Net investment income	$2,347,086	$4,483,022	$3,577,182	$6,583,438	$5,702,550	$10,857,685
Net realized gain (loss) from investments	17,305	122,620	(178,022)	520,081	(186,894)	817,151
Net change in unrealized appreciation (depreciation) of investments	3,102,896	(3,191,230)	4,849,273	(4,462,427)	7,499,949	(7,820,512)
Net increase (decrease) in net assets from operations	5,467,287	1,414,412	8,248,433	2,641,092	13,015,605	3,854,324
Distributions to Shareholders
From net investment income:
Class A	(988,459)	(1,876,009)	(1,533,104)	(2,943,700)	(3,470,023)	(6,881,779)
Class B	(176,113)	(412,384)	(144,995)	(347,659)	(262,779)	(616,499)
Class C	(292,384)	(563,610)	(509,256)	(985,687)	(511,738)	(941,876)
Class R	(811,632)	(1,625,686)	(1,368,577)	(2,323,987)	(1,226,051)	(2,284,809)
From accumulated net realized gains:
Class A	—	(183,374)	—	—	—	(712,108)
Class B	—	(49,580)	—	—	—	(76,445)
Class C	—	(61,660)	—	—	—	(113,024)
Class R	—	(147,243)	—	—	—	(219,828)
Decrease in net assets from distributions to shareholders	(2,268,588)	(4,919,546)	(3,555,932)	(6,601,033)	(5,470,591)	(11,846,368)
Fund Share Transactions
Proceeds from sale of shares	13,668,383	23,975,803	29,617,994	31,540,128	32,853,080	58,900,858
Proceeds from shares issued to shareholders due to reinvestment of distributions	1,456,710	3,230,971	1,865,615	3,716,106	2,731,266	5,999,627
	15,125,093	27,206,774	31,483,609	35,256,234	35,584,346	64,900,485
Cost of shares redeemed	(9,876,193)	(16,881,661)	(12,493,499)	(19,068,719)	(19,999,349)	(32,916,203)
Net increase (decrease) in net assets from Fund share transactions	5,248,900	10,325,113	18,990,110	16,187,515	15,584,997	31,984,282
Net increase (decrease) in net assets	8,447,599	6,819,979	23,682,611	12,227,574	23,130,011	23,992,238
Net assets at the beginning of period	121,178,113	114,358,134	175,393,282	163,165,708	286,019,962	262,027,724
Net assets at the end of period	$129,625,712	$121,178,113	$199,075,893	$175,393,282	$309,149,973	$286,019,962
Undistributed (Over-distribution of) net investment income at the end of period	$21,977	$(56,521)	$(91,668)	$(112,918)	$166,363	$(65,596)

See accompanying notes to financial statements.

33

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

The Nuveen Multistate Trust I (the “Trust”) is an open-end investment company registered under the Investment Company Act of 1940, as amended. The Trust is comprised of Nuveen Maryland Municipal Bond Fund (“Maryland”), Nuveen Pennsylvania Municipal Bond Fund (“Pennsylvania”) and Nuveen Virginia Municipal Bond Fund (“Virginia”) (collectively, the “Funds”), among others. The Trust was organized as a Massachusetts business trust on July 1, 1996. The Funds were each organized as a series of predecessor trusts or corporations prior to that date.

The Funds seek to provide high levels of tax-free income and preservation of capital through investments in diversified portfolios of quality municipal bonds.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Investment Valuation

The prices of municipal bonds in each Fund’s investment portfolio are provided by a pricing service approved by the Fund’s Board of Trustees. When market price quotes are not readily available (which is usually the case for municipal securities), the pricing service may establish fair value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. If the pricing service is unable to supply a price for a municipal bond, each Fund may use a market price or fair market value quote provided by a major broker/dealer in such investments. If it is determined that the market price or fair market value for an investment is unavailable or inappropriate, the Board of Trustees of the Funds, or its designee, may establish a fair value for the investment. Temporary investments in securities that have variable rate and demand features qualifying them as short-term investments are valued at amortized cost, which approximates market value.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Investments purchased on a when-issued or delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At November 30, 2006, Pennsylvania and Virginia had outstanding when-issued/delayed delivery purchase commitments of $2,445,721 and $2,232,359, respectively. There were no such outstanding purchase commitments in Maryland.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Dividends and Distributions to Shareholders

Tax-exempt net investment income is declared monthly as a dividend. Generally, payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Flexible Sales Charge Program

Each Fund offers Class A, B, C and R Shares. Class A Shares are generally sold with an up-front sales charge and incur a .20% annual 12b-1 service fee. Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) if redeemed within 18 months of purchase. Class B Shares are sold without an up-front sales charge but incur a .75% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. An investor purchasing Class B Shares agrees to pay a CDSC of up to 5% depending upon the length of time the shares are held by the investor (CDSC is reduced to 0% at the end of six years). Class B Shares convert to Class A Shares eight years after purchase. Class C Shares are sold without an up-front sales charge but incur a .55% annual 12b-1 distribution fee and a .20% annual 12b-1 service fee. An investor purchasing Class C Shares agrees to pay a CDSC of 1% if Class C Shares are redeemed within one year of purchase. Class R Shares are not subject to any sales charge or 12b-1 distribution or service fees. Class R Shares are available only under limited circumstances.

34

Derivative Financial Instruments

The Funds are authorized to invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such instruments, and may do so in the future, they did not invest in any such instruments during the six months ended November 30, 2006.

Inverse Floating Rate Securities

Each Fund may invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. In turn, this trust (a) issues floating rate certificates, in face amounts equal to some fraction of the deposited bond’s par amount or market value, that typically pay short-term tax-exempt interest rates to third parties, and (b) issues to a long-term investor (such as one of the Funds) an inverse floating rate certificate (sometimes referred to as an “inverse floater”) that represents all remaining or residual interest in the trust. The income received by the inverse floater holder varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the inverse floater holder bears substantially all of the underlying bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond’s value. The price of an inverse floating rate security will be more volatile than that of the underlying bond because the interest rate is dependent on not only the fixed coupon rate of the underlying bond but also on the short-term interest paid on the floating rate certificates, and because the inverse floating rate security essentially bears the risk of loss of the greater face value of the underlying bond.

A Fund may purchase an inverse floating rate security in a secondary market transaction without first owning the underlying bond (referred to as an “externally-deposited inverse floater”), or instead by first selling a fixed-rate bond to a broker-dealer for deposit into the special purpose trust and receiving in turn the residual interest in the trust (referred to as a “self-deposited inverse floater”). An investment in an externally-deposited inverse floater is identified in the Portfolio of Investments as an “Inverse floating rate investment”. An investment in a self-deposited inverse floater is accounted for as a financing transaction in accordance with Statement of Financial Accounting Standards (SFAS) No. 140 “Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities”. In such instances, a fixed-rate bond deposited into a special purpose trust is identified in the Portfolio of Investments as an “Underlying bond of an inverse floating rate trust”, with the Fund accounting for the short-term floating rate certificates issued by the trust as “Floating rate obligations” on the Statement of Assets and Liabilities. In addition, the Fund reflects in Investment Income the entire earnings of the underlying bond and accounts for the related interest paid to the holders of the short-term floating rate certificates as ”Interest expense and fees” in the Statement of Operations.

During the six months ended November 30, 2006, Maryland and Virginia invested in externally deposited inverse floaters and/or self-deposited inverse floaters. Pennsylvania did not invest in any such instruments during the six months ended November 30, 2006.

The average floating rate obligations outstanding and average annual interest rate related to self-deposited inverse floaters during the six months ended November 30, 2006, were as follows:

	Maryland	Virginia
Average floating rate obligations	$6,125,054	$8,665,000
Average annual interest rate	3.83%	3.83%

Expense Allocation

Expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares, which presently only include 12b-1 distribution and service fees, are recorded to the specific class.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund’s cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

35

Notes to Financial Statements (Unaudited) (continued)

2. Fund Shares

Transactions in Fund shares were as follows:

	Maryland
	Six Months Ended 11/30/06		Year Ended 5/31/06
	Shares	Amount	Shares	Amount
Shares sold:
Class A	561,657	$5,905,628	1,452,833	$15,333,304
Class A – automatic conversion of Class B shares	33,895	357,914	69,233	729,977
Class B	23,594	249,215	64,289	681,447
Class C	165,043	1,733,728	433,952	4,582,277
Class R	513,782	5,421,898	251,045	2,648,798
Shares issued to shareholders due to reinvestment of distributions:
Class A	58,728	618,002	124,340	1,314,731
Class B	8,503	89,547	21,609	228,885
Class C	15,377	161,494	33,228	350,808
Class R	55,742	587,667	126,064	1,336,547
	1,436,321	15,125,093	2,576,593	27,206,774
Shares redeemed:
Class A	(506,749)	(5,336,017)	(812,471)	(8,565,209)
Class B	(86,307)	(909,927)	(154,034)	(1,632,219)
Class B – automatic conversion to Class A shares	(33,857)	(357,914)	(69,165)	(729,977)
Class C	(128,868)	(1,349,283)	(195,427)	(2,059,758)
Class R	(182,141)	(1,923,052)	(368,223)	(3,894,498)
	(937,922)	(9,876,193)	(1,599,320)	(16,881,661)
Net increase (decrease)	498,399	$5,248,900	977,273	$10,325,113

	Pennsylvania
	Six Months Ended 11/30/06		Year Ended 5/31/06
	Shares	Amount	Shares	Amount
Shares sold:
Class A	537,715	$5,603,246	1,652,924	$17,237,372
Class A – automatic conversion of Class B shares	67,884	707,878	44,814	466,075
Class B	34,223	356,329	73,878	771,725
Class C	283,786	2,942,937	576,292	5,997,955
Class R	1,931,227	20,007,604	682,062	7,067,001
Shares issued to shareholders due to reinvestment of distributions:
Class A	75,453	785,342	141,449	1,478,973
Class B	6,188	64,397	14,350	150,162
Class C	22,428	232,582	43,875	457,404
Class R	75,466	783,294	156,125	1,629,567
	3,034,370	31,483,609	3,385,769	35,256,234
Shares redeemed:
Class A	(520,219)	(5,396,756)	(807,361)	(8,421,945)
Class B	(73,498)	(765,947)	(230,081)	(2,409,977)
Class B – automatic conversion to Class A shares	(67,867)	(707,878)	(44,804)	(466,075)
Class C	(201,942)	(2,096,065)	(228,397)	(2,371,860)
Class R	(340,069)	(3,526,853)	(518,008)	(5,398,862)
	(1,203,595)	(12,493,499)	(1,828,651)	(19,068,719)
Net increase (decrease)	1,830,775	$18,990,110	1,557,118	$16,187,515

36

	Virginia
	Six Months Ended 11/30/06		Year Ended 5/31/06
	Shares	Amount	Shares	Amount
Shares sold:
Class A	1,414,972	$15,326,687	3,564,724	$38,856,586
Class A – automatic conversion of Class B shares	74,485	809,533	112,229	1,215,259
Class B	40,270	434,027	131,599	1,447,499
Class C	482,253	5,220,821	826,555	9,026,378
Class R	1,024,885	11,062,012	770,868	8,355,136
Shares issued to shareholders due to reinvestment of distributions:
Class A	142,146	1,539,282	310,246	3,377,504
Class B	11,904	128,526	33,463	363,596
Class C	22,881	247,524	42,555	462,203
Class R	75,587	815,934	165,465	1,796,324
	3,289,383	35,584,346	5,957,704	64,900,485
Shares redeemed:
Class A	(1,247,345)	(13,488,009)	(1,941,534)	(21,056,778)
Class B	(108,737)	(1,174,578)	(261,386)	(2,840,552)
Class B – automatic conversion to Class A shares	(74,681)	(809,533)	(112,473)	(1,215,259)
Class C	(187,601)	(2,024,903)	(247,732)	(2,686,880)
Class R	(232,237)	(2,502,326)	(472,591)	(5,116,734)
	(1,850,601)	(19,999,349)	(3,035,716)	(32,916,203)
Net increase (decrease)	1,438,782	$15,584,997	2,921,988	$31,984,282

3. Investment Transactions

Purchases and sales (including maturities but excluding short-term investments) during the six months ended November 30, 2006, were as follows:

	Maryland	Pennsylvania	Virginia
Purchases	$9,742,862	$26,478,378	$29,420,670
Sales and maturities	3,382,918	9,535,848	7,885,594

4. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No. 140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their Federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At November 30, 2006, the cost of investments was as follows:

	Maryland	Pennsylvania	Virginia
Cost of investments	$119,759,398	$189,319,404	$291,676,692

Gross unrealized appreciation and gross unrealized depreciation of investments at November 30, 2006, were as follows:
	Maryland	Pennsylvania	Virginia
Gross unrealized:
Appreciation	$6,102,358	$9,444,716	$15,497,363
Depreciation	(191,933)	(4,564)	(210,033)
Net unrealized appreciation (depreciation) of investments	$5,910,425	$9,440,152	$15,287,330

37

Notes to Financial Statements (Unaudited) (continued)

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains at May 31, 2006, the Funds’ last tax year end, were as follows:
	Maryland	Pennsylvania	Virginia
Undistributed net tax-exempt income*	$275,920	$362,359	$476,716
Undistributed net ordinary income**	—	—	—
Undistributed net long-term capital gains	—	—	321,705

* Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on May 9, 2006, paid on June 1, 2006.

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the Funds’ last tax year ended May 31, 2006, was designated for purposes of the dividends paid deduction as follows:

	Maryland	Pennsylvania	Virginia
Distributions from net tax-exempt income	$4,468,773	$6,619,748	$10,663,168
Distributions from net ordinary income**	16,321	2,749	4,600
Distributions from net long-term capital gains	441,111	—	1,121,868

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At May 31, 2006, the Funds’ last tax year end, Pennsylvania had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

Pennsylvania
Expiration year:
2009	$510,373
2010	193,021
Total	$703,394

Maryland elected to defer net realized losses from investments incurred from November 1, 2005 through May 31, 2006 (“post-October losses”) in accordance with Federal income tax regulations. Post-October losses of $193,110 were treated as having arisen on the first day of the current fiscal year.

5. Management Fee and Other Transactions with Affiliates

Each Fund’s management fee is separated into two components – a complex-level component, based on the aggregate amount of all fund assets managed by Nuveen Asset Management (the “Adviser”), a wholly owned subsidiary of Nuveen Investments, Inc. (“Nuveen”), and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is based upon the average daily net assets of each Fund as follows:

Average Daily Net Assets	Fund-Level Fee Rate
For the first $125 million	.3500%
For the next $125 million	.3375
For the next $250 million	.3250
For the next $500 million	.3125
For the next $1 billion	.3000
For the next $3 billion	.2750
For net assets over $5 billion	.2500

38

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the table below. As of November 30, 2006, the complex-level fee rate was .1845%.

Complex-Level Assets (1)	Complex-Level Fee Rate
For the first $55 billion	.2000%
For the next $1 billion	.1800
For the next $1 billion	.1600
For the next $3 billion	.1425
For the next $3 billion	.1325
For the next $3 billion	.1250
For the next $5 billion	.1200
For the next $5 billion	.1175
For the next $15 billion	.1150
For Managed Assets over $91 billion (2)	.1400

(1)	The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets (“Managed Assets” means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

(2)	With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Trust pays no compensation directly to those of its Trustees who are affiliated with the Adviser or to its Officers, all of whom receive remuneration for their services to the Trust from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

The Adviser may voluntarily reimburse expenses from time to time in any of the Funds. Voluntary reimbursements may be terminated at any time at the Adviser’s discretion.

During the six months ended November 30, 2006, Nuveen Investments, LLC (the “Distributor”), a wholly owned subsidiary of Nuveen, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to authorized dealers as follows:

	Maryland	Pennsylvania	Virginia
Sales charges collected	$73,729	$42,526	$115,163
Paid to authorized dealers	62,446	38,175	99,362

The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

During the six months ended November 30, 2006, the Distributor compensated authorized dealers directly with commission advances at the time of purchase as follows:

	Maryland	Pennsylvania	Virginia
Commission advances	$24,977	$44,658	$67,216

To compensate for commissions advanced to authorized dealers, all 12b-1 service fees collected on Class B Shares during the first year following a purchase, all 12b-1 distribution fees collected on Class B Shares, and all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the six months ended November 30, 2006, the Distributor retained such 12b-1 fees as follows:

	Maryland	Pennsylvania	Virginia
12b-1 fees retained	$60,617	$61,613	$102,236

The remaining 12b-1 fees charged to the Funds were paid to compensate authorized dealers for providing services to shareholders relating to their investments.

39

Notes to Financial Statements (Unaudited) (continued)

The Distributor also collected and retained CDSC on share redemptions during the six months ended November 30, 2006, as follows:

	Maryland	Pennsylvania	Virginia
CDSC retained	$20,972	$14,492	$24,835

6. New Accounting Pronouncements

Financial Accounting Standards Board Interpretation No. 48

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 Accounting for Uncertainty in Income Taxes (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and does not expect the adoption of FIN 48 will have a significant impact on the net assets or results of operations of the Funds.

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this standard relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of November 30, 2006, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements included within the Statement of Operations for the period.

7. Subsequent Events

Distributions to Shareholders

The Funds declared dividend distributions from their tax-exempt net investment income which were paid on December 27, 2006, to shareholders of record on December 8, 2006, as follows:

	Maryland	Pennsylvania	Virginia
Dividend per share:
Class A	$.0325	$.0335	$.0340
Class B	.0260	.0270	.0275
Class C	.0280	.0290	.0290
Class R	.0345	.0355	.0360

Virginia also declared a capital gains distribution of $.0115 per share, which was paid on December 5, 2006, to shareholders of record on December 1, 2006.

40

Financial Highlights (Unaudited)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations			Less Distributions					Ratios/Supplemental Data
MARYLAND											Ratios to Average Net Assets Before Credit/ Reimbursement				Ratios to Average Net Assets After Reimbursement(c)				Ratios to Average Net Assets After Credit/ Reimbursement(d)
Year Ended May 31,	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Expenses(f)		Net Invest- ment Income		Expenses(f)		Net Invest- ment Income		Expenses(f)		Net Invest- ment Income		Portfolio Turnover Rate
Class A (9/94)
2007(e)	$10.44	$.20	$.26	$.46	$(.20)	$—	$(.20)	$10.70	4.40%	$54,695	1.08	%*	3.81	%*	1.08	%*	3.81	%*	1.06	%*	3.83	%*	3%
2006	10.75	.41	(.27)	.14	(.41)	(.04)	(.45)	10.44	1.34	51,784.89			3.88		.89		3.88		.87		3.90		16
2005	10.36	.43	.41	.84	(.44)	(.01)	(.45)	10.75	8.21	44,385.89			4.01		.89		4.01		.89		4.02		8
2004	10.83	.45	(.47)	(.02)	(.45)	—	(.45)	10.36	(.15)	38,219.92			4.25		.92		4.25		.91		4.26		8
2003	10.24	.48	.60	1.08	(.49)	—	(.49)	10.83	10.74	34,069.93			4.53		.93		4.53		.91		4.55		12
2002	10.14	.50	.09	.59	(.49)	—	(.49)	10.24	5.88	29,178.97			4.84		.97		4.84		.96		4.85		4
Class B (3/97)
2007(e)	10.45	.16	.27	.43	(.16)	—	(.16)	10.72	4.11	11,604	1.83	*	3.06	*	1.83	*	3.06	*	1.81	*	3.08	*	3
2006	10.76	.33	(.27)	.06	(.33)	(.04)	(.37)	10.45	.60	12,234	1.65		3.12		1.65		3.12		1.62		3.14		16
2005	10.38	.35	.40	.75	(.36)	(.01)	(.37)	10.76	7.31	14,082	1.64		3.26		1.64		3.26		1.64		3.27		8
2004	10.84	.37	(.45)	(.08)	(.38)	—	(.38)	10.38	(.78)	14,340	1.67		3.50		1.67		3.50		1.66		3.51		8
2003	10.26	.40	.59	.99	(.41)	—	(.41)	10.84	9.81	15,125	1.68		3.78		1.68		3.78		1.66		3.79		12
2002	10.15	.42	.10	.52	(.41)	—	(.41)	10.26	5.18	10,588	1.72		4.08		1.72		4.08		1.71		4.09		4
Class C (9/94)
2007(e)	10.42	.17	.26	.43	(.17)	—	(.17)	10.68	4.14	18,941	1.63	*	3.26	*	1.63	*	3.26	*	1.61	*	3.28	*	3
2006	10.74	.35	(.27)	.08	(.36)	(.04)	(.40)	10.42	.73	17,933	1.44		3.33		1.44		3.33		1.42		3.35		16
2005	10.35	.37	.41	.78	(.38)	(.01)	(.39)	10.74	7.67	15,565	1.44		3.46		1.44		3.46		1.44		3.47		8
2004	10.82	.39	(.46)	(.07)	(.40)	—	(.40)	10.35	(.66)	14,158	1.47		3.70		1.47		3.70		1.46		3.71		8
2003	10.24	.42	.59	1.01	(.43)	—	(.43)	10.82	10.08	13,049	1.48		3.98		1.48		3.98		1.46		3.99		12
2002	10.14	.44	.09	.53	(.43)	—	(.43)	10.24	5.32	7,925	1.52		4.28		1.52		4.28		1.51		4.29		4
Class R (2/92)
2007(e)	10.46	.21	.26	.47	(.21)	—	(.21)	10.72	4.51	44,386.88		*	4.01	*	.88	*	4.01	*	.86	*	4.03	*	3
2006	10.77	.43	(.27)	.16	(.43)	(.04)	(.47)	10.46	1.57	39,227.69			4.07		.69		4.07		.67		4.09		16
2005	10.39	.45	.40	.85	(.46)	(.01)	(.47)	10.77	8.33	40,325.69			4.21		.69		4.21		.69		4.22		8
2004	10.85	.47	(.45)	.02	(.48)	—	(.48)	10.39	.17	40,465.72			4.45		.72		4.45		.71		4.46		8
2003	10.27	.50	.59	1.09	(.51)	—	(.51)	10.85	10.86	42,967.73			4.73		.73		4.73		.71		4.75		12
2002	10.16	.52	.10	.62	(.51)	—	(.51)	10.27	6.20	40,444.77			5.03		.77		5.03		.76		5.05		4

*	Annualized.
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)	After expense reimbursement from the Adviser, where applicable.
(d)	After custodian fee credit and expense reimbursement, where applicable.
(e)	For the six months ended November 30, 2006.
(f)	The expense ratios for the six months ended November 30, 2006 in the above table reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, as described in Footnote 1 – Inverse Floating Rate Securities. The amount of this deemed interest expense for such period expressed as a percentage of average net assets was 0.19% for each share class.

See accompanying notes to financial statements.

41

Financial Highlights (Unaudited) (continued)

Selected data for a share outstanding throughout each period:

Class (Commencement Date)
		Investment Operations			Less Distributions					Ratios/Supplemental Data
PENNSYLVANIA											Ratios to Average Net Assets Before Credit/ Reimbursement				Ratios to Average Net Assets After Reimbursement(c)				Ratios to Average Net Assets After Credit/ Reimbursement(d)
Year Ended May 31,	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Expenses		Net Invest- ment Income		Expenses		Net Invest- ment Income		Expenses		Net Invest- ment Income		Portfolio Turnover Rate
Class A (10/86)
2007(e)	$10.33	$.20	$.26	$.46	$(.20)	$—	$(.20)	$10.59	4.50%	$82,332.87		%*	3.87	%*	.87	%*	3.87	%*	.86	%*	3.89	%*	5%
2006	10.58	.42	(.25)	.17	(.42)	—	(.42)	10.33	1.63	78,672.87			3.99		.87		3.99		.85		4.01		14
2005	10.16	.45	.42	.87	(.45)	—	(.45)	10.58	8.72	69,636.89			4.31		.89		4.31		.88		4.31		21
2004	10.60	.47	(.45)	.02	(.46)	—	(.46)	10.16	.16	64,455.90			4.51		.90		4.51		.90		4.52		6
2003	10.16	.48	.45	.93	(.49)	—	(.49)	10.60	9.36	69,120.92			4.63		.92		4.63		.91		4.63		15
2002	10.06	.51	.11	.62	(.52)	—	(.52)	10.16	6.39	64,526.97			5.04		.97		5.04		.96		5.05		16
Class B (2/97)
2007(e)	10.34	.16	.25	.41	(.16)	—	(.16)	10.59	4.02	8,965	1.62	*	3.12	*	1.62	*	3.12	*	1.61	*	3.14	*	5
2006	10.58	.34	(.24)	.10	(.34)	—	(.34)	10.34	.97	9,791	1.63		3.25		1.63		3.25		1.61		3.26		14
2005	10.16	.37	.42	.79	(.37)	—	(.37)	10.58	7.94	11,999	1.64		3.56		`1.64		3.56		1.63		3.56		21
2004	10.61	.39	(.46)	(.07)	(.38)	—	(.38)	10.16	(.63)	12,051	1.65		3.76		1.65		3.76		1.65		3.77		6
2003	10.17	.40	.46	.86	(.42)	—	(.42)	10.61	8.59	12,747	1.66		3.87		1.66		3.87		1.66		3.88		15
2002	10.07	.44	.11	.55	(.45)	—	(.45)	10.17	5.54	11,691	1.72		4.28		1.72		4.28		1.71		4.29		16
Class C (2/94)
2007(e)	10.30	.17	.25	.42	(.17)	—	(.17)	10.55	4.15	31,613	1.42	*	3.32	*	1.42	*	3.32	*	1.41	*	3.33	*	5
2006	10.55	.36	(.24)	.12	(.37)	—	(.37)	10.30	1.11	29,778	1.42		3.44		1.42		3.44		1.40		3.46		14
2005	10.13	.39	.43	.82	(.40)	—	(.40)	10.55	8.19	26,370	1.44		3.76		1.44		3.76		1.43		3.76		21
2004	10.57	.41	(.45)	(.04)	(.40)	—	(.40)	10.13	(.37)	23,124	1.45		3.96		1.45		3.96		1.45		3.97		6
2003	10.14	.42	.44	.86	(.43)	—	(.43)	10.57	8.70	21,579	1.46		4.08		1.46		4.08		1.45		4.09		15
2002	10.04	.46	.11	.57	(.47)	—	(.47)	10.14	5.74	14,028	1.52		4.47		1.52		4.47		1.51		4.49		16
Class R (2/97)
2007(e)	10.31	.21	.25	.46	(.21)	—	(.21)	10.56	4.54	76,166.67		*	4.06	*	.67	*	4.06	*	.65	*	4.08	*	5
2006	10.56	.44	(.25)	.19	(.44)	—	(.44)	10.31	1.87	57,152.68			4.19		.68		4.19		.66		4.21		14
2005	10.14	.47	.42	.89	(.47)	—	(.47)	10.56	8.99	55,160.69			4.51		.69		4.51		.68		4.52		21
2004	10.58	.49	(.45)	.04	(.48)	—	(.48)	10.14	.39	55,148.70			4.71		.70		4.71		.70		4.72		6
2003	10.15	.50	.44	.94	(.51)	—	(.51)	10.58	9.52	59,240.72			4.83		.72		4.83		.71		4.83		15
2002	10.05	.54	.11	.65	(.55)	—	(.55)	10.15	6.53	56,836.77			5.24		.77		5.24		.76		5.25		16

*	Annualized.
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)	After expense reimbursement from the Adviser, where applicable.
(d)	After custodian fee credit and expense reimbursement, where applicable.
(e)	For the six months ended November 30, 2006.

See accompanying notes to financial statements.

42

Class (Commencement Date)
		Investment Operations			Less Distributions					Ratios/Supplemental Data
VIRGINIA											Ratios to Average Net Assets Before Credit/ Reimbursement				Ratios to Average Net Assets After Reimbursement(c)				Ratios to Average Net Assets After Credit/ Reimbursement(d)
Year Ended May 31,	Beginning Net Asset Value	Net Invest- ment Income(a)	Net Realized/ Unrealized Gain (Loss)	Total	Net Invest- ment Income	Capital Gains	Total	Ending Net Asset Value	Total Return(b)	Ending Net Assets (000)	Expenses(f)		Net Invest- ment Income		Expenses(f)		Net Invest- ment Income		Expenses(f)		Net Invest- ment Income		Portfolio Turnover Rate
Class A (3/86)
2007(e)	$10.74	$.21	$.26	$.47	$(.20)	$—	$(.20)	$11.01	4.45%	$190,303.96		%*	3.90	%*	.96	%*	3.90	%*	.94	%*	3.92	%*	3%
2006	11.05	.44	(.28)	.16	(.43)	(.04)	(.47)	10.74	1.52	181,422.84			3.99		.84		3.99		.82		4.01		14
2005	10.62	.47	.47	.94	(.48)	(.03)	(.51)	11.05	9.02	164,054.86			4.32		.86		4.32		.85		4.33		18
2004	11.06	.51	(.42)	.09	(.51)	(.02)	(.53)	10.62	.84	144,911.87			4.65		.87		4.65		.86		4.66		10
2003	10.65	.52	.44	.96	(.53)	(.02)	(.55)	11.06	9.26	154,509.88			4.82		.88		4.82		.87		4.84		16
2002	10.69	.55	(.06)	.49	(.53)	—	(.53)	10.65	4.69	141,987.89			5.08		.89		5.08		.88		5.09		11
Class B (2/97)
2007(e)	10.71	.17	.28	.45	(.17)	—	(.17)	10.99	4.19	16,627	1.71	*	3.15	*	1.71	*	3.15	*	1.69	*	3.17	*	3
2006	11.02	.35	(.27)	.08	(.35)	(.04)	(.39)	10.71	.80	17,621	1.60		3.24		1.60		3.24		1.58		3.26		14
2005	10.59	.39	.47	.86	(.40)	(.03)	(.43)	11.02	8.26	20,428	1.61		3.58		1.61		3.58		1.60		3.59		18
2004	11.04	.42	(.41)	.01	(.44)	(.02)	(.46)	10.59	.02	20,735	1.62		3.90		1.62		3.90		1.61		3.91		10
2003	10.63	.44	.45	.89	(.46)	(.02)	(.48)	11.04	8.49	21,242	1.63		4.07		1.63		4.07		1.62		4.08		16
2002	10.67	.46	(.05)	.41	(.45)	—	(.45)	10.63	3.93	16,461	1.64		4.33		1.64		4.33		1.63		4.34		11
Class C (10/93)
2007(e)	10.73	.18	.26	.44	(.17)	—	(.17)	11.00	4.17	34,401	1.51	*	3.35	*	1.51	*	3.35	*	1.49	*	3.37	*	3
2006	11.03	.38	(.27)	.11	(.37)	(.04)	(.41)	10.73	1.06	30,136	1.39		3.43		1.39		3.43		1.37		3.46		14
2005	10.60	.41	.47	.88	(.42)	(.03)	(.45)	11.03	8.44	24,137	1.41		3.77		1.41		3.77		1.40		3.78		18
2004	11.04	.44	(.41)	.03	(.45)	(.02)	(.47)	10.60	.28	22,017	1.42		4.10		1.42		4.10		1.41		4.11		10
2003	10.63	.46	.44	.90	(.47)	(.02)	(.49)	11.04	8.67	23,054	1.43		4.27		1.43		4.27		1.42		4.28		16
2002	10.67	.49	(.06)	.43	(.47)	—	(.47)	10.63	4.13	16,933	1.44		4.53		1.44		4.53		1.43		4.54		11
Class R (2/97)
2007(e)	10.71	.22	.27	.49	(.22)	—	(.22)	10.98	4.58	67,819.76		*	4.10	*	.76	*	4.10	*	.74	*	4.12	*	3
2006	11.02	.46	(.28)	.18	(.45)	(.04)	(.49)	10.71	1.75	56,842.64			4.19		.64		4.19		.62		4.21		14
2005	10.59	.49	.48	.97	(.51)	(.03)	(.54)	11.02	9.28	53,408.66			4.53		.66		4.53		.65		4.54		18
2004	11.04	.53	(.42)	.11	(.54)	(.02)	(.56)	10.59	.97	50,810.67			4.85		.67		4.85		.66		4.86		10
2003	10.63	.54	.45	.99	(.56)	(.02)	(.58)	11.04	9.52	53,519.68			5.02		.68		5.02		.67		5.04		16
2002	10.67	.57	(.05)	.52	(.56)	—	(.56)	10.63	4.93	50,502.69			5.28		.69		5.28		.68		5.29		11

*	Annualized.
(a)	Per share Net Investment Income is calculated using the average daily shares method.
(b)	Total returns are calculated on net asset value without any sales charge and are not annualized.
(c)	After expense reimbursement from the Adviser, where applicable.
(d)	After custodian fee credit and expense reimbursement, where applicable.
(e)	For the six months ended November 30, 2006.
(f)	The expense ratios for the six months ended November 30, 2006 in the above table reflect, among other things, the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund, as described in Footnote 1 – Inverse Floating Rate Securities. The amount of this deemed interest expense for such period expressed as a percentage of average net assets was 0.11% for each share class.

See accompanying notes to financial statements.

43

Notes

44

Fund Information

Fund Manager Nuveen Asset Management 333 West Wacker Drive Chicago, IL 60606	Legal Counsel Chapman and Cutler LLP Chicago, IL Independent Registered Public Accounting Firm PricewaterhouseCoopers LLP Chicago, IL Custodian State Street Bank & Trust Company Boston, MA	Transfer Agent and Shareholder Services Boston Financial Data Services, Inc. Nuveen Investor Services P.O. Box 8530 Boston, MA 02266-8530 (800) 257-8787

Glossary of Terms Used in this Report

Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

Average Effective Maturity: The average of the number of years to maturity of the bonds in a Fund’s portfolio, computed by weighting each bond’s time to maturity (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions unless an escrow account has been established to redeem the bond before maturity. The market value weighting for an investment in an inverse floating rate security is the value of the portfolio’s residual interest in the inverse floating rate trust, and does not include the value of the floating rate securities issued by the trust.

Average Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s (or bond fund’s) value to changes when market interest rates change. Generally, the longer a bond or Fund’s duration, the more the price of the bond or Fund will change as interest rates change.

Dividend Yield (also known as Market Yield or Current Yield): An investment’s current annualized dividend divided by its current offering price.

Inverse Floaters: Inverse floating rate securities are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust created by a broker-dealer. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a Fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

Net Asset Value (NAV): A Fund’s NAV is the dollar value of one share in the Fund. It is calculated by subtracting the liabilities of the Fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

SEC 30-Day Yield: A standardized measure of a Fund’s yield that accounts for the future amortization of premiums or discounts of bonds held in the fund’s portfolio.

Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis at a specified assumed tax rate, the yield of a municipal bond investment.

Quarterly Portfolio of Investments and Proxy Voting information: Each Fund’s (i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2006, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments at (800) 257-8787 or on Nuveen’s website at www.nuveen.com.

You may also obtain this and other fund information directly from the Securities and Exchange Commission (“SEC”). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Section at 450 Fifth Street NW, Washington, D.C. 20549.

NASD Regulation, Inc. provides a Public Disclosure Program which supplies certain information regarding the disciplinary history of NASD members and their associated persons in response to either telephone inquiries at (800) 289-9999 or written inquiries at www.nasdr.com. NASD Regulation, Inc. also provides an investor brochure that includes information describing the Public Disclosure Program.

45

Learn more

about Nuveen Funds at

www.nuveen.com/mf

Nuveen Investments:

SERVING Investors

For GENERATIONS

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. Over this time, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that can be integral parts of a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

We offer many different investing solutions for our clients’ different needs.

Managing approximately $160 billion in assets as of December 31, 2006, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under six distinct brands: NWQ, specializing in value-style equities; Nuveen, managing fixed-income investments; Santa Barbara, committed to growth equities; Tradewinds NWQ, specializing in global value equities; Rittenhouse, focused on “blue-chip” growth equities; and Symphony, with expertise in alternative investments as well as equity and income portfolios.

Find out how we can help you reach your financial goals.

To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at (800) 257-8787. Please read the information carefully before you invest.

•	Share prices

•	Fund details

•	Daily financial news

•	Investor education

MSA-MS1-1106D

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable to this registrant.

Item 6. Schedule of Investments

See Portfolio of Investments in Item 1

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this registrant.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are not effective due to the matter discussed in Item(b) below, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

An internal control deficiency exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A significant deficiency is a control deficiency, or combination of control deficiencies, that adversely affects the Fund’s ability to initiate, authorize, record, process or report external financial data reliably in accordance with generally accepted accounting principles such that there is more than a remote likelihood that a misstatement of the Fund’s annual or interim financial statements that is more than inconsequential will not be prevented or detected. A material weakness is a significant deficiency, or combination of significant deficiencies, that results in more than a remote likelihood that a material misstatement of the annual or interim financial statements will not be prevented or detected.

Subsequent to the end of the Funds’ reporting period on November 30, 2006, the following control deficiency was identified and determined to be a material weakness, as defined above, in the Funds’ internal control over financial reporting. The Funds’ controls related to the review and analysis of the relevant terms and conditions of certain transfers of municipal securities were not operating effectively to appropriately determine whether the transfers qualified for sale accounting under the provisions of Statement of Financial Accounting Standards No. 140 “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities” (FASB 140). Although the error resulting from the misapplication of FASB 140 did not cause the November 30, 2006 financial statements to become materially misleading requiring restatement, it is management’s opinion that the controls in place were not sufficient to preclude a material misstatement that could have occured in an annual or interim financial statement. Fund Management has taken the necessary actions as it deemed necessary to revise its internal controls over financial reporting to seek to increase the control’s effectiveness.

Item 12. Exhibits

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: EX-99.CERT Attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference. EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multistate Trust I

By	(Signature and Title)*	/s/ Jessica R. Droeger
Jessica R. Droeger Vice President and Secretary

Date February 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date February 8, 2007

By	(Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date February 8, 2007

*	Print the name and title of each signing officer under his or her signature.